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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

 Date of fiscal year end:          12/31

Date of reporting period:        03/31/17

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-VIAMFR-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.68%

Aerospace & Defense–1.51%

Raytheon Co.	61,566	$ 9,388,815

Airlines–0.45%

Southwest Airlines Co.	52,136	2,802,831

Application Software–2.33%

salesforce.com, inc. (b)	175,639	14,488,461

Biotechnology–7.48%

Alexion Pharmaceuticals, Inc. (b)	64,619	7,834,408
Amgen Inc.	43,834	7,191,844
Biogen Inc. (b)	18,421	5,036,670
BioMarin Pharmaceutical Inc. (b)	39,151	3,436,675
Celgene Corp. (b)	142,362	17,714,104
Incyte Corp. (b)	39,523	5,283,039
		46,496,740

Cable & Satellite–4.36%

Charter Communications, Inc. -Class A (b)	11,485	3,759,270
Comcast Corp. -Class A	152,638	5,737,662
DISH Network Corp. -Class A(b)	276,769	17,572,064
		27,068,996

Commodity Chemicals–0.55%

LyondellBasell Industries N.V. -Class A	37,383	3,408,956

Consumer Electronics–3.07%

Sony Corp. (Japan)	562,200	19,071,257

Consumer Finance–0.93%

Synchrony Financial	168,597	5,782,877

Data Processing & Outsourced Services–6.20%

First Data Corp. -Class A (b)	578,924	8,973,322
Mastercard Inc. -Class A	124,727	14,028,046
Visa Inc. -Class A	174,270	15,487,375
		38,488,743

Environmental & Facilities Services–0.98%

Republic Services, Inc.	97,093	6,098,411

Fertilizers & Agricultural Chemicals–0.62%

Monsanto Co.	33,909	3,838,499

Financial Exchanges & Data–0.25%

S&P Global Inc.	11,825	1,546,001

Home Entertainment Software–5.20%

Activision Blizzard, Inc.	276,661	13,794,317
Electronic Arts Inc. (b)	117,412	10,510,722
Nintendo Co., Ltd. (Japan)	34,500	8,023,873
		32,328,912

	Shares	Value

Home Improvement Retail–3.32%

Lowe’s Cos., Inc.	251,153	$ 20,647,288

Hotels, Resorts & Cruise Lines–2.01%

Royal Caribbean Cruises Ltd.	127,370	12,496,271

Household Appliances–0.60%

Whirlpool Corp.	21,804	3,735,679

Housewares & Specialties–0.38%

Newell Brands, Inc.	50,234	2,369,538

Industrial Conglomerates–0.28%

Honeywell International Inc.	13,982	1,745,932

Industrial Gases–0.66%

Air Products and Chemicals, Inc.	30,265	4,094,552

Industrial Machinery–0.49%

Stanley Black & Decker Inc.	22,811	3,030,898

Internet & Direct Marketing Retail–8.83%

Amazon.com, Inc. (b)	48,406	42,913,855
Priceline Group Inc. (The) (b)	6,720	11,961,398
		54,875,253

Internet Software & Services–14.46%

Alibaba Group Holding Ltd. -ADR (China)(b)	128,690	13,876,643
Alphabet Inc. -Class A (b)	48,853	41,417,573
Facebook, Inc. -Class A (b)	243,343	34,566,873
		89,861,089

Investment Banking & Brokerage–1.86%

Charles Schwab Corp. (The)	137,428	5,608,437
Goldman Sachs Group, Inc. (The)	25,845	5,937,113
		11,545,550

Life Sciences Tools & Services–0.67%

Thermo Fisher Scientific, Inc.	27,227	4,182,067

Managed Health Care–1.81%

UnitedHealth Group Inc.	68,506	11,235,669

Movies & Entertainment–0.50%

Time Warner Inc.	31,952	3,122,030

Oil & Gas Equipment & Services–1.52%

Halliburton Co.	192,264	9,461,311

Oil & Gas Exploration & Production–3.04%

Anadarko Petroleum Corp.	138,678	8,598,036
Parsley Energy, Inc. -Class A (b)	111,509	3,625,158
Pioneer Natural Resources Co.	35,784	6,664,054
		18,887,248

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Packaged Foods & Meats–1.24%

Mondelez International, Inc. -Class A	74,210	$ 3,196,967
Tyson Foods, Inc. -Class A	72,493	4,473,543
		7,670,510

Pharmaceuticals–4.76%

Allergan PLC	54,460	13,011,583
Eli Lilly and Co.	57,546	4,840,194
Merck & Co., Inc.	100,789	6,404,133
Zoetis Inc.	99,027	5,285,071
		29,540,981

Semiconductors–3.11%

Broadcom Ltd.	56,318	12,331,389
NVIDIA Corp.	41,383	4,507,850
QUALCOMM, Inc.	42,863	2,457,765
		19,297,004

Soft Drinks–0.98%

Monster Beverage Corp. (b)	131,939	6,091,624

Specialized Consumer Services–0.39%

Service Corp. International	77,649	2,397,801

Specialized REIT’s–0.42%

American Tower Corp. -Class A	21,274	2,585,642

Specialty Chemicals–1.68%

Ecolab Inc.	34,667	4,345,162
Sherwin-Williams Co. (The)	19,694	6,108,882
		10,454,044

	Shares	Value

Systems Software–2.72%

Microsoft Corp.	219,322	$ 14,444,547
ServiceNow, Inc. (b)	28,231	2,469,366
		16,913,913

Technology Hardware, Storage & Peripherals–5.26%

Apple Inc.	227,635	32,702,044

Tobacco–2.88%

Altria Group, Inc.	48,781	3,483,939
Philip Morris International Inc.	127,815	14,430,314
		17,914,253

Wireless Telecommunication Services–1.88%

Sprint Corp. (b)	1,346,354	11,686,353
Total Common Stocks & Other Equity Interests (Cost $381,639,013)		619,354,043

Money Market Funds–0.74%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	2,753,738	2,753,738
Treasury Portfolio – Institutional Class, 0.59% (c)	1,835,825	1,835,825
Total Money Market Funds (Cost $4,589,563)		4,589,563
TOTAL INVESTMENTS–100.42% (Cost $386,228,576)		623,943,606
OTHER ASSETS LESS LIABILITIES–(0.42)%		(2,615,126)
NET ASSETS–100.00%		$ 621,328,480

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. American Franchise Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$ 592,258,913	$ 27,095,130	$—	$ 619,354,043
Money Market Funds	4,589,563	—	—	4,589,563
Total Investments	$ 596,848,476	$ 27,095,130	$—	$ 623,943,606

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $53,192,906 and $68,788,764, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$235,445,667
Aggregate unrealized (depreciation) of investment securities	(2,253,091)
Net unrealized appreciation of investment securities	$233,192,576
Cost of investments for tax purposes is $390,751,030.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-VIAMVA-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.92%

Aerospace & Defense–3.60%

Textron Inc.	299,331	$ 14,245,162

Alternative Carriers–1.02%

Level 3 Communications, Inc. (b)	70,578	4,038,473

Application Software–0.96%

Citrix Systems, Inc. (b)	45,469	3,791,660

Automotive Retail–1.95%

Advance Auto Parts, Inc.	52,091	7,723,012

Broadcasting–2.46%

Scripps Networks Interactive Inc. -Class A	123,995	9,717,488

Building Products–2.20%

Johnson Controls International PLC	207,047	8,720,820

Communications Equipment–3.23%

Ciena Corp. (b)	540,362	12,757,947

Construction & Engineering–2.52%

Fluor Corp.	189,472	9,970,017

Construction Materials–1.12%

Eagle Materials Inc.	45,419	4,412,002

Diversified Banks–3.47%

Comerica Inc.	200,033	13,718,263

Diversified Chemicals–3.12%

Eastman Chemical Co.	152,821	12,347,937

Diversified REIT’s–2.28%

Forest City Realty Trust, Inc. -Class A	413,215	8,999,823

Electric Utilities–4.41%

Edison International	126,967	10,107,843
FirstEnergy Corp.	230,797	7,343,960
		17,451,803

Electronic Equipment & Instruments–5.07%

Keysight Technologies, Inc. (b)	311,613	11,261,694
Zebra Technologies Corp. -Class A (b)	96,242	8,782,082
		20,043,776

Environmental & Facilities Services–1.78%

Clean Harbors, Inc. (b)	126,757	7,050,224

Health Care Distributors–2.64%

AmerisourceBergen Corp.	118,219	10,462,382

Health Care Facilities–2.60%

HealthSouth Corp.	240,487	10,295,248

	Shares	Value

Heavy Electrical Equipment–0.32%

Babcock & Wilcox Enterprises, Inc. (b)	135,019	$ 1,261,077

Hotels, Resorts & Cruise Lines–4.11%

Royal Caribbean Cruises Ltd.	165,914	16,277,823

Industrial Machinery–2.40%

Ingersoll-Rand PLC	116,814	9,499,315

Insurance Brokers–5.74%

Arthur J. Gallagher & Co.	178,873	10,113,480
Willis Towers Watson PLC	96,190	12,590,309
		22,703,789

Investment Banking & Brokerage–2.67%

Stifel Financial Corp. (b)	210,528	10,566,400

IT Consulting & Other Services–2.16%

Teradata Corp. (b)	274,385	8,538,861

Marine–1.11%

Kirby Corp. (b)	62,057	4,378,121

Oil & Gas Equipment & Services–4.33%

Amec Foster Wheeler PLC (United Kingdom)	448,462	2,985,667
Baker Hughes Inc.	136,558	8,168,900
TechnipFMC PLC (United Kingdom)(b)	184,419	5,993,617
		17,148,184

Oil & Gas Exploration & Production–5.51%

Devon Energy Corp.	324,477	13,537,180
Marathon Oil Corp.	522,196	8,250,697
		21,787,877

Other Diversified Financial Services–2.59%

Voya Financial, Inc.	270,272	10,259,525

Packaged Foods & Meats–2.50%

Conagra Brands, Inc.	245,097	9,887,213

Pharmaceuticals–2.45%

Mylan N.V. (b)	248,902	9,704,689

Regional Banks–9.22%

KeyCorp	775,267	13,784,247
Wintrust Financial Corp.	154,530	10,681,114
Zions Bancorp.	286,042	12,013,764
		36,479,125

Retail REIT’s–1.42%

Kimco Realty Corp.	254,103	5,613,135

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Specialized REIT’s–1.96%

Life Storage, Inc.	94,261	$7,740,713

Specialty Chemicals–1.82%

W.R. Grace & Co.	103,128	7,189,053

Technology Hardware, Storage & Peripherals–2.18%

Diebold Nixdorf, Inc.	280,543	8,612,670
Total Common Stocks & Other Equity Interests (Cost $316,964,369)		383,393,607

	Shares	Value

Money Market Funds–3.47%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	8,235,389	$ 8,235,389
Treasury Portfolio – Institutional Class, 0.59% (c)	5,490,259	5,490,259
Total Money Market Funds (Cost $13,725,648)		13,725,648
TOTAL INVESTMENTS–100.39% (Cost $330,690,017)		397,119,255
OTHER ASSETS LESS LIABILITIES–(0.39)%		(1,561,300)
NET ASSETS–100.00%		$ 395,557,955

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $ 54,060,697 and $67,446,132, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 74,282,723
Aggregate unrealized (depreciation) of investment securities	(9,887,697)
Net unrealized appreciation of investment securities	$ 64,395,026
Cost of investments for tax purposes is $332,724,229.

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2017

invesco.com/us	VIIBRA-QTR-1 03/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

March 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–15.14%

U.S. Treasury Bills–11.57%(a)
U.S. Treasury Bills (b)	0.46%	04/06/2017	$40,700,000	$40,698,202
U.S. Treasury Bills (b)	0.61%	06/08/2017	29,030,000	28,992,741
U.S. Treasury Bills	0.64%	06/15/2017	5,370,000	5,362,159
U.S. Treasury Bills (b)	0.48%	06/22/2017	30,000,000	29,950,661
U.S. Treasury Bills	0.62%	07/06/2017	13,500,000	13,473,559
U.S. Treasury Bills (b)	0.60%	07/27/2017	15,860,000	15,821,237
U.S. Treasury Bills (b)	0.57%	08/17/2017	3,980,000	3,968,346
				138,266,905
U.S. Treasury Notes–3.57%(c)

U.S. Treasury Floating Rate Notes	1.05%	01/31/2018	19,970,000	20,016,270
U.S. Treasury Floating Rate Notes	0.97%	04/30/2018	17,534,000	17,566,894
U.S. Treasury Floating Rate Notes	0.96%	07/31/2018	5,100,000	5,108,580
				42,691,744
Total U.S. Treasury Securities (Cost $180,905,837)				180,958,649

		Expiration Date
Commodity-Linked Securities–1.91%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2) (d)		08/22/2017	10,470,000	8,538,046
Cargill, Inc., Commodity-Linked Notes, one month USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (d)		08/07/2017	16,680,000	14,327,534
Total Commodity-Linked Securities (Cost $27,150,000)				22,865,580

			Shares

Money Market Funds–81.22%

Government & Agency Portfolio—Institutional Class, 0.61% (e)			241,887,390	241,887,390
Invesco Government Money Market Fund—Cash Reserve Shares, 0.12% (e)			11,050,213	11,050,213
Invesco V.I. Government Money Market Fund—Series I, 0.46% (e)			16,640,310	16,640,310
Premier U.S. Government Money Portfolio—Institutional Class, 0.60% (e)			125,439,345	125,439,345
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland), 0.96% (e)			147,053,702	147,053,702
Treasury Obligations Portfolio—Institutional Class, 0.50% (e)			186,819,610	186,819,610
Treasury Portfolio—Institutional Class, 0.59% (e)			241,887,390	241,887,390
Total Money Market Funds (Cost $970,777,960)				970,777,960
TOTAL INVESTMENTS–98.27% (Cost $1,178,833,797)				1,174,602,189
OTHER ASSETS LESS LIABILITIES–1.73%				20,734,965
NET ASSETS–100.00%				$1,195,337,154

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(f)

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	417	October-2017	$22,584,720	$(1,164,885)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	408	May-2017	29,182,608	1,706,984
Heating Oil	Long	170	June-2017	11,287,626	(482,013)
Silver	Long	388	May-2017	35,416,640	453,439
WTI Crude	Long	354	September-2017	18,351,360	(1,183,820)
Subtotal—Commodity Risk					(670,295)
Dow Jones EURO STOXX 50 Index	Long	2,480	June-2017	90,636,200	2,391,833
E-Mini S&P 500 Index	Long	608	June-2017	71,719,680	(119,276)
FTSE 100 Index	Long	935	June-2017	85,209,274	(78,571)
Hang Seng Index	Long	468	April-2017	72,658,015	(696,213)
Russell 2000 Index Mini	Long	887	June-2017	61,398,140	937,645
Tokyo Stock Price Index	Long	666	June-2017	90,476,939	(1,854,453)
Subtotal—Equity Risk					580,965
Australia 10 Year Bonds	Long	2,210	June-2017	216,876,539	4,064,432
Canada 10 Year Bonds	Long	1,850	June-2017	191,030,567	1,295,474
Euro Bonds	Long	327	June-2017	56,307,695	15,282
Long Gilt	Long	1,359	June-2017	217,177,316	3,461,871
U.S. Treasury Long Bonds	Long	607	June-2017	91,562,156	478,599
Subtotal—Interest Rate Risk					9,315,658
Total Futures Contracts					$9,226,328

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	41,400	October-2017	$19,823,740	$(86,572)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1719 Excess Return Index	0.45	97,700	July-2017	27,558,806	(1,030,637)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	0.55	187,000	July-2017	19,199,758	(708,955)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	318,000	April-2017	23,331,183	175,600
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	30,800	July-2017	26,641,523	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	17,000	January-2018	14,918,466	0
Goldman Sachs International	Receive	Goldman Sachs Alpha Basket B823 Excess Return Strategy	0.40	310,000	July-2017	28,028,876	(1,447,216)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	65,500	April-2017	12,623,252	503,839
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	164,000	October-2017	16,876,682	(21,550)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	216,000	December-2017	11,298,334	184,702
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	130,700	June-2017	21,051,875	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	39,500	September-2017	4,341,038	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	270,000	August-2017	13,697,645	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	161,000	October-2017	16,719,994	540,042
Subtotal—Commodity Risk							$(1,890,747)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements (continued)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Hang Seng Index Futures	—	135	April-2017	$20,959,043	$(205,896)
Subtotal—Equity Risk							(205,896)
Total Swap Agreements							$(2,096,643)

Investments Abbreviations:
EMTN	— European Medium-Term Notes
LIBOR	— London Interbank Offered Rate
USD	— U.S. Dollar

Index Information:
Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Cocoa, Coffee ‘C’, Corn, Cotton No.2, Lean Hogs, Live Cattle, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.

Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Copper.

Barclays Commodity Strategy 1719 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Single Commodity Index Excess Return	—	a commodity index composed of futures contracts on Gold.

Goldman Sachs Alpha Basket B823 Excess Return Strategy	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee ‘C’, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2017.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $22,865,580, which represented 1.91% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

(f)	Futures contracts collateralized by $9,191,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. Balanced-Risk Allocation Fund

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$180,958,649	$—	$180,958,649
Commodity-Linked Securities	—	22,865,580	—	22,865,580
Money Market Funds	970,777,960	—	—	970,777,960
	970,777,960	203,824,229	—	1,174,602,189
Futures Contracts*	9,226,328	—	—	9,226,328
Swap Agreements*	—	(2,096,643)	—	(2,096,643)
Total Investments	$980,004,288	$201,727,586	$—	$1,181,731,874
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$2,160,423	$3,329,478	$9,315,658	$14,805,559
Unrealized appreciation on swap agreements—OTC	1,404,183	—	—	1,404,183
Total Derivative Assets	3,564,606	3,329,478	9,315,658	16,209,742
Derivatives not subject to master netting agreements	(2,160,423)	(3,329,478)	(9,315,658)	(14,805,559)
Total Derivative Assets subject to master netting agreements	$1,404,183	$—	$—	$1,404,183

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(2,830,718)	$(2,748,513)	$—	$(5,579,231)
Unrealized depreciation on swap agreements—OTC	(3,294,930)	(205,896)	—	(3,500,826)
Total Derivative Liabilities	(6,125,648)	(2,954,409)	—	(9,080,057)
Derivatives not subject to master netting agreements	2,830,718	2,748,513	—	5,579,231
Total Derivative Liabilities subject to master netting agreements	$(3,294,930)	$(205,896)	$—	$(3,500,826)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the three months ended March 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(1,070,011)	$26,624,090	$877,102	$26,431,181
Swap agreements	3,255,417	1,844,725	—	5,100,142
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,442,728)	(6,076,036)	8,746,504	(772,260)
Swap agreements	(33,527)	(483,941)	—	(517,468)
Total	$(1,290,849)	$21,908,838	$9,623,606	$30,241,595

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,315,774,413	$250,511,449

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $0 and $0, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,547
Aggregate unrealized (depreciation) of investment securities	(4,320,155)
Net unrealized appreciation (depreciation) of investment securities	$(4,231,608)

Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2017

invesco.com/us	VK-VICOM-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.26%

Aerospace & Defense–2.08%

Arconic Inc.	525,474	$ 13,840,977
Textron Inc.	540,616	25,727,915
		39,568,892

Aluminum–0.34%

Alcoa Corp.	190,040	6,537,376

Asset Management & Custody Banks–3.06%

Bank of New York Mellon Corp. (The)	639,440	30,200,751
State Street Corp.	353,763	28,163,073
		58,363,824

Automobile Manufacturers–1.91%

General Motors Co.	1,031,576	36,476,527

Automotive Retail–1.09%

Advance Auto Parts, Inc.	140,516	20,832,902

Biotechnology–2.35%

AbbVie Inc.	201,951	13,159,127
Biogen Inc. (b)	63,775	17,437,361
Gilead Sciences, Inc.	208,149	14,137,480
		44,733,968

Broadcasting–0.64%

CBS Corp. -Class B	176,873	12,267,911

Building Products–1.38%

Johnson Controls International PLC	624,372	26,298,549

Cable & Satellite–1.26%

Charter Communications, Inc. -Class A (b)	29,500	9,655,940
Comcast Corp. -Class A	380,278	14,294,650
		23,950,590

Communications Equipment–2.69%

Cisco Systems, Inc.	1,517,570	51,293,866

Construction Machinery & Heavy Trucks–1.84%

Caterpillar Inc.	377,341	35,002,151

Consumer Finance–1.36%

Ally Financial Inc.	1,276,939	25,960,170

Data Processing & Outsourced Services–0.93%

PayPal Holdings, Inc. (b)	411,763	17,714,044

Diversified Banks–16.50%

Bank of America Corp.	3,593,277	84,765,404
Citigroup Inc.	1,841,175	110,139,089
JPMorgan Chase & Co.	846,541	74,360,161
U.S. Bancorp	146,780	7,559,170

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	678,151	$ 37,745,885
		314,569,709

Drug Retail–0.87%

CVS Health Corp.	211,300	16,587,050

Electric Utilities–0.65%

FirstEnergy Corp.	389,300	12,387,526

Electrical Components & Equipment–2.32%

Eaton Corp. PLC	414,890	30,764,093
Emerson Electric Co.	224,332	13,428,514
		44,192,607

Fertilizers & Agricultural Chemicals–0.65%

CF Industries Holdings, Inc.	420,840	12,351,654

Health Care Distributors–1.06%

Cardinal Health, Inc.	106,796	8,709,214
McKesson Corp.	77,723	11,523,212
		20,232,426

Health Care Equipment–0.75%

Medtronic PLC	177,561	14,304,314

Hotels, Resorts & Cruise Lines–3.01%

Carnival Corp.	972,695	57,301,463

Hypermarkets & Super Centers–1.02%

Wal-Mart Stores, Inc.	268,939	19,385,123

Industrial Conglomerates–1.22%

General Electric Co.	782,368	23,314,566

Industrial Machinery–0.60%

Ingersoll-Rand PLC	139,929	11,379,026

Integrated Oil & Gas–8.47%

BP PLC -ADR (United Kingdom)	914,496	31,568,402
Chevron Corp.	309,454	33,226,076
Occidental Petroleum Corp.	255,054	16,160,221
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	695,935	36,696,653
Suncor Energy, Inc. (Canada)	1,427,634	43,899,745
		161,551,097

Internet Software & Services–1.89%

eBay Inc. (b)	876,918	29,438,137
Yahoo! Inc. (b)	141,729	6,577,643
		36,015,780

Investment Banking & Brokerage–3.10%

Goldman Sachs Group, Inc. (The)	93,292	21,431,038
Morgan Stanley	877,636	37,597,927
		59,028,965

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

IT Consulting & Other Services–0.05%

Cognizant Technology Solutions Corp. -Class A (b)	16,116	$ 959,224

Life & Health Insurance–2.54%

Aflac, Inc.	134,444	9,736,435
MetLife, Inc.	732,292	38,679,663
		48,416,098

Managed Health Care–1.20%

Anthem, Inc.	138,540	22,911,745

Movies & Entertainment–1.21%

Twenty-First Century Fox, Inc. -Class B	724,357	23,020,066

Multi-Line Insurance–1.51%

American International Group, Inc.	461,705	28,824,243

Oil & Gas Equipment & Services–1.23%

Halliburton Co.	402,298	19,797,085
Weatherford International PLC (b)	548,943	3,650,471
		23,447,556

Oil & Gas Exploration & Production–5.41%

Canadian Natural Resources Ltd. (Canada)	496,766	16,264,384
Devon Energy Corp.	703,859	29,364,998
Hess Corp.	470,021	22,659,712
Marathon Oil Corp.	1,435,043	22,673,679
QEP Resources Inc. (b)	955,274	12,141,533
		103,104,306

Packaged Foods & Meats–0.27%

Mondelez International, Inc. -Class A	119,577	5,151,377

Paper Packaging–0.86%

International Paper Co.	323,892	16,447,236

Personal Products–0.60%

Unilever N.V. -New York Shares (United Kingdom)	230,764	11,464,356

Pharmaceuticals–6.47%

Merck & Co., Inc.	359,233	22,825,665
Mylan N.V. (b)	452,546	17,644,768
Novartis AG (Switzerland)	213,732	15,867,966
Pfizer Inc.	1,080,377	36,959,697
Sanofi -ADR (France)	666,075	30,139,894
		123,437,990

Property & Casualty Insurance–1.34%

Allstate Corp. (The)	312,371	25,455,113

Regional Banks–5.33%

Citizens Financial Group, Inc.	617,014	21,317,834
Fifth Third Bancorp	1,311,551	33,313,395
KeyCorp	434,235	7,720,698
PNC Financial Services Group, Inc. (The)	327,329	39,358,039
		101,709,966

	Shares	Value

Semiconductors–1.20%

Intel Corp.	634,514	$ 22,886,920

Systems Software–1.76%

Microsoft Corp.	438,790	28,898,710
Symantec Corp.	154,102	4,727,849
		33,626,559

Technology Hardware, Storage & Peripherals–1.61%

HP Inc.	269,350	4,815,978
NetApp, Inc.	619,752	25,936,621
		30,752,599

Wireless Telecommunication Services–0.63%

Vodafone Group PLC (United Kingdom)	4,640,785	12,066,866
Total Common Stocks & Other Equity Interests (Cost $1,561,014,228)		1,835,284,296

Money Market Funds–3.31%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	37,922,155	37,922,155
Treasury Portfolio – Institutional Class, 0.59% (c)	25,281,436	25,281,436
Total Money Market Funds (Cost $63,203,591)		63,203,591
TOTAL INVESTMENTS–99.57% (Cost $1,624,217,819)		1,898,487,887
OTHER ASSETS LESS LIABILITIES–0.43%		8,115,148
NET ASSETS–100.00%		$1,906,603,035

Investment Abbreviations:

ADR   — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,823,217,430	$12,066,866	$—	$1,835,284,296
Money Market Funds	63,203,591	—	—	63,203,591
	1,886,421,021	12,066,866	—	1,898,487,887
Forward Foreign Currency Contracts*	—	(2,060,962)	—	(2,060,962)
Total Investments	$1,886,421,021	$10,005,904	$—	$1,896,426,925
* Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
04/21/2017	Barclays Bank PLC	CAD	16,794,183	USD	12,457,087	$12,632,453	$ (175,366)
04/21/2017	Barclays Bank PLC	CHF	3,440,406	USD	3,419,605	3,439,565	(19,960)
04/21/2017	Barclays Bank PLC	EUR	15,291,711	USD	16,290,184	16,327,783	(37,599)
04/21/2017	Barclays Bank PLC	GBP	7,460,857	USD	9,069,082	9,350,075	(280,993)
04/21/2017	CIBC World Markets Corp.	CAD	16,794,183	USD	12,460,442	12,632,453	(172,011)
04/21/2017	CIBC World Markets Corp.	CHF	3,440,406	USD	3,418,188	3,439,565	(21,377)
04/21/2017	CIBC World Markets Corp.	EUR	15,291,712	USD	16,278,027	16,327,783	(49,756)
04/21/2017	CIBC World Markets Corp.	GBP	7,460,857	USD	9,071,730	9,350,076	(278,346)
04/21/2017	Goldman Sachs International	CAD	16,794,097	USD	12,459,915	12,632,388	(172,473)
04/21/2017	Goldman Sachs International	CHF	3,440,453	USD	3,418,744	3,439,612	(20,868)
04/21/2017	Goldman Sachs International	EUR	15,291,873	USD	16,284,239	16,327,956	(43,717)
04/21/2017	Goldman Sachs International	GBP	7,461,050	USD	9,070,622	9,350,317	(279,695)
04/21/2017	RBC Capital Markets Corp.	CAD	16,794,183	USD	12,457,299	12,632,453	(175,154)
04/21/2017	RBC Capital Markets Corp.	CHF	3,440,406	USD	3,420,533	3,439,565	(19,032)
04/21/2017	RBC Capital Markets Corp.	EUR	15,291,712	USD	16,291,178	16,327,783	(36,605)
04/21/2017	RBC Capital Markets Corp.	GBP	7,460,857	USD	9,072,066	9,350,076	(278,010)
Total Forward Foreign Currency Contracts—Currency Risk							$ (2,060,962)

  Currency Abbreviations:

CAD	— Canadian Dollar	GBP	— British Pound Sterling
CHF	— Swiss Franc	USD	— U.S. Dollar
EUR	— Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $96,056,159 and $228,916,192, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 372,884,085
Aggregate unrealized (depreciation) of investment securities	(99,201,141)
Net unrealized appreciation of investment securities	$ 273,682,944
Cost of investments for tax purposes is $1,624,804,943.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VICEQ-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.63%

Advertising–1.85%

Publicis Groupe S.A. (France)	327,580	$ 22,892,205

Aerospace & Defense–2.46%

General Dynamics Corp.	84,413	15,802,114
United Technologies Corp.	130,157	14,604,917
		30,407,031

Air Freight & Logistics–1.01%

United Parcel Service, Inc. -Class B	115,608	12,404,738

Apparel, Accessories & Luxury Goods–2.81%

Hanesbrands, Inc.	745,549	15,477,597
LVMH Moet Hennessy Louis Vuitton S.E. (France)	87,325	19,200,054
		34,677,651

Asset Management & Custody Banks–0.97%

Northern Trust Corp.	137,798	11,930,551

Auto Parts & Equipment–2.14%

Delphi Automotive PLC	328,442	26,436,297

Biotechnology–5.06%

Biogen Inc. (b)	65,159	17,815,774
Celgene Corp. (b)	202,851	25,240,750
Shire PLC -ADR	111,687	19,459,226
		62,515,750

Building Products–1.54%

Johnson Controls International PLC	451,103	19,000,458

Cable & Satellite–2.53%

Comcast Corp. -Class A	830,414	31,215,262

Communications Equipment–1.17%

F5 Networks, Inc. (b)	100,911	14,386,881

Consumer Finance–2.00%

American Express Co.	311,605	24,651,072

Distillers & Vintners–2.03%

Diageo PLC (United Kingdom)	876,005	25,087,171

Diversified Banks–2.62%

Svenska Handelsbanken AB -Class A (Sweden)	1,083,043	14,855,910
U.S. Bancorp	339,779	17,498,619
		32,354,529

Drug Retail–1.79%

Walgreens Boots Alliance, Inc.	266,207	22,108,491

	Shares	Value

Electric Utilities–1.02%

Duke Energy Corp.	153,434	$ 12,583,122

Electronic Manufacturing Services–1.27%

TE Connectivity Ltd.	210,172	15,668,323

Health Care Facilities–1.68%

HCA Holdings, Inc. (b)	232,957	20,730,844

Home Improvement Retail–1.39%

Home Depot, Inc. (The)	116,693	17,134,033

Household Appliances–0.97%

Whirlpool Corp.	69,531	11,912,746

Housewares & Specialties–1.78%

Newell Brands, Inc.	464,687	21,919,286

Industrial Conglomerates–1.41%

General Electric Co.	584,939	17,431,182

Industrial Gases–1.03%

Air Liquide S.A. (France)	110,803	12,659,124

Industrial Machinery–2.89%

Illinois Tool Works Inc.	92,249	12,220,225
Stanley Black & Decker Inc.	176,879	23,501,913
		35,722,138

Insurance Brokers–1.52%

Marsh & McLennan Cos., Inc.	254,504	18,805,301

Integrated Oil & Gas–1.40%

Suncor Energy, Inc. (Canada)	560,524	17,236,113

Internet & Direct Marketing Retail–1.10%

Priceline Group Inc. (The) (b)	7,621	13,565,151

Internet Software & Services–2.52%

Alphabet Inc. -Class C (b)	37,523	31,127,580

IT Consulting & Other Services–3.87%

Cognizant Technology Solutions Corp. -Class A (b)	450,556	26,817,093
International Business Machines Corp.	120,207	20,932,847
		47,749,940

Life & Health Insurance–2.19%

AIA Group Ltd. (Hong Kong)	4,279,400	26,981,825

Life Sciences Tools & Services–1.55%

Thermo Fisher Scientific, Inc.	124,769	19,164,518

Movies & Entertainment–1.52%

Time Warner Inc.	192,540	18,813,083

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Multi-Sector Holdings–1.74%

Berkshire Hathaway Inc. -Class A (b)	86	$ 21,487,100

Oil & Gas Equipment & Services–3.60%

Halliburton Co.	349,347	17,191,366
Schlumberger Ltd.	115,295	9,004,540
Tenaris S.A. -ADR (Luxembourg)	536,075	18,301,600
		44,497,506

Oil & Gas Exploration & Production–2.79%

Concho Resources Inc. (b)	142,421	18,278,311
Range Resources Corp.	554,622	16,139,500
		34,417,811

Pharmaceuticals–3.66%

Allergan PLC	113,648	27,152,780
Merck & Co., Inc.	284,226	18,059,720
		45,212,500

Property & Casualty Insurance–2.44%

Progressive Corp. (The)	769,202	30,137,334

Regional Banks–1.28%

First Republic Bank	168,732	15,828,749

Retail REIT’s–0.92%

GGP Inc.	490,468	11,369,048

Semiconductors–5.04%

Analog Devices, Inc.	225,796	18,503,982

	Shares	Value

Semiconductors–(continued)

QUALCOMM, Inc.	373,743	$ 21,430,424
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,559,823	22,335,714
		62,270,120

Systems Software–3.91%

Microsoft Corp.	289,636	19,075,427
Oracle Corp.	653,501	29,152,680
		48,228,107

Wireless Telecommunication Services–1.16%

Vodafone Group PLC -ADR (United Kingdom)	540,167	14,276,614
Total Common Stocks & Other Equity Interests (Cost $838,586,760)		1,056,997,285

Money Market Funds–12.86%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	95,276,207	95,276,207
Treasury Portfolio – Institutional Class, 0.59% (c)	63,517,471	63,517,471
Total Money Market Funds (Cost $158,793,678)		158,793,678
TOTAL INVESTMENTS–98.49% (Cost $997,380,438)		1,215,790,963
OTHER ASSETS LESS LIABILITIES–1.51%		18,658,720
NET ASSETS–100.00%		$ 1,234,449,683

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$990,374,346	$66,622,939	$—	$1,056,997,285
Money Market Funds	158,793,678	—	—	158,793,678
Total Investments	$1,149,168,024	$66,622,939	$—	$1,215,790,963

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $135,610,966 and $239,401,503, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 241,254,802
Aggregate unrealized (depreciation) of investment securities	(26,182,769)
Net unrealized appreciation of investment securities	$ 215,072,033
Cost of investments for tax purposes is $1,000,718,930.

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VICPB-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Principal Amount	Value

Bonds & Notes–71.73%

Aerospace & Defense–0.89%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$2,000	$1,977
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	2,000	2,052
Rockwell Collins, Inc., Sr. Unsec. Notes, 2.80%, 03/15/2022	66,000	66,162
3.20%, 03/15/2024	27,000	27,004
3.50%, 03/15/2027	42,000	42,101
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	2,000	2,030
6.50%, 05/15/2025	7,000	7,035
		148,361

Agricultural & Farm Machinery–0.04%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,000	7,254

Air Freight & Logistics–0.39%
FedEx Corp., Sr. Unsec. Gtd. Notes, 3.30%, 03/15/2027	63,000	62,196
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	2,000	2,105
		64,301

Airlines–3.14%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	31,050	31,361
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	31,191	31,308
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	52,000	50,017
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	34,000	34,446
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	36,000	36,900
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	42,000	42,289

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	26,806	27,952

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines, Inc., Sr. Unsec. Global Notes, 2.88%, 03/13/2020	$27,000	$27,236
3.63%, 03/15/2022	45,000	45,872
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	109,962	107,969
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	42,881	43,779

US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	755	819
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	42,000	42,119
		522,067

Alternative Carriers–0.03%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	5,000	5,138

Aluminum–0.01%

Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	2,000	2,090

Apparel Retail–0.27%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	2,000	2,148

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	39,000	41,096
6.88%, 11/01/2035	2,000	1,938
		45,182

Apparel, Accessories & Luxury Goods–0.13%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	9,000	8,904
4.88%, 05/15/2026(b)	13,000	12,781
		21,685

Asset Management & Custody Banks–1.64%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	90,000	93,342

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	$75,000	$78,204
Legg Mason, Inc., Sr. Unsec. Global Notes, 4.75%, 03/15/2026	90,000	94,988
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	6,000	6,615
		273,149

Auto Parts & Equipment–0.03%

Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	5,088

Automobile Manufacturers–0.81%

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	39,685
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec. Notes, 2.80%, 01/13/2022(b)	95,000	95,223
		134,908

Automotive Retail–0.08%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	12,000	13,057

Brewers–0.60%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.65%, 02/01/2026	55,000	55,656
Heineken NV (Netherlands), Sr. Unsec. Notes, 4.35%, 03/29/2047(b)	44,000	44,401
		100,057

Broadcasting–0.12%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,000	6,060
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	4,000	3,420
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,000	3,210
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,000	4,080
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	3,000	3,135
		19,905

Building Products–0.04%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	2,000	2,134

	Principal Amount	Value

Building Products–(continued)

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	$2,000	$2,060
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	3,000	2,944
		7,138

Cable & Satellite–2.35%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	10,000	10,550
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.91%, 07/23/2025	89,000	94,130
6.83%, 10/23/2055	27,000	31,447
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	30,000	25,729
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	50,000	48,454
9.38%, 01/15/2019(b)	140,000	156,717
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	12,000	12,645
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	2,000	1,918
7.25%, 10/15/2020	2,000	1,833
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	2,000	2,055
5.38%, 07/15/2026(b)	5,000	5,137
		390,615

Casinos & Gaming–0.15%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	4,000	4,330
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	3,000	3,233
7.75%, 03/15/2022	5,000	5,781
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	6,000	6,097
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	5,000	5,113
		24,554

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	6,000	6,285

Commodity Chemicals–0.05%

Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	4,000	4,040

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Commodity Chemicals–(continued)

Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	$4,000	$4,220
		8,260

Communications Equipment–0.08%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	6,000	6,330
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	2,000	2,003
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,562
		13,895

Construction & Engineering–0.54%

AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(b)	22,000	22,055
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	75,000	67,725
		89,780

Construction Machinery & Heavy Trucks–0.08%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	3,086
6.75%, 06/15/2021	5,000	5,200
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,000	4,060
		12,346

Consumer Finance–1.36%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	5,000	5,012
5.13%, 09/30/2024	3,000	3,098
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.05%, 03/09/2022	35,000	34,989
3.75%, 03/09/2027	85,000	84,362
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	95,000	97,940
		225,401

Copper–0.25%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	2,000	2,080
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	4,000	3,510
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	33,000	36,094
		41,684

	Principal Amount	Value

Data Processing & Outsourced Services–0.22%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	$33,000	$31,928
First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	4,000	4,295
		36,223

Diversified Banks–7.25%

Banco GNB Sudameris S.A. (Colombia), Unsec. Sub. Notes, 6.50%, 04/03/2027(b)	17,000	16,989
Bank of America Corp., Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	85,000	92,862
Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	30,000	32,775
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	167,123
Citigroup Inc., Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	40,000	41,750
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	65,000	69,225
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	34,000	36,847
Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	50,000	53,345
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	200,000	199,115
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	47,430
JPMorgan Chase & Co., Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	65,000	64,354
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	35,000	34,013
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	30,000	31,125
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	40,000	40,500
Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Global Notes, 6.00%, 12/19/2023	5,000	5,316
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	200,000	197,437

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	$25,000	$25,686
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	45,000	48,600
		1,204,492

Diversified Capital Markets–1.21%

Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13% (b)(c)	200,000	201,372

Diversified Chemicals–0.18%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	26,000	27,755
7.00%, 05/15/2025	2,000	2,165
		29,920

Diversified Metals & Mining–0.36%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	25,000	25,125
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	4,000	4,360
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 3.88%, 04/23/2025	23,000	23,187
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	6,000	6,232
		58,904

Diversified REIT’s–1.20%

Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	199,546

Drug Retail–0.98%

CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	145,515	163,469

Electric Utilities–0.96%

Exelon Corp., Jr. Unsec. Sub. Notes, 2.50%, 06/01/2022	32,000	32,329
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	58,000	58,421
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	66,000	67,980
		158,730

Electrical Components & Equipment–0.04%

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	7,000	7,035

	Principal Amount	Value

Environmental & Facilities Services–0.01%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	$2,000	$2,025

Financial Exchanges & Data–2.24%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	110,000	120,630
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	45,602
4.88%, 02/15/2024	138,000	151,586
5.25%, 07/15/2044	35,000	39,247
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	15,000	14,951
		372,016

Food Distributors–0.03%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	4,000	4,180

Food Retail–0.01%

Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	2,000	2,025

Gas Utilities–0.09%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	4,000	4,040
5.88%, 08/20/2026	2,000	2,010
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	5,000	4,775
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	4,000	3,960
		14,785

General Merchandise Stores–0.01%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	2,000	2,140

Health Care Equipment–0.01%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	2,000	1,993

Health Care Facilities–0.33%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	2,000	2,117
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	4,000	4,090
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	2,917	2,523

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	$19,000	$20,781
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	4,000	4,260
Sr. Unsec. Gtd. Notes, 5.88%, 02/15/2026	8,000	8,460
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	2,000	2,005
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	2,000	2,035
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	2,000	2,170
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	2,000	1,975
8.13%, 04/01/2022	2,000	2,095
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	2,000	2,063
		54,574

Health Care REIT’s–0.83%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	71,000	73,406
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	20,000	20,061
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	44,687
		138,154

Health Care Services–0.24%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	2,000	2,015
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	5,000	5,025
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	3,000	3,068
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	4,000	4,325
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	25,000	25,036
		39,469

Home Entertainment Software–0.25%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	40,000	41,492

Homebuilding–1.67%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	3,000	3,015
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(b)	3,000	3,030
8.75%, 03/15/2022(b)	3,000	3,289

	Principal Amount	Value

Homebuilding–(continued)

CalAtlantic Group, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	$2,000	$2,000
5.88%, 11/15/2024	54,000	56,902
Lennar Corp., Sr. Unsec. Gtd. Global Bonds, 4.13%, 01/15/2022	22,000	22,275
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	165,000	147,056
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	3,000	3,127
7.15%, 04/15/2020	2,000	2,193
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/2027	35,000	35,175
		278,062

Hotel and Resort REIT’s–0.34%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	20,000	20,593
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	35,000	36,417
		57,010

Hotels, Resorts & Cruise Lines–0.03%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	4,000	4,348

Household Products–0.26%

Reynolds Group Issuer Inc./LLC, (New Zealand) Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	37,000	38,110
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,140
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	2,000	2,122
		42,372

Independent Power Producers & Energy Traders–0.07%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	4,000	4,080
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	2,000	1,995
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,000	2,008
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	4,000	4,010
		12,093

Industrial REIT’s–1.23%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	200,000	203,750

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–0.93%

Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	$23,000	$23,761
Sr. Unsec. Gtd. Global Notes, 6.75%, 09/21/2047	71,000	72,429
Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	21,000	22,094
6.50%, 03/13/2027(b)	34,000	36,652
		154,936

Integrated Telecommunication Services–1.90%

AT&T Inc., Sr. Unsec. Global Notes, 4.75%, 05/15/2046	44,000	41,077
5.25%, 03/01/2037	35,000	35,761
5.70%, 03/01/2057	35,000	36,039
Sr. Unsec. Notes, 4.45%, 04/01/2024	30,000	31,447
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	1,000	1,059
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,112
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	2,000	2,112
11.00%, 09/15/2025	2,000	1,943
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	2,000	2,103
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	6,000	6,450
Verizon Communications Inc., Sr. Unsec. Global Notes, 2.63%, 08/15/2026	60,000	54,928
4.13%, 08/15/2046	22,000	18,977
5.01%, 08/21/2054	58,000	55,067
Sr. Unsec. Notes, 4.81%, 03/15/2039(b)	27,000	26,342
		315,417

Internet & Direct Marketing Retail–0.42%

Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 02/15/2026	65,000	69,599

Investment Banking & Brokerage–0.70%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	37,009
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	55,000	56,925
Jefferies Group LLC, Sr. Unsec. Global Notes, 4.85%, 01/15/2027	21,000	21,523
		115,457

	Principal Amount	Value

Leisure Facilities–0.01%

Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	$2,000	$1,980

Life & Health Insurance–3.52%

Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	200,000	195,500
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	65,000	67,548
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	180,753
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	130,000	140,563
		584,364

Managed Health Care–0.55%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	2,000	2,023
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	47,946
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	35,000	36,593
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	5,000	5,162
		91,724

Metal & Glass Containers–0.03%

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	3,000	3,187
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	2,000	2,118
		5,305

Movies & Entertainment–0.96%

21st Century Fox America, Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/2046(b)	20,000	20,175
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	5,000	5,137
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	2,000	2,082
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	55,000	58,211
Viacom Inc., Jr. Unsec. Sub. Global Notes, 5.88%, 02/28/2057	30,000	30,675
6.25%, 02/28/2057	30,000	30,300
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	13,000	12,389
		158,969

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Multi-Line Insurance–2.72%

AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	$42,000	$41,860
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	20,000	19,451
9.88%, 06/15/2019	180,000	209,247
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	45,000	45,301
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	30,000	30,174
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	105,306
		451,339

Office REIT’s–0.52%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	40,000	40,187
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	45,000	45,721
		85,908

Office Services & Supplies–0.72%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.38%, 10/01/2021	55,000	54,095
4.63%, 03/15/2024	35,000	34,516
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	28,000	31,218
		119,829

Oil & Gas Drilling–0.03%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	2,000	1,705
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	2,000	1,900
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,000	1,810
		5,415

Oil & Gas Equipment & Services–0.04%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,000	2,030
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	2,000	1,895
8.25%, 06/15/2023	2,000	2,180
		6,105

	Principal Amount	Value

Oil & Gas Exploration & Production–0.60%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	$4,000	$4,110
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/01/2023	35,000	36,400
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	3,000	2,805
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	2,000	2,110
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	4,000	3,890
Hess Corp., Sr. Unsec. Global Notes, 5.80%, 04/01/2047	17,000	17,580
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	5,000	5,287
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	2,000	2,040
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	2,000	2,130
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	2,000	1,975
Sr. Unsec. Notes, 6.88%, 03/01/2021	2,000	2,130
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	5,000	4,813
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	2,000	2,140
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	2,000	2,025
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	2,000	1,885
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	4,000	4,000
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	3,000	2,880
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	2,000	1,930
		100,130

Oil & Gas Storage & Transportation–6.69%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	2,000	2,035
Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	72,000	72,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	$6,000	$6,405
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	26,000	27,480
Sr. Unsec. Notes, 4.20%, 04/15/2027	22,000	21,780
4.75%, 01/15/2026	61,000	63,127
5.15%, 03/15/2045	51,000	48,168
5.30%, 04/15/2047	47,000	45,244
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	74,000	74,887
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	65,000	65,032
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	8,000	8,440
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 5.40%, 09/01/2044	74,000	73,319
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	141,000	146,596
Sr. Unsec. Global Notes, 4.88%, 06/01/2025	3,000	3,148
5.20%, 03/01/2047	21,000	21,236
5.50%, 02/15/2023	76,000	78,518
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	3,000	2,933
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Bonds, 4.50%, 12/15/2026	11,000	11,232
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	9,000	9,776
Sr. Sec. First Lien Notes, 4.20%, 03/15/2028(b)	86,000	85,248
5.00%, 03/15/2027(b)	27,000	28,249
Southern Natural Gas Co., L.L.C., Sr. Unsec. Notes, 5.90%, 04/01/2017(b)	18,000	18,002
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	2,000	2,050
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	4,000	4,120
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	2,000	2,160
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	4,000	4,052
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	84,000	85,155
Sr. Unsec. Notes, 4.13%, 11/15/2020	32,000	33,490

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/2023	$65,000	$67,092
		1,110,974

Other Diversified Financial Services–0.64%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	100,000	106,131

Packaged Foods & Meats–0.16%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,000	2,030
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	2,000	2,028
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	20,000	18,837
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	4,000	4,090
		26,985

Paper Packaging–0.01%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,000	2,093

Paper Products–0.29%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	14,000	13,650
Fibria Overseas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/17/2027	33,000	33,165
Mercer International Inc. (Canada), Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	2,000	2,025
		48,840

Pharmaceuticals–1.27%

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	74,000	99,775
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.95%, 06/15/2026	56,000	54,849
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.20%, 07/21/2021	50,000	48,208
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	9,000	7,267
		210,099

Property & Casualty Insurance–0.85%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	20,000	20,463
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	22,000	23,657

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Property & Casualty Insurance–(continued)

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	$45,000	$51,862
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	44,512
		140,494

Regional Banks–1.27%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	7,000	7,333
5.00%, 08/01/2023	2,000	2,095
5.25%, 03/15/2018	20,000	20,600
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	57,679
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	95,000	92,694
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	31,000	31,116
		211,517

Reinsurance–0.39%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	60,000	64,759

Renewable Electricity–0.22%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	36,000	35,639

Residential REIT’s–0.71%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	118,148

Restaurants–1.22%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	94,000	97,760
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	47,000	48,233
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	39,000	40,414
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	16,000	15,812
		202,219

Retail REIT’s–0.22%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	38,000	37,162

Semiconductors–0.72%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	30,000	29,960
4.50%, 12/05/2036	10,000	10,006
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.88%, 01/15/2027(b)	77,000	77,674

	Principal Amount	Value

Semiconductors–(continued)

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	$2,000	$2,085
		119,725

Sovereign Debt–0.92%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 5.63%, 01/26/2022(b)	36,000	36,885
6.88%, 01/26/2027(b)	71,000	72,185
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,455
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	8,634
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	20,980
		153,139

Specialized Consumer Services–0.03%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,000	2,055
Sr. Unsec. Notes, 7.45%, 08/15/2027	3,000	3,248
		5,303

Specialized Finance–3.08%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	235,000	245,869
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	64,000	62,540
3.38%, 06/01/2021	60,000	61,162
3.88%, 04/01/2021	85,000	88,134
Aircastle Ltd., Sr. Unsec. Global Notes, 4.13%, 05/01/2024	20,000	20,100
Sr. Unsec. Notes, 5.00%, 04/01/2023	2,000	2,113
5.50%, 02/15/2022	7,000	7,507
Park Aerospace Holdings Ltd. (Ireland), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/2022(b)	24,000	25,032
		512,457

Specialized REIT’s–3.18%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	120,000	127,792
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	14,000	14,350
5.38%, 03/15/2027(b)	14,000	14,210

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	$43,000	$43,024
7.75%, 07/15/2020	253,000	287,348
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	20,000	21,847
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,000	5,337
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	5,000	5,163
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	2,000	2,000
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	4,000	4,290
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	2,000	1,820
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	2,000	1,975
		529,156

Specialty Chemicals–0.06%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	2,000	2,073
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	2,000	2,305
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	2,000	2,025
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	4,000	4,270
		10,673

Steel–0.40%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.75%, 10/15/2039	2,000	2,278
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	4,000	4,150
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	15,000	15,431
Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	5,000	5,006
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	2,000	2,080
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.25%, 08/10/2026	35,000	37,931
		66,876

	Principal Amount	Value

Systems Software–0.16%

Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	$24,000	$24,512
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	2,000	2,053
		26,565

Technology Distributors–0.47%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	35,499
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	2,000	2,043
Tech Data Corp., Sr. Unsec. Notes, 4.95%, 02/15/2027	40,000	40,334
		77,876

Technology Hardware, Storage & Peripherals–1.47%

Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	20,000	20,237
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	92,000	100,677
8.35%, 07/15/2046(b)	24,000	31,225
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	6,000	6,653
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	2,000	2,205
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	45,000	43,762
5.75%, 12/01/2034	38,000	34,580
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	4,000	4,730
		244,069

Thrifts & Mortgage Finance–0.25%

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	41,346

Trading Companies & Distributors–0.08%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	4,000	4,075
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,000	2,140
United Rentals North America, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	2,000	2,025
6.13%, 06/15/2023	5,000	5,238
		13,478

Trucking–0.02%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	2,000	1,860
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	2,000	2,058
		3,918

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–0.13%

Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	$8,000	$ 8,720
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	7,000	7,578
7.88%, 09/15/2023	4,000	4,440
		20,738
Total Bonds & Notes (Cost $11,568,397)		11,919,235

U.S. Government Sponsored Agency Mortgage-Backed Securities–17.74%

Collateralized Mortgage Obligations–0.18%

Ginnie Mae REMICs, IO, 1.58%, 09/20/2064(d)	294,980	29,675

Federal Home Loan Mortgage Corp. (FHLMC)–4.08%

Pass Through Ctfs., 6.50%, 04/01/2017 to 08/01/2032	1,582	1,761
6.00%, 05/01/2017 to 06/01/2017	45	45
5.50%, 09/01/2017	176	176
Pass Through Ctfs., TBA, 3.50%, 05/01/2047(e)	518,000	528,765
4.00%, 05/01/2047(e)	140,000	146,551
		677,298

Federal National Mortgage Association (FNMA)–9.99%

Pass Through Ctfs., 7.00%, 05/01/2017 to 09/01/2032	8,469	9,020
5.00%, 11/01/2018	2,457	2,527
7.50%, 04/01/2029	2,081	2,265
3.50%, 12/01/2030	63,329	66,345
6.50%, 09/01/2031	1,033	1,188
Pass Through Ctfs., TBA, 2.50%, 05/01/2032(e)	291,000	290,760
3.00%, 05/01/2032 to 05/01/2047(e)	444,000	445,919
3.50%, 05/01/2047(e)	497,000	507,367
4.00%, 05/01/2047(e)	320,000	335,025
		1,660,416

Government National Mortgage Association (GNMA)–3.49%

Pass Through Ctfs., 7.50%, 06/15/2023	2,172	2,333
8.50%, 11/15/2024	1,068	1,072
7.00%, 07/15/2031 to 08/15/2031	1,140	1,300
6.50%, 11/15/2031 to 03/15/2032	2,603	2,954
6.00%, 11/15/2032	1,246	1,446
Pass Through Ctfs., TBA, 3.00%, 05/01/2047(e)	345,000	347,473
4.00%, 05/01/2047(e)	212,000	223,540
		580,118
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,953,354)		2,947,507

	Principal Amount	Value

Asset-Backed Securities–9.53%

Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 3.31%, 02/25/2035(d)	$26,244	$ 26,111
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(d)	70,000	73,412
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.81%, 05/15/2032(b)(d)	230,000	230,078
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.26%, 03/25/2035(d)	98,273	99,131
Series 2005-2, Class A2, Floating Rate Pass Through Ctfs., 3.64%, 03/25/2035(d)	12,212	12,337
Series 2005-5, Class A1, Floating Rate Pass Through Ctfs., 2.58%, 08/25/2035(d)	19,155	19,425
Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(b)	81,573	80,028
Series 2016-2, Class M3, Pass Through Ctfs., 3.75%, 12/25/2045(b)	88,070	86,187
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.68%, 05/10/2048(b)(d)	150,000	149,069
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.55%, 08/10/2048(d)	72,000	76,141
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	100,000	100,641
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 3.15%, 06/25/2034(d)	35,970	35,680
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.80%, 04/19/2036(d)	106,188	95,925
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, Pass Through Ctfs., 3.96%, 04/15/2046	50,000	49,284
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 3.04%, 11/25/2035(d)	27,092	27,142

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	$22,572	$ 22,546
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 3.32%, 09/25/2034(d)	32,322	31,987
Series 2004-16, Class 2A, Variable Rate Pass Through Ctfs., 3.23%, 11/25/2034(d)	41,437	41,333
Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 3.23%, 11/25/2034(d)	11,119	11,149
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 3.09%, 04/25/2045(d)	94,793	94,972
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.98%, 07/25/2045(d)	44,295	43,021
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Pass Through Ctfs., 5.83%, 07/15/2045 46,235	46,687
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.00%, 12/25/2034(d)	45,524	46,099
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	80,000	85,359
Total Asset-Backed Securities (Cost $1,582,595)		1,583,744

U.S. Treasury Securities–4.91%

U.S. Treasury Bills–0.30%

0.59%, 05/11/2017(f)(g)	50,000	49,963

U.S. Treasury Notes–2.22%

1.88%, 02/28/2022	44,400	44,306
2.13%, 02/29/2024	234,800	233,511
2.25%, 02/15/2027	91,400	90,234
		368,051

U.S. Treasury Bonds–2.39%

2.88%, 11/15/2046	410,000	397,756

Total U.S. Treasury Securities (Cost $816,096)		815,770

	Shares

Preferred Stocks–1.19%

Investment Banking & Brokerage–0.85%

Morgan Stanley, Series F, 6.88% Pfd.	5,000	141,000

	Shares	Value

Reinsurance–0.34%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	2,000	$57,040
Total Preferred Stocks (Cost $175,000)		198,040

	Principal Amount

Municipal Obligations–0.34%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $50,000)	$50,000	57,030

	Shares

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (h)	87,412	9

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (i)	73,980	277
Total Common Stocks & Other Equity Interests (Cost $22,182)		286

Money Market Funds–10.46%

Government & Agency Portfolio – Institutional Class, 0.61% (j)	1,042,826	1,042,826
Treasury Portfolio – Institutional Class, 0.59% (j)	695,217	695,217
Total Money Market Funds (Cost $1,738,043)		1,738,043
TOTAL INVESTMENTS–115.90% (Cost $18,905,667)		19,259,655
OTHER ASSETS LESS LIABILITIES–(15.90)%		(2,641,683)
NET ASSETS–100.00%		$16,617,972

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
IO	—Interest Only
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $4,825,826, which represented 29.04% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2017.

(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds

Invesco V.I. Core Plus Bond Fund

E.	Futures Contracts – (continued)

from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Invesco V.I. Core Plus Bond Fund

G.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Core Plus Bond Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$11,919,235	$—	$11,919,235
U.S. Government Sponsored Agency Mortgage- Backed Securities	—	2,947,507	—	2,947,507
Asset-Backed Securities	—	1,583,744	—	1,583,744
U.S. Treasury Securities	—	815,770	—	815,770
Preferred Stocks	198,040	—	—	198,040
Municipal Obligations	—	57,030	—	57,030
Common Stocks & Other Equity Interests	—	9	277	286
Money Market Funds	1,738,043	—	—	1,738,043
	1,936,083	17,323,295	277	19,259,655
Futures Contracts*	5,792	—	—	5,792
Swap Agreements*	—	(1,387)	—	(1,387)
Total Investments	$1,941,875	$17,321,908	$277	$19,264,060

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

	Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	3	June-2017	649,359	401
U.S. Treasury 5 Year Notes	Long	5	June-2017	588,633	1,027
U.S. Treasury 10 Year Notes	Short	5	June-2017	(622,813)	(442)
U.S. Treasury 10 Year Ultra Bonds	Long	2	June-2017	267,781	714
U.S. Treasury Ultra Bonds	Long	1	June-2017	150,844	240
U.S. Treasury Long Bonds	Short	5	June-2017	(803,125)	3,852
Total—Interest Rate Risk					5,792

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)

Merrill Lynch International	Citigroup Inc.	Buy	(1.00)%	06/20/2017	0.16%	$250,000	$916	$(1,387)

(a)	Implied credit spreads represent the current level as of March 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco V.I. Core Plus Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $18,799,995 and $18,933,331, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $3,105,039 and $3,571,438, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$467,089
Aggregate unrealized (depreciation) of investment securities	(117,463)
Net unrealized appreciation of investment securities	$349,626
Cost of investments for tax purposes is $18,910,029.

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIDDI-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.46%

Aerospace & Defense–1.82%

General Dynamics Corp.	39,856	$ 7,461,043
Raytheon Co.	31,543	4,810,307
		12,271,350

Air Freight & Logistics–0.40%

United Parcel Service, Inc. -Class B	24,819	2,663,079

Apparel Retail–0.52%

TJX Cos., Inc. (The)	44,160	3,492,173

Apparel, Accessories & Luxury Goods–1.07%

Coach, Inc.	96,126	3,972,888
Columbia Sportswear Co.	55,248	3,245,820
		7,218,708

Asset Management & Custody Banks–1.17%

Federated Investors, Inc. -Class B	151,434	3,988,771
Legg Mason, Inc.	108,116	3,904,069
		7,892,840

Brewers–1.43%

Heineken N.V. (Netherlands)	113,483	9,660,428

Construction Machinery & Heavy Trucks–0.78%

Joy Global Inc.	185,800	5,248,850

Consumer Finance–1.94%

American Express Co.	164,889	13,044,369

Data Processing & Outsourced Services–0.70%

Automatic Data Processing, Inc.	45,882	4,697,858

Drug Retail–1.07%

Walgreens Boots Alliance, Inc.	87,255	7,246,528

Electric Utilities–9.97%

American Electric Power Co., Inc.	143,802	9,653,428
Duke Energy Corp.	126,877	10,405,183
Entergy Corp.	137,330	10,431,587
Exelon Corp.	475,635	17,113,347
PPL Corp.	524,176	19,598,941
		67,202,486

Electrical Components & Equipment–2.66%

ABB Ltd. (Switzerland)	347,476	8,129,575
Emerson Electric Co.	164,166	9,826,976
		17,956,551

Food Distributors–1.28%

Sysco Corp.	166,813	8,660,931

General Merchandise Stores–1.24%

Target Corp.	151,329	8,351,847

	Shares	Value

Health Care Equipment–0.81%

Stryker Corp.	41,704	$ 5,490,332

Hotels, Resorts & Cruise Lines–0.60%

Accor S.A. (France)	96,375	4,014,654

Household Products–3.23%

Kimberly-Clark Corp.	54,195	7,133,688
Procter & Gamble Co. (The)	162,838	14,630,994
		21,764,682

Housewares & Specialties–0.71%

Newell Brands, Inc.	101,123	4,769,972

Human Resource & Employment Services–0.61%

Robert Half International, Inc.	84,851	4,143,274

Industrial Machinery–2.20%

Flowserve Corp.	212,461	10,287,361
Pentair PLC (United Kingdom)	71,833	4,509,676
		14,797,037

Integrated Oil & Gas–4.81%

Royal Dutch Shell PLC -Class B (United Kingdom)	180,890	4,968,709
Suncor Energy, Inc. (Canada)	498,513	15,305,701
TOTAL S.A. (France)	240,715	12,160,097
		32,434,507

Integrated Telecommunication Services–5.02%

AT&T Inc.	460,903	19,150,520
BT Group PLC (United Kingdom)	1,859,681	7,412,267
Deutsche Telekom AG (Germany)	417,068	7,307,601
		33,870,388

Investment Banking & Brokerage–0.24%

Charles Schwab Corp. (The)	39,933	1,629,666

Motorcycle Manufacturers–1.52%

Harley-Davidson, Inc.	168,974	10,222,927

Movies & Entertainment–0.80%

Time Warner Inc.	55,352	5,408,444

Multi-Line Insurance–2.61%

Hartford Financial Services Group, Inc. (The)	366,605	17,622,702

Multi-Utilities–4.61%

Consolidated Edison, Inc.	135,319	10,508,874
Dominion Resources, Inc.	165,281	12,820,847
Sempra Energy	70,342	7,772,791
		31,102,512

Oil & Gas Drilling–0.51%

Nabors Industries Ltd.	261,410	3,416,629

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Oil & Gas Equipment & Services–0.27%

Baker Hughes Inc.	30,518	$ 1,825,587

Packaged Foods & Meats–8.55%

Campbell Soup Co.	215,193	12,317,647
General Mills, Inc.	329,945	19,470,054
Kraft Heinz Co. (The)	134,511	12,214,944
Mead Johnson Nutrition Co.	70,219	6,255,109
Mondelez International, Inc. -Class A	171,371	7,382,663
		57,640,417

Paper Packaging–2.35%

Avery Dennison Corp.	37,459	3,019,195
International Paper Co.	173,925	8,831,912
Sonoco Products Co.	75,988	4,021,285
		15,872,392

Personal Products–0.55%

L’Oreal S.A. (France)	19,260	3,701,291

Pharmaceuticals–3.69%

Bristol-Myers Squibb Co.	163,813	8,908,151
Eli Lilly and Co.	121,719	10,237,785
Johnson & Johnson	45,808	5,705,386
		24,851,322

Property & Casualty Insurance–0.66%

Travelers Cos., Inc. (The)	36,843	4,441,055

Regional Banks–7.33%

Cullen/Frost Bankers, Inc.	49,109	4,369,228
Fifth Third Bancorp	280,398	7,122,109
KeyCorp	421,601	7,496,066
M&T Bank Corp.	76,987	11,912,198
PNC Financial Services Group, Inc. (The)	70,314	8,454,555
Zions Bancorp.	239,225	10,047,450
		49,401,606

Restaurants–0.87%

Darden Restaurants, Inc.	69,957	5,853,302

Semiconductors–0.29%

Analog Devices, Inc.	24,141	1,978,351

Soft Drinks–2.65%

Coca-Cola Co. (The)	421,705	17,897,160

Specialized REIT’s–1.49%

Weyerhaeuser Co.	294,855	10,019,173

Tobacco–2.43%

Altria Group, Inc.	90,788	6,484,079
Philip Morris International Inc.	87,433	9,871,186
		16,355,265
Total Common Stocks & Other Equity Interests (Cost $436,076,421)		576,132,645

	Shares	Value

Money Market Funds–14.74%

Government & Agency Portfolio – Institutional Class, 0.61% (b)	59,631,134	$ 59,631,134
Treasury Portfolio – Institutional Class, 0.59% (b)	39,754,090	39,754,090
Total Money Market Funds (Cost $99,385,224)		99,385,224
TOTAL INVESTMENTS–100.20% (Cost $535,461,645)		675,517,869
OTHER ASSETS LESS LIABILITIES–(0.20)%		(1,371,952)
NET ASSETS–100.00%		$ 674,145,917

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 2 to Level 1 of $32,509,871, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$559,003,839	$17,128,806	$—	$576,132,645
Money Market Funds	99,385,224	—	—	99,385,224
	658,389,063	17,128,806	—	675,517,869
Forward Foreign Currency Contracts*	—	176,164	—	176,164
Total Investments	$658,389,063	$17,304,970	$—	$675,694,033

* Unrealized appreciation.

Invesco V.I. Diversified Dividend Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive

05/24/2017	Citigroup Global Markets Inc.	CAD	3,381,588	USD	2,536,292	$2,544,727	$(8,435)
05/24/2017	Citigroup Global Markets Inc.	EUR	5,641,519	USD	6,100,118	6,033,361	66,757
05/24/2017	Goldman Sachs International	CAD	3,381,566	USD	2,537,275	2,544,711	(7,436)
05/24/2017	Goldman Sachs International	EUR	5,641,519	USD	6,100,418	6,033,362	67,056
05/24/2017	Merrill Lynch International	CAD	3,381,588	USD	2,534,809	2,544,727	(9,918)
05/24/2017	Merrill Lynch International	EUR	5,641,539	USD	6,101,522	6,033,382	68,140
Total Forward Foreign Currency Contracts—Currency Risk							$176,164

Currency Abbreviations:
CAD	— Canadian Dollar	EUR	— Euro	USD	— U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $25,567,175 and $20,607,857, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 146,360,049
Aggregate unrealized (depreciation) of investment securities	(6,873,258)
Net unrealized appreciation of investment securities	$ 139,486,791
Cost of investments for tax purposes is $536,031,078.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	MS-VIEWSP-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.64%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	14,652	$ 360,000
Omnicom Group Inc.	4,201	362,168
		722,168

Aerospace & Defense–2.11%

Arconic Inc.	13,233	348,557
Boeing Co. (The)	1,986	351,244
General Dynamics Corp.	1,860	348,192
L3 Technologies, Inc.	2,084	344,464
Lockheed Martin Corp.	1,317	352,429
Northrop Grumman Corp.	1,457	346,533
Raytheon Co.	2,299	350,598
Rockwell Collins, Inc.	3,651	354,731
Textron Inc.	7,453	354,688
TransDigm Group, Inc.	1,534	337,726
United Technologies Corp.	3,165	355,145
		3,844,307

Agricultural & Farm Machinery–0.19%

Deere & Co.	3,229	351,509

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	7,882	362,887

Air Freight & Logistics–0.78%

C.H. Robinson Worldwide, Inc.	4,474	345,795
Expeditors International of Washington, Inc.	6,292	355,435
FedEx Corp.	1,847	360,442
United Parcel Service, Inc. -Class B	3,325	356,773
		1,418,445

Airlines–0.94%

Alaska Air Group, Inc.	3,674	338,816
American Airlines Group Inc.	8,086	342,038
Delta Air Lines, Inc.	7,409	340,518
Southwest Airlines Co.	6,353	341,537
United Continental Holdings Inc. (b)	4,907	346,630
		1,709,539

Alternative Carriers–0.20%

Level 3 Communications, Inc. (b)	6,286	359,685

Apparel Retail–0.96%

Foot Locker, Inc.	4,611	344,949
Gap, Inc. (The)	14,628	355,314
L Brands, Inc.	7,057	332,385
Ross Stores, Inc.	5,302	349,243
TJX Cos., Inc. (The)	4,541	359,102
		1,740,993

	Shares	Value

Apparel, Accessories & Luxury Goods–1.43%

Coach, Inc.	9,041	$ 373,664
Hanesbrands, Inc.	17,778	369,071
Michael Kors Holdings Ltd. (b)	9,634	367,152
PVH Corp.	3,895	403,016
Ralph Lauren Corp.	4,421	360,842
Under Armour, Inc. -Class A (b)	9,567	189,235
Under Armour, Inc. -Class C (b)	9,620	176,046
VF Corp.	6,707	368,684
		2,607,710

Application Software–1.18%

Adobe Systems Inc. (b)	2,931	381,411
Autodesk, Inc. (b)	4,116	355,911
Citrix Systems, Inc. (b)	4,464	372,253
Intuit Inc.	2,841	329,528
salesforce.com, inc. (b)	4,250	350,582
Synopsys, Inc. (b)	4,942	356,466
		2,146,151

Asset Management & Custody Banks–1.72%

Affiliated Managers Group, Inc.	2,172	356,078
Ameriprise Financial, Inc.	2,687	348,450
Bank of New York Mellon Corp. (The)	7,369	348,038
BlackRock, Inc.	922	353,596
Franklin Resources, Inc.	8,340	351,448
Invesco Ltd. (c)	11,167	342,045
Northern Trust Corp.	3,974	344,069
State Street Corp.	4,443	353,707
T. Rowe Price Group Inc.	4,975	339,046
		3,136,477

Auto Parts & Equipment–0.40%

BorgWarner, Inc.	8,494	354,964
Delphi Automotive PLC	4,605	370,657
		725,621

Automobile Manufacturers–0.37%

Ford Motor Co.	28,335	329,819
General Motors Co.	9,639	340,835
		670,654

Automotive Retail–0.94%

Advance Auto Parts, Inc.	2,305	341,739
AutoNation, Inc. (b)	7,917	334,810
AutoZone, Inc. (b)	495	357,910
CarMax, Inc. (b)	5,546	328,434
O’Reilly Automotive, Inc. (b)	1,316	355,110
		1,718,003

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.72%

AbbVie Inc.	5,389	$ 351,147
Alexion Pharmaceuticals, Inc. (b)	2,788	338,017
Amgen Inc.	1,956	320,921
Biogen Inc. (b)	1,214	331,932
Celgene Corp. (b)	2,862	356,119
Gilead Sciences, Inc.	5,206	353,592
Incyte Corp. (b)	2,378	317,867
Regeneron Pharmaceuticals, Inc. (b)	914	354,184
Vertex Pharmaceuticals Inc. (b)	3,777	413,015
		3,136,794

Brewers–0.19%

Molson Coors Brewing Co. -Class B	3,655	349,820

Broadcasting–0.79%

CBS Corp. -Class B	5,266	365,250
Discovery Communications, Inc. -Class A (b)	5,297	154,090
Discovery Communications, Inc. -Class C (b)	7,690	217,704
Scripps Networks Interactive Inc. -Class A	4,473	350,549
TEGNA Inc.	13,535	346,766
		1,434,359

Building Products–0.79%

Allegion PLC	4,767	360,862
Fortune Brands Home & Security, Inc.	5,910	359,624
Johnson Controls International PLC	8,610	362,653
Masco Corp.	10,488	356,487
		1,439,626

Cable & Satellite–0.59%

Charter Communications, Inc. -Class A (b)	1,097	359,070
Comcast Corp. -Class A	9,513	357,594
DISH Network Corp. -Class A(b)	5,738	364,305
		1,080,969

Casinos & Gaming–0.22%

Wynn Resorts Ltd.	3,565	408,585

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	3,968	361,842

Communications Equipment–0.98%

Cisco Systems, Inc.	10,362	350,236
F5 Networks, Inc. (b)	2,432	346,730
Harris Corp.	3,208	356,954
Juniper Networks, Inc.	12,674	352,717
Motorola Solutions, Inc.	4,323	372,729
		1,779,366

Computer & Electronics Retail–0.21%

Best Buy Co., Inc.	7,924	389,465

Construction & Engineering–0.57%

Fluor Corp.	6,490	341,504
Jacobs Engineering Group, Inc.	6,292	347,822
Quanta Services, Inc. (b)	9,512	352,990
		1,042,316

	Shares	Value

Construction Machinery & Heavy Trucks–0.58%

Caterpillar Inc.	3,845	$ 356,662
Cummins Inc.	2,342	354,110
PACCAR Inc.	5,243	352,330
		1,063,102

Construction Materials–0.40%

Martin Marietta Materials, Inc.	1,667	363,823
Vulcan Materials Co.	2,989	360,114
		723,937

Consumer Electronics–0.19%

Garmin Ltd.	6,737	344,328

Consumer Finance–0.95%

American Express Co.	4,472	353,780
Capital One Financial Corp.	3,850	333,641
Discover Financial Services	4,964	339,488
Navient Corp.	24,451	360,897
Synchrony Financial	9,859	338,163
		1,725,969

Copper–0.21%

Freeport-McMoRan Inc. (b)	28,701	383,445

Data Processing & Outsourced Services–2.12%

Alliance Data Systems Corp.	1,430	356,070
Automatic Data Processing, Inc.	3,382	346,283
Fidelity National Information Services, Inc.	4,316	343,640
Fiserv, Inc. (b)	3,026	348,928
Global Payments Inc.	4,486	361,930
Mastercard Inc. -Class A	3,191	358,892
Paychex, Inc.	5,684	334,788
PayPal Holdings, Inc. (b)	8,257	355,216
Total System Services, Inc.	6,460	345,352
Visa Inc. -Class A	3,955	351,481
Western Union Co. (The)	18,049	367,297
		3,869,877

Department Stores–0.58%

Kohl’s Corp.	8,775	349,333
Macy’s, Inc.	11,189	331,642
Nordstrom, Inc.	7,986	371,908
		1,052,883

Distillers & Vintners–0.39%

Brown-Forman Corp. -Class B	7,651	353,323
Constellation Brands, Inc. -Class A	2,252	364,982
		718,305

Distributors–0.38%

Genuine Parts Co.	3,808	351,897
LKQ Corp. (b)	11,834	346,381
		698,278

Diversified Banks–1.11%

Bank of America Corp.	14,027	330,897
Citigroup Inc.	5,797	346,777

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–(continued)

Comerica Inc.	4,899	$ 335,973
JPMorgan Chase & Co.	3,888	341,522
U.S. Bancorp	6,461	332,741
Wells Fargo & Co.	6,032	335,741
		2,023,651

Diversified Chemicals–0.59%

Dow Chemical Co. (The)	5,561	353,346
E. I. du Pont de Nemours and Co.	4,390	352,649
Eastman Chemical Co.	4,573	369,498
		1,075,493

Diversified Support Services–0.21%

Cintas Corp.	2,982	377,342

Drug Retail–0.38%

CVS Health Corp.	4,415	346,578
Walgreens Boots Alliance, Inc.	4,145	344,242
		690,820

Electric Utilities–2.77%

Alliant Energy Corp.	9,187	363,897
American Electric Power Co., Inc.	5,428	364,382
Duke Energy Corp.	4,402	361,008
Edison International	4,505	358,643
Entergy Corp.	4,823	366,355
Eversource Energy	6,151	361,556
Exelon Corp.	9,901	356,238
FirstEnergy Corp.	11,357	361,380
NextEra Energy, Inc.	2,729	350,322
PG&E Corp.	5,409	358,941
Pinnacle West Capital Corp.	4,350	362,703
PPL Corp.	9,775	365,487
Southern Co. (The)	7,134	355,131
Xcel Energy, Inc.	8,161	362,756
		5,048,799

Electrical Components & Equipment–0.98%

Acuity Brands, Inc.	1,677	342,108
AMETEK, Inc.	6,620	358,010
Eaton Corp. PLC	4,897	363,112
Emerson Electric Co.	5,948	356,047
Rockwell Automation, Inc.	2,300	358,133
		1,777,410

Electronic Components–0.39%

Amphenol Corp. -Class A	5,032	358,127
Corning Inc.	12,881	347,787
		705,914

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	9,807	355,798

Electronic Manufacturing Services–0.19%

TE Connectivity Ltd.	4,752	354,262

Environmental & Facilities Services–0.59%

Republic Services, Inc.	5,655	355,190

	Shares	Value

Environmental & Facilities Services–(continued)

Stericycle, Inc. (b)	4,339	$ 359,660
Waste Management, Inc.	4,863	354,610
		1,069,460

Fertilizers & Agricultural Chemicals–0.81%

CF Industries Holdings, Inc.	12,067	354,167
FMC Corp.	5,916	411,694
Monsanto Co.	3,112	352,278
Mosaic Co. (The)	12,162	354,887
		1,473,026

Financial Exchanges & Data–1.16%

CBOE Holdings Inc.	4,458	361,410
CME Group Inc. -Class A	2,868	340,719
Intercontinental Exchange, Inc.	5,891	352,694
Moody’s Corp.	3,171	355,279
Nasdaq, Inc.	4,996	346,972
S&P Global Inc.	2,695	352,344
		2,109,418

Food Distributors–0.19%

Sysco Corp.	6,806	353,368

Food Retail–0.40%

Kroger Co. (The)	12,318	363,258
Whole Foods Market, Inc.	12,162	361,454
		724,712

Footwear–0.19%

NIKE, Inc. -Class B	6,291	350,597

General Merchandise Stores–0.58%

Dollar General Corp.	4,870	339,585
Dollar Tree, Inc. (b)	4,730	371,116
Target Corp.	6,412	353,878
		1,064,579

Gold–0.20%

Newmont Mining Corp.	10,778	355,243

Health Care Distributors–0.97%

AmerisourceBergen Corp.	4,019	355,682
Cardinal Health, Inc.	4,326	352,785
Henry Schein, Inc. (b)	2,061	350,308
McKesson Corp.	2,403	356,269
Patterson Cos. Inc.	7,965	360,257
		1,775,301

Health Care Equipment–2.74%

Abbott Laboratories	7,764	344,799
Baxter International Inc.	6,825	353,945
Becton, Dickinson and Co.	1,915	351,288
Boston Scientific Corp. (b)	14,409	358,352
C.R. Bard, Inc.	1,421	353,175
Danaher Corp.	4,044	345,883
Edwards Lifesciences Corp. (b)	3,827	360,006
Hologic, Inc. (b)	8,406	357,675
IDEXX Laboratories, Inc. (b)	2,362	365,189

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

Intuitive Surgical, Inc. (b)	483	$ 370,205
Medtronic PLC	4,274	344,313
Stryker Corp.	2,730	359,405
Varian Medical Systems, Inc. (b)	4,041	368,256
Zimmer Biomet Holdings, Inc.	2,956	360,957
		4,993,448

Health Care Facilities–0.40%

HCA Holdings, Inc. (b)	4,139	368,329
Universal Health Services, Inc. -Class B	2,913	362,523
		730,852

Health Care REIT’s–0.62%

HCP, Inc.	11,929	373,139
Ventas, Inc.	5,868	381,655
Welltower Inc.	5,365	379,949
		1,134,743

Health Care Services–0.95%

DaVita Inc. (b)	5,179	352,016
Envision Healthcare Corp. (b)	5,314	325,854
Express Scripts Holding Co. (b)	5,248	345,896
Laboratory Corp. of America Holdings (b)	2,466	353,797
Quest Diagnostics Inc.	3,593	352,797
		1,730,360

Health Care Supplies–0.39%

Cooper Cos., Inc. (The)	1,826	364,999
DENTSPLY SIRONA Inc.	5,599	349,602
		714,601

Health Care Technology–0.21%

Cerner Corp. (b)	6,426	378,170

Home Entertainment Software–0.39%

Activision Blizzard, Inc.	7,215	359,740
Electronic Arts Inc. (b)	3,952	353,783
		713,523

Home Furnishings–0.39%

Leggett & Platt, Inc.	7,268	365,726
Mohawk Industries, Inc. (b)	1,540	353,414
		719,140

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	2,417	354,888
Lowe’s Cos., Inc.	4,352	357,778
		712,666

Homebuilding–0.58%

D.R. Horton, Inc.	10,575	352,253
Lennar Corp. -Class A	6,734	344,714
PulteGroup Inc.	15,088	355,322
		1,052,289

Homefurnishing Retail–0.19%

Bed Bath & Beyond Inc.	8,927	352,259

	Shares	Value

Hotel and Resort REIT’s–0.20%

Host Hotels & Resorts Inc.	19,823	$ 369,897

Hotels, Resorts & Cruise Lines–0.81%

Carnival Corp.	6,205	365,536
Marriott International Inc. -Class A	4,093	385,479
Royal Caribbean Cruises Ltd.	3,650	358,101
Wyndham Worldwide Corp.	4,292	361,773
		1,470,889

Household Appliances–0.19%

Whirlpool Corp.	1,996	341,975

Household Products–0.96%

Church & Dwight Co., Inc.	7,096	353,878
Clorox Co. (The)	2,570	346,513
Colgate-Palmolive Co.	4,781	349,921
Kimberly-Clark Corp.	2,651	348,951
Procter & Gamble Co. (The)	3,897	350,146
		1,749,409

Housewares & Specialties–0.19%

Newell Brands, Inc.	7,294	344,058

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	7,363	359,535

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	2,141	359,024
Wal-Mart Stores, Inc.	5,064	365,013
		724,037

Independent Power Producers & Energy Traders–0.40%

AES Corp. (The)	31,842	355,993
NRG Energy, Inc.	19,878	371,719
		727,712

Industrial Conglomerates–0.77%

3M Co.	1,856	355,108
General Electric Co.	11,724	349,375
Honeywell International Inc.	2,794	348,887
Roper Technologies, Inc.	1,679	346,697
		1,400,067

Industrial Gases–0.39%

Air Products and Chemicals, Inc.	2,557	345,937
Praxair, Inc.	3,035	359,951
		705,888

Industrial Machinery–2.00%

Dover Corp.	4,622	371,378
Flowserve Corp.	7,717	373,657
Fortive Corp.	6,088	366,619
Illinois Tool Works Inc.	2,648	350,781
Ingersoll-Rand PLC	4,466	363,175
Parker-Hannifin Corp.	2,256	361,682
Pentair PLC (United Kingdom)	5,906	370,779
Snap-on Inc.	2,089	352,352
Stanley Black & Decker Inc.	2,738	363,798

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Xylem, Inc.	7,356	$ 369,418
		3,643,639

Industrial REIT’s–0.20%

Prologis, Inc.	7,186	372,810

Insurance Brokers–0.79%

Aon PLC	3,025	359,037
Arthur J. Gallagher & Co.	6,265	354,223
Marsh & McLennan Cos., Inc.	4,819	356,076
Willis Towers Watson PLC	2,785	364,529
		1,433,865

Integrated Oil & Gas–0.58%

Chevron Corp.	3,209	344,550
Exxon Mobil Corp.	4,350	356,743
Occidental Petroleum Corp.	5,671	359,315
		1,060,608

Integrated Telecommunication Services–0.58%

AT&T Inc. (d)	8,370	347,773
CenturyLink Inc.	15,342	361,611
Verizon Communications Inc.	7,193	350,659
		1,060,043

Internet & Direct Marketing Retail–0.99%

Amazon.com, Inc. (b)(d)	416	368,800
Expedia, Inc.	2,822	356,052
Netflix Inc. (b)	2,519	372,333
Priceline Group Inc. (The) (b)	202	359,554
TripAdvisor Inc. (b)	8,142	351,409
		1,808,148

Internet Software & Services–1.16%

Akamai Technologies, Inc. (b)	5,528	330,022
Alphabet Inc. -Class A (b)	207	175,495
Alphabet Inc. -Class C (b)	208	172,548
eBay Inc. (b)	10,716	359,736
Facebook, Inc. -Class A (b)	2,557	363,222
VeriSign, Inc. (b)	4,152	361,681
Yahoo! Inc. (b)	7,720	358,285
		2,120,989

Investment Banking & Brokerage–0.93%

Charles Schwab Corp. (The)	8,357	341,049
E*TRADE Financial Corp. (b)	10,100	352,389
Goldman Sachs Group, Inc. (The)	1,429	328,270
Morgan Stanley	7,636	327,126
Raymond James Financial, Inc.	4,477	341,416
		1,690,250

IT Consulting & Other Services–0.97%

Accenture PLC -Class A	2,873	344,415
Cognizant Technology Solutions Corp. -Class A (b)	6,024	358,549
CSRA Inc.	12,491	365,861
International Business Machines Corp.	1,996	347,583

	Shares	Value

IT Consulting & Other Services–(continued)

Teradata Corp. (b)	11,313	$ 352,061
		1,768,469

Leisure Products–0.39%

Hasbro, Inc.	3,641	363,445
Mattel, Inc.	13,901	356,004
		719,449

Life & Health Insurance–1.33%

Aflac, Inc.	4,929	356,958
Lincoln National Corp.	5,144	336,675
MetLife, Inc.	6,571	347,080
Principal Financial Group, Inc.	5,571	351,586
Prudential Financial, Inc.	3,196	340,949
Torchmark Corp.	4,532	349,146
Unum Group	7,273	341,031
		2,423,425

Life Sciences Tools & Services–1.17%

Agilent Technologies, Inc.	6,807	359,886
Illumina, Inc. (b)	2,122	362,098
Mettler-Toledo International Inc. (b)	729	349,126
PerkinElmer, Inc.	6,385	370,713
Thermo Fisher Scientific, Inc.	2,227	342,067
Waters Corp. (b)	2,261	353,417
		2,137,307

Managed Health Care–1.14%

Aetna Inc.	2,672	340,813
Anthem, Inc.	2,133	352,755
Centene Corp. (b)	5,188	369,697
Cigna Corp.	2,336	342,201
Humana Inc.	1,628	335,596
UnitedHealth Group Inc.	2,085	341,961
		2,083,023

Metal & Glass Containers–0.20%

Ball Corp.	4,814	357,488

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	5,912	357,676

Movies & Entertainment–0.81%

Time Warner Inc.	3,591	350,877
Twenty-First Century Fox, Inc. -Class A	8,007	259,347
Twenty-First Century Fox, Inc. -Class B	3,675	116,791
Viacom Inc. -Class B	8,118	378,461
Walt Disney Co. (The)	3,200	362,848
		1,468,324

Multi-Line Insurance–0.76%

American International Group, Inc.	5,628	351,356
Assurant, Inc.	3,562	340,777
Hartford Financial Services Group, Inc. (The)	7,147	343,556
Loews Corp.	7,521	351,757
		1,387,446

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Sector Holdings–0.37%

Berkshire Hathaway Inc. -Class B (b)	2,024	$ 337,360
Leucadia National Corp.	13,272	345,072
		682,432

Multi-Utilities–2.17%

Ameren Corp.	6,587	359,584
CenterPoint Energy, Inc.	12,811	353,199
CMS Energy Corp.	8,042	359,799
Consolidated Edison, Inc.	4,672	362,828
Dominion Resources, Inc.	4,691	363,881
DTE Energy Co.	3,540	361,469
NiSource Inc.	15,217	362,012
Public Service Enterprise Group Inc.	8,010	355,244
SCANA Corp.	5,265	344,068
Sempra Energy	3,244	358,462
WEC Energy Group, Inc.	6,046	366,569
		3,947,115

Office REIT’s–0.78%

Alexandria Real Estate Equities, Inc.	3,262	360,516
Boston Properties, Inc.	2,721	360,288
SL Green Realty Corp.	3,327	354,725
Vornado Realty Trust	3,439	344,966
		1,420,495

Oil & Gas Drilling–0.39%

Helmerich & Payne, Inc.	5,275	351,157
Transocean Ltd. (b)	28,959	360,539
		711,696

Oil & Gas Equipment & Services–1.00%

Baker Hughes Inc.	6,308	377,345
Halliburton Co.	6,973	343,141
National Oilwell Varco Inc.	9,382	376,124
Schlumberger Ltd.	4,511	352,309
TechnipFMC PLC (United Kingdom)(b)	11,199	363,968
		1,812,887

Oil & Gas Exploration & Production–3.66%

Anadarko Petroleum Corp.	5,736	355,632
Apache Corp.	7,067	363,173
Cabot Oil & Gas Corp.	15,633	373,785
Chesapeake Energy Corp. (b)	68,940	409,504
Cimarex Energy Co.	2,977	355,722
Concho Resources Inc. (b)	2,801	359,480
ConocoPhillips	7,773	387,639
Devon Energy Corp.	8,818	367,887
EOG Resources, Inc.	3,744	365,227
EQT Corp.	6,219	379,981
Hess Corp.	7,486	360,900
Marathon Oil Corp.	21,970	347,126
Murphy Oil Corp.	13,362	382,020
Newfield Exploration Co. (b)	10,347	381,908
Noble Energy, Inc.	10,420	357,823
Pioneer Natural Resources Co.	1,921	357,748
Range Resources Corp.	12,895	375,244

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	47,721	$ 389,881
		6,670,680

Oil & Gas Refining & Marketing–0.78%

Marathon Petroleum Corp.	7,118	359,744
Phillips 66	4,502	356,648
Tesoro Corp.	4,332	351,152
Valero Energy Corp.	5,333	353,525
		1,421,069

Oil & Gas Storage & Transportation–0.60%

Kinder Morgan, Inc.	16,512	358,971
ONEOK, Inc.	6,534	362,245
Williams Cos., Inc. (The)	12,275	363,217
		1,084,433

Packaged Foods & Meats–2.29%

Campbell Soup Co.	5,998	343,326
Conagra Brands, Inc.	8,678	350,070
General Mills, Inc.	5,861	345,858
Hershey Co. (The)	3,258	355,936
Hormel Foods Corp.	10,123	350,559
JM Smucker Co. (The)	2,544	333,468
Kellogg Co.	4,802	348,673
Kraft Heinz Co. (The)	3,878	352,161
McCormick & Co., Inc.	3,538	345,132
Mead Johnson Nutrition Co.	4,046	360,418
Mondelez International, Inc. -Class A	8,095	348,733
Tyson Foods, Inc. -Class A	5,586	344,712
		4,179,046

Paper Packaging–0.78%

Avery Dennison Corp.	4,410	355,446
International Paper Co.	7,002	355,562
Sealed Air Corp.	7,852	342,190
WestRock Co.	6,928	360,464
		1,413,662

Personal Products–0.38%

Coty, Inc. -Class A	18,588	337,000
Estee Lauder Cos. Inc. (The) -Class A	4,138	350,861
		687,861

Pharmaceuticals–1.87%

Allergan PLC	1,472	351,690
Bristol-Myers Squibb Co.	6,096	331,500
Eli Lilly and Co.	4,207	353,851
Johnson & Johnson	2,812	350,235
Mallinckrodt PLC (b)	7,187	320,325
Merck & Co., Inc.	5,412	343,879
Mylan N.V. (b)	8,179	318,899
Perrigo Co. PLC	4,985	330,954
Pfizer Inc.	10,408	356,058
Zoetis Inc.	6,655	355,177
		3,412,568

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–1.15%

Allstate Corp. (The) (d)	4,326	$ 352,526
Chubb Ltd.	2,581	351,661
Cincinnati Financial Corp.	4,799	346,824
Progressive Corp. (The)	8,979	351,797
Travelers Cos., Inc. (The)	2,889	348,240
XL Group Ltd. (Bermuda)	8,777	349,851
		2,100,899

Publishing–0.20%

News Corp. -Class A	21,655	281,515
News Corp. -Class B	6,748	91,098
		372,613

Railroads–0.76%

CSX Corp.	7,427	345,727
Kansas City Southern	4,076	349,558
Norfolk Southern Corp.	2,966	332,103
Union Pacific Corp.	3,339	353,667
		1,381,055

Real Estate Services–0.19%

CBRE Group, Inc. -Class A (b)	9,753	339,307

Regional Banks–2.02%

BB&T Corp.	7,441	332,613
Citizens Financial Group, Inc.	9,432	325,876
Fifth Third Bancorp	13,072	332,029
Huntington Bancshares Inc.	25,020	335,018
KeyCorp	19,108	339,740
M&T Bank Corp.	2,135	330,348
People’s United Financial Inc.	18,745	341,159
PNC Financial Services Group, Inc. (The)	2,806	337,393
Regions Financial Corp.	23,426	340,380
SunTrust Banks, Inc.	6,023	333,072
Zions Bancorp.	7,911	332,262
		3,679,890

Research & Consulting Services–0.78%

Dun & Bradstreet Corp. (The)	3,292	355,338
Equifax Inc.	2,663	364,139
Nielsen Holdings PLC	8,123	335,561
Verisk Analytics, Inc. -Class A (b)	4,441	360,343
		1,415,381

Residential REIT’s–1.20%

Apartment Investment & Management Co. -Class A	8,184	362,960
AvalonBay Communities, Inc.	1,996	366,466
Equity Residential	5,729	356,458
Essex Property Trust, Inc.	1,582	366,281
Mid-America Apartment Communities, Inc.	3,668	373,182
UDR, Inc.	10,175	368,946
		2,194,293

Restaurants–1.03%

Chipotle Mexican Grill, Inc. (b)	870	387,602
Darden Restaurants, Inc.	4,787	400,528

	Shares	Value

Restaurants–(continued)

McDonald’s Corp.	2,773	$ 359,409
Starbucks Corp.	6,510	380,119
Yum! Brands, Inc.	5,520	352,728
		1,880,386

Retail REIT’s–1.41%

Federal Realty Investment Trust	2,795	373,133
GGP Inc.	15,402	357,018
Kimco Realty Corp.	16,406	362,409
Macerich Co. (The)	5,590	359,996
Realty Income Corp.	6,186	368,253
Regency Centers Corp.	5,673	376,630
Simon Property Group, Inc.	2,110	362,983
		2,560,422

Semiconductor Equipment–0.60%

Applied Materials, Inc.	9,313	362,276
KLA-Tencor Corp.	3,808	362,027
Lam Research Corp.	2,943	377,763
		1,102,066

Semiconductors–2.38%

Advanced Micro Devices, Inc. (b)	25,523	371,360
Analog Devices, Inc.	4,319	353,942
Broadcom Ltd.	1,568	343,329
Intel Corp.	9,886	356,588
Microchip Technology Inc.	4,801	354,218
Micron Technology, Inc. (b)	14,100	407,490
NVIDIA Corp.	3,581	390,078
Qorvo, Inc. (b)	5,290	362,683
QUALCOMM, Inc.	6,054	347,136
Skyworks Solutions, Inc.	3,615	354,198
Texas Instruments Inc.	4,419	355,995
Xilinx, Inc.	5,961	345,082
		4,342,099

Soft Drinks–0.79%

Coca-Cola Co. (The)	8,394	356,241
Dr Pepper Snapple Group, Inc.	3,747	366,906
Monster Beverage Corp. (b)	7,582	350,061
PepsiCo, Inc.	3,239	362,315
		1,435,523

Specialized Consumer Services–0.19%

H&R Block, Inc.	15,006	348,890

Specialized REIT’s–1.61%

American Tower Corp. -Class A	3,125	379,812
Crown Castle International Corp.	3,931	371,283
Digital Realty Trust, Inc.	3,416	363,428
Equinix, Inc.	936	374,746
Extra Space Storage Inc.	4,750	353,353
Iron Mountain Inc.	10,368	369,827
Public Storage	1,612	352,883
Weyerhaeuser Co.	10,667	362,465
		2,927,797

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Chemicals–1.00%

Albemarle Corp.	3,444	$ 363,824
Ecolab Inc.	2,856	357,971
International Flavors & Fragrances Inc.	2,832	375,325
PPG Industries, Inc.	3,476	365,258
Sherwin-Williams Co. (The)	1,138	352,996
		1,815,374

Specialty Stores–0.98%

Signet Jewelers Ltd.	5,085	352,238
Staples, Inc.	40,903	358,720
Tiffany & Co.	4,001	381,295
Tractor Supply Co.	4,896	337,677
Ulta Beauty, Inc. (b)	1,239	353,400
		1,783,330

Steel–0.19%

Nucor Corp.	5,856	349,720

Systems Software–1.00%

CA, Inc.	10,957	347,556
Microsoft Corp.	5,467	360,057
Oracle Corp.	8,317	371,021
Red Hat, Inc. (b)	4,317	373,420
Symantec Corp.	11,822	362,699
		1,814,753

Technology Hardware, Storage & Peripherals–1.40%

Apple Inc.	2,551	366,477
Hewlett Packard Enterprise Co.	15,870	376,119
HP Inc.	20,415	365,020
NetApp, Inc.	8,422	352,461
Seagate Technology PLC	7,508	344,842
Western Digital Corp.	4,733	390,615
Xerox Corp.	48,239	354,074
		2,549,608

Tires & Rubber–0.20%

Goodyear Tire & Rubber Co. (The)	10,012	360,432

Tobacco–0.58%

Altria Group, Inc.	4,644	331,675
Philip Morris International Inc.	3,211	362,522
Reynolds American Inc.	5,860	369,297
		1,063,494

Trading Companies & Distributors–0.58%

Fastenal Co.	6,978	359,367
United Rentals, Inc. (b)	2,887	361,019
W.W. Grainger, Inc.	1,447	336,804
		1,057,190

Trucking–0.38%

J.B. Hunt Transport Services, Inc.	3,672	336,869
Ryder System, Inc.	4,661	351,626
		688,495

	Shares	Value

Water Utilities–0.20%

American Water Works Co., Inc.	4,676	$ 363,653
Total Common Stocks & Other Equity Interests (Cost $125,137,810)		177,891,699

Money Market Funds–2.03%

Government & Agency Portfolio – Institutional Class, 0.61% (e)	2,216,546	2,216,546
Treasury Portfolio – Institutional Class, 0.59% (e)	1,477,698	1,477,698
Total Money Market Funds (Cost $3,694,244)		3,694,244
TOTAL INVESTMENTS–99.67% (Cost $128,832,054)		181,585,943
OTHER ASSETS LESS LIABILITIES–0.33%		604,824
NET ASSETS–100.00%		$ 182,190,767

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$177,891,699	$—	$—	$177,891,699
Money Market Funds	3,694,244	—	—	3,694,244
	181,585,943	—	—	181,585,943
Futures Contracts*	3,263	—	—	3,263
Total Investments	$181,589,206	$—	$—	$181,589,206
* Unrealized appreciation.

NOTE 3 — Derivative Investments

	Open Futures Contracts—Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	32	June-2017	$ 3,774,720	$ 3,263

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended

March 31, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain(Loss)	Value 03/31/17	Dividend Income
Invesco Ltd.	$304,523	$35,689	$—	$1,833	$—	$342,045	$2,866

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $17,775,666 and $8,996,013, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$53,152,610
Aggregate unrealized (depreciation) of investment securities	(1,500,829)
Net unrealized appreciation of investment securities	$51,651,781
Cost of investments for tax purposes is $129,934,162.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-VIEQI-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–65.54%

Aerospace & Defense–1.09%

General Dynamics Corp.	87,270	$ 16,336,944

Apparel, Accessories & Luxury Goods–0.48%

Michael Kors Holdings Ltd. (b)	190,445	7,257,859

Asset Management & Custody Banks–1.75%

Northern Trust Corp.	125,695	10,882,673
State Street Corp.	193,932	15,438,927
		26,321,600

Automobile Manufacturers–0.96%

General Motors Co.	406,304	14,366,909

Biotechnology–0.56%

Amgen Inc.	51,204	8,401,040

Broadcasting–0.23%

CBS Corp. -Class B	50,401	3,495,813

Building Products–0.95%

Johnson Controls International PLC	338,605	14,262,043

Cable & Satellite–1.71%

Charter Communications, Inc. -Class A (b)	31,308	10,247,735
Comcast Corp. -Class A	411,799	15,479,524
		25,727,259

Communications Equipment–2.07%

Cisco Systems, Inc.	518,493	17,525,063
Juniper Networks, Inc.	489,795	13,630,995
		31,156,058

Construction Machinery & Heavy Trucks–0.87%

Caterpillar Inc.	140,415	13,024,895

Data Processing & Outsourced Services–0.57%

PayPal Holdings, Inc. (b)	198,750	8,550,225

Diversified Banks–9.76%

Bank of America Corp.	1,799,311	42,445,746
Citigroup Inc.	839,445	50,215,600
Comerica Inc.	177,664	12,184,197
JPMorgan Chase & Co.	476,634	41,867,531
		146,713,074

Diversified Metals & Mining–0.50%

BHP Billiton Ltd. (Australia)	408,427	7,456,091

Drug Retail–1.32%

Walgreens Boots Alliance, Inc.	239,770	19,912,898

Electric Utilities–0.87%

FirstEnergy Corp.	143,895	4,578,739

	Shares	Value

Electric Utilities–(continued)
PG&E Corp.	127,690	$ 8,473,508
		13,052,247

Fertilizers & Agricultural Chemicals–1.37%

Agrium Inc. (Canada)	72,181	6,896,895
Mosaic Co. (The)	467,880	13,652,738
		20,549,633

Health Care Distributors–0.69%

Cardinal Health, Inc.	127,050	10,360,928

Health Care Equipment–1.53%

Baxter International Inc.	204,043	10,581,670
Medtronic PLC	154,516	12,447,809
		23,029,479

Health Care Services–0.18%

Express Scripts Holding Co. (b)	41,592	2,741,329

Home Improvement Retail–0.50%

Kingfisher PLC (United Kingdom)	1,828,148	7,467,488

Hotels, Resorts & Cruise Lines–1.28%

Carnival Corp.	326,983	19,262,569

Industrial Conglomerates–0.93%

General Electric Co.	467,109	13,919,848

Industrial Machinery–0.75%

Ingersoll-Rand PLC	139,325	11,329,909

Insurance Brokers–2.05%

Aon PLC	118,010	14,006,607
Marsh & McLennan Cos., Inc.	110,457	8,161,668
Willis Towers Watson PLC	65,612	8,587,955
		30,756,230

Integrated Oil & Gas–3.63%

Exxon Mobil Corp.	96,460	7,910,684
Occidental Petroleum Corp.	261,033	16,539,051
Royal Dutch Shell PLC -Class A (United Kingdom)	731,533	19,236,222
TOTAL S.A. (France)	213,601	10,790,391
		54,476,348

Integrated Telecommunication Services–0.64%

Orange S.A. (France)	144,161	2,243,224
Verizon Communications Inc.	150,910	7,356,862
		9,600,086

Internet Software & Services–0.90%

eBay Inc. (b)	402,468	13,510,851

Investment Banking & Brokerage–3.65%

Charles Schwab Corp. (The)	287,993	11,752,994

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The)	56,510	$ 12,981,477
Morgan Stanley	702,007	30,073,980
		54,808,451

IT Consulting & Other Services–0.82%

Cognizant Technology Solutions Corp. -Class A (b)	207,410	12,345,043

Managed Health Care–0.56%

Anthem, Inc.	51,147	8,458,691

Movies & Entertainment–0.56%

Time Warner Inc.	85,650	8,368,862

Oil & Gas Equipment & Services–1.90%

Baker Hughes Inc.	297,444	17,793,100
TechnipFMC PLC (United Kingdom)(b)	330,323	10,735,498
		28,528,598

Oil & Gas Exploration & Production–3.85%

Apache Corp.	416,842	21,421,510
Canadian Natural Resources Ltd. (Canada)	496,781	16,264,876
Devon Energy Corp.	483,272	20,162,108
		57,848,494

Other Diversified Financial Services–0.47%

Voya Financial, Inc.	187,145	7,104,024

Packaged Foods & Meats–0.70%

Mondelez International, Inc. -Class A	243,855	10,505,273

Pharmaceuticals–3.95%

Merck & Co., Inc.	332,556	21,130,608
Novartis AG (Switzerland)	138,372	10,273,063
Pfizer Inc.	513,562	17,568,956
Sanofi (France)	115,433	10,443,489
		59,416,116

Railroads–0.72%

CSX Corp.	232,738	10,833,954

Regional Banks–5.10%

BB&T Corp.	99,145	4,431,782
Citizens Financial Group, Inc.	682,295	23,573,292
Fifth Third Bancorp	654,550	16,625,570
First Horizon National Corp.	460,767	8,524,190
KeyCorp	219,523	3,903,125
PNC Financial Services Group, Inc. (The)	162,638	19,555,593
		76,613,552

Semiconductor Equipment–0.17%

Applied Materials, Inc.	64,467	2,507,766

Semiconductors–1.61%

Intel Corp.	298,375	10,762,386
QUALCOMM, Inc.	234,689	13,457,068
		24,219,454

	Shares	Value

Systems Software–2.14%

Microsoft Corp.	156,247	$ 10,290,427
Oracle Corp.	490,016	21,859,614
		32,150,041

Tobacco–0.75%

Philip Morris International Inc.	99,681	11,253,985

Wireless Telecommunication Services–0.45%

Vodafone Group PLC –ADR (United Kingdom)	256,303	6,774,088
Total Common Stocks & Other Equity Interests (Cost $720,036,534)		984,776,045

	Principal Amount

Bonds and Notes–18.11%

Advertising–0.02%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$370,000	372,532

Aerospace & Defense–0.09%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	288,000	290,107
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	190,000	180,160
Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	590,000	589,271
2.50%, 01/15/2023	365,000	360,403
		1,419,941

Agricultural & Farm Machinery–0.09%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	1,275,000	1,277,632

Agricultural Products–0.02%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	316,537

Air Freight & Logistics–0.11%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	473,770
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	981,816
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	258,000	235,673
		1,691,259

Airlines–0.14%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	398,427	402,162

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Airlines–(continued)
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	$204,967	$ 215,599
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	422,145	440,350
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	108,964	114,685
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	498,014	506,729
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	396,510	412,618
		2,092,143

Apparel Retail–0.02%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	358,000	358,783

Application Software–0.26%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	2,171,000	2,730,032
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	1,171,000	1,120,501
		3,850,533

Asset Management & Custody Banks–0.14%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	425,000	429,300
4.40%, 05/27/2026(c)	838,000	857,233
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	464,844
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	314,987
		2,066,364

Automobile Manufacturers–0.29%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	555,000	555,733
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.72%, 12/06/2017	1,445,000	1,445,415
3.10%, 05/04/2023	267,000	260,750
3.81%, 01/09/2024	445,000	446,876
4.13%, 08/04/2025	687,000	690,465
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	456,502

	Principal Amount	Value

Automobile Manufacturers–(continued)

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	$503,000	$ 539,897
		4,395,638

Automotive Retail–0.08%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	696,178
5.75%, 05/01/2020	399,000	434,144
		1,130,322

Biotechnology–0.40%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	720,000	716,895
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,388,000	2,831,272
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	506,964
4.63%, 05/15/2044	1,390,000	1,383,592
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	492,000	528,195
		5,966,918

Brewers–0.35%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	625,000	629,369
3.30%, 02/01/2023	593,000	604,753
4.70%, 02/01/2036	1,005,000	1,062,489
4.90%, 02/01/2046	1,122,000	1,215,998
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	1,000,000	1,005,286
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	341,000	336,957
4.20%, 07/15/2046	395,000	371,223
		5,226,075

Cable & Satellite–0.64%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	1,065,000	1,122,831
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	445,000	465,740
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	305,000	389,587
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(c)	2,080,000	2,601,917

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(c)	$3,749,000	$ 4,548,006
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	191,109
5.95%, 04/01/2041	215,000	261,721
		9,580,911

Commodity Chemicals–0.07%

Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	991,758

Communications Equipment–0.61%

Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	1,610,000	2,213,750
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(c)(d)	1,114,000	1,088,935
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	3,377,000	3,773,797
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(c)	1,986,000	2,092,748
		9,169,230

Construction & Engineering–0.09%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/2044	250,000	233,902
5.25%, 10/01/2054	1,321,000	1,192,860
		1,426,762

Consumer Finance–0.02%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	339,100

Data Processing & Outsourced Services–0.28%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(c)	3,275,000	3,510,391
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	703,459
		4,213,850

Diversified Banks–1.37%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	350,000	350,287
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	713,000	704,447
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/2017	975,000	1,001,131
Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	615,000	609,283
5.65%, 05/01/2018	350,000	364,319
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	565,000	538,987

	Principal Amount	Value

Diversified Banks–(continued)

BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	$700,000	$ 719,304
Citigroup Inc., Unsec. Sub. Global Notes, 5.30%, 05/06/2044	250,000	269,636
6.68%, 09/13/2043	815,000	1,045,452
Unsec. Sub. Notes, 4.75%, 05/18/2046	375,000	372,662
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	1,085,000	1,089,433
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	325,000	340,622
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	415,000	404,271
4.26%, 02/22/2048	525,000	526,069
4.50%, 01/24/2022	80,000	86,361
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	345,000	354,672
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	648,000
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	210,836
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	930,000	931,833
Sr. Unsec. Notes, 1.88%, 07/12/2021	945,000	917,243
2.80%, 01/10/2022	625,000	628,429
3.50%, 01/10/2027(c)	1,055,000	1,068,366
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 05/27/2021(c)	1,250,000	1,234,543
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	315,000	306,565
Société Générale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	890,000	889,257
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	760,950
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	682,975
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	715,000	717,906
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	295,000	290,149

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.50%, 01/16/2018	$180,000	$ 179,770
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	655,000	661,155
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	460,824
4.65%, 11/04/2044	1,200,000	1,216,888
		20,582,625

Diversified Capital Markets–0.05%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	755,115

Diversified Chemicals–0.05%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	795,000	806,279

Diversified Metals & Mining–0.04%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	262,216
9.00%, 05/01/2019	295,000	336,573
		598,789

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2017	560,000	576,909

Drug Retail–0.18%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	376,048
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	842,813	945,047
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.10%, 06/01/2023	293,000	293,372
3.30%, 11/18/2021	602,000	618,189
4.50%, 11/18/2034	444,000	445,333
		2,677,989

Electric Utilities–0.14%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(e)	745,000	733,825
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	159,057
4.88%, 01/22/2044(c)	930,000	947,589
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	222,146
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	64,711
		2,127,328

	Principal Amount	Value

Electrical Components & Equipment–0.17%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	$2,490,000	$ 2,490,203

Environmental & Facilities Services–0.03%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	469,000	468,097

Fertilizers & Agricultural Chemicals–0.02%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	305,000	305,201

Financial Exchanges & Data–0.07%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	935,000	1,002,226

General Merchandise Stores–0.02%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	365,000	365,459

Health Care Distributors–0.07%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	1,095,000	1,103,306

Health Care Equipment–0.71%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	750,000	789,546
Sr. Unsec. Notes, 2.68%, 12/15/2019	274,000	278,141
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	731,000	741,076
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	1,076,000	1,107,988
4.38%, 03/15/2035	358,000	376,720
4.63%, 03/15/2044	525,000	560,355
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	1,880,000	2,573,250
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(c)	986,000	1,546,788
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	2,203,000	2,638,092
		10,611,956

Health Care Facilities–0.46%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	2,401,000	2,370,987
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	3,700,000	4,537,125
		6,908,112

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care REIT’s–0.08%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	$505,000	$ 508,642
4.20%, 03/01/2024	480,000	492,686
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	215,000	244,367
		1,245,695

Health Care Services–0.10%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	575,000	575,671
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	605,284
4.70%, 02/01/2045	264,000	257,388
		1,438,343

Home Improvement Retail–0.04%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	627,956

Homebuilding–0.06%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	935,812

Hotel and Resort REIT’s–0.03%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	270,000	279,475
5.00%, 08/15/2022	200,000	213,465
		492,940

Housewares & Specialties–0.03%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	475,000	506,720

Hypermarkets & Super Centers–0.17%

Wal-Mart Stores, Inc., Sr. Unsec. Notes, 5.52%, 06/01/2017(d)(f)	2,570,000	2,584,456

Integrated Oil & Gas–0.30%

Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	1,428,000	1,434,178
1.72%, 06/24/2018	520,000	524,215
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	310,426
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	364,959
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	570,000	590,868
Sr. Unsec. Gtd. Notes, 6.50%, 03/13/2027(c)	105,000	113,191

	Principal Amount	Value

Integrated Oil & Gas–(continued)

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	$897,000	$ 863,990
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	337,528
		4,539,355

Integrated Telecommunication Services–0.49%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	520,000	517,570
3.40%, 05/15/2025	289,000	279,586
3.80%, 03/15/2022	330,000	341,786
4.50%, 05/15/2035	463,000	437,993
4.80%, 06/15/2044	935,000	877,608
5.15%, 03/15/2042	90,000	89,686
5.35%, 09/01/2040	101,000	103,518
6.15%, 09/15/2034	140,000	155,899
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.21%, 03/08/2047	700,000	707,139
7.05%, 06/20/2036	360,000	444,315
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	83,000	71,595
4.40%, 11/01/2034	325,000	307,280
4.52%, 09/15/2048	1,988,000	1,816,182
5.01%, 08/21/2054	694,000	658,908
Sr. Unsec. Notes, 4.81%, 03/15/2039(c)	503,000	490,745
		7,299,810

Internet & Direct Marketing Retail–0.44%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(c)(d)	2,992,000	3,111,680
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	2,357,000	2,661,937
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	802,955
		6,576,572

Investment Banking & Brokerage–0.89%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	400,000	439,663
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	563,846
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 09/28/2020(c)(g)	6,230,000	8,409,441
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	3,286,000	3,331,183
Morgan Stanley, Sr. Unsec. Medium- Term Global Notes, 4.00%, 07/23/2025	680,000	703,221
		13,447,354

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

IT Consulting & Other Services–0.03%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	$490,000	$ 516,445

Life & Health Insurance–0.41%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	624,000	627,792
4.00%, 01/25/2022(c)	885,000	901,733
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	525,000	513,402
3.25%, 01/30/2024(c)	480,000	482,905
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	910,000	997,687
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/2043	410,000	459,345
Series D, Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	1,565,000	1,609,626
6.63%, 12/01/2037	110,000	142,010
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	465,000	469,604
		6,204,104

Movies & Entertainment–0.70%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(c)(d)	1,538,000	1,664,885
Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(c)	570,000	629,494
1.38%, 10/15/2023	6,063,000	6,885,294
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	1,203,000	1,310,518
		10,490,191

Multi-Line Insurance–0.31%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	386,893
4.38%, 01/15/2055	720,000	646,174
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	360,956
Sr. Unsec. Notes, 7.35%, 11/15/2019	25,000	28,302
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	170,000	170,935
New York Life Global Funding, Sec. Notes, 1.65%, 05/15/2017(c)	3,010,000	3,012,470
		4,605,730

	Principal Amount	Value

Multi-Utilities–0.00%

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	$15,000	$ 16,018

Office REIT’s–0.04%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	605,000	614,694

Office Services & Supplies–0.03%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	500,000	493,091

Oil & Gas Drilling–0.21%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(c)	2,100,000	2,068,509
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	1,150,000	1,080,281
		3,148,790

Oil & Gas Equipment & Services–0.33%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	1,105,000	1,087,044
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	2,952,000	3,798,855
		4,885,899

Oil & Gas Exploration & Production–0.28%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	443,000	537,181
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	1,042,000	1,084,331
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	859,000	874,165
4.15%, 11/15/2034	921,000	922,165
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	863,224
		4,281,066

Oil & Gas Storage & Transportation–0.54%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	440,000	435,956
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	424,000	449,379
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	357,000	341,580
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	30,248
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	155,000	167,929
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	374,656
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	245,000	265,760

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	$422,000	$ 425,598
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	1,820,000	1,892,231
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	745,000	769,678
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	361,570
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	503,170
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	645,000	628,438
5.50%, 02/15/2020	535,000	578,096
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	231,890
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	600,000	613,224
		8,069,403

Other Diversified Financial Services–0.19%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	935,000	936,997
MassMutual Global Funding II, Sr. Sec. Notes, 2.10%, 08/02/2018(c)	975,000	981,646
Sec. Notes, 2.00%, 04/15/2021(c)	945,000	924,957
		2,843,600

Packaged Foods & Meats–0.24%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	855,150
Kellogg Co., Sr. Unsec. Global Notes, 1.75%, 05/17/2017	750,000	750,061
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 1.60%, 06/30/2017	1,080,000	1,080,389
2.25%, 06/05/2017	790,000	791,332
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	64,000	67,186
		3,544,118

Paper Packaging–0.10%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	285,419
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,219,364
		1,504,783

	Principal Amount	Value

Pharmaceuticals–0.88%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	$950,000	$ 969,314
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	590,000	598,282
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/2018	75,000	78,473
6.38%, 05/15/2038	70,000	92,292
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.50%, 05/08/2017	2,880,000	2,881,011
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,557,759
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(c)	938,000	1,134,980
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/2019	280,000	300,377
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	431,000	431,727
5.25%, 06/15/2046	590,000	605,537
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(c)	396,000	412,087
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/2018	405,000	407,230
Perrigo Finance Unlimited Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2021	200,000	203,459
Roche Holdings, Inc. (Switzerland), Sr. Unsec. Gtd. Notes, 1.35%, 09/29/2017(c)	2,775,000	2,777,464
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/21/2023	364,000	346,978
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	372,418
		13,169,388

Property & Casualty Insurance–0.28%

Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	320,000	321,541
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	975,000	1,000,408
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	393,498
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	970,000	1,295,556
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	665,000	730,740
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	451,892
		4,193,635

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Railroads–0.26%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	$1,990,000	$ 2,277,761
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	437,605
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	106,289
Sr. Unsec. Notes, 4.15%, 01/15/2045	440,000	443,985
4.85%, 06/15/2044	570,000	634,169
		3,899,809

Regional Banks–0.05%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	455,000	449,433
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	385,000	374,585
		824,018

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	780,000	841,864

Renewable Electricity–0.04%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	581,000	575,172

Retail REIT’s–0.00%

Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.88%, 08/15/2022	45,000	46,090

Semiconductor Equipment–0.12%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	821,000	1,743,086

Semiconductors–0.89%

Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 01/15/2024(c)	1,435,000	1,447,108
Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	740,000	740,631
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	186,000	267,607
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(c)	4,592,000	4,675,230
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	2,601,000	2,927,751
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	2,424,000	2,658,825

	Principal Amount	Value

Semiconductors–(continued)

Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(c)	$619,000	$ 659,622
		13,376,774

Specialized Finance–0.48%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	385,000	396,069
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	1,150,000	1,159,344
3.00%, 09/15/2023	649,000	634,195
4.25%, 09/15/2024	430,000	445,587
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	745,000	753,599
2.88%, 01/20/2022(c)	1,364,000	1,357,769
4.88%, 10/01/2025(c)	735,000	796,788
National Rural Utilities Cooperative Finance Corp. (The), Sr. Unsec. Medium-Term Notes, 0.95%, 04/24/2017	1,715,000	1,714,878
		7,258,229

Specialized REIT’s–0.27%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	538,000	572,933
6.11%, 01/15/2020(c)	770,000	833,963
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	2,145,000	2,161,219
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	444,000	424,939
		3,993,054

Systems Software–0.29%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	1,163,000	1,097,581
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	1,163,000	1,047,427
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	386,665
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	1,285,000	1,262,498
4.30%, 07/08/2034	600,000	621,501
		4,415,672

Technology Distributors–0.05%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	705,000	715,058

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.34%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	$716,000	$ 707,954
3.35%, 02/09/2027	335,000	338,177
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	645,000	695,372
8.35%, 07/15/2046(c)	14,000	18,215
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	2,520,000	2,398,493
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	325,000	316,063
5.75%, 12/01/2034	702,000	638,820
		5,113,094

Thrifts & Mortgage Finance–0.71%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/2017	6,828,000	6,862,140
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/2017	2,469,000	3,811,519
		10,673,659

Tobacco–0.13%

Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	214,000	214,011
Sr. Unsec. Global Notes, 3.60%, 11/15/2023	405,000	419,298
4.88%, 11/15/2043	1,210,000	1,306,553
		1,939,862

Wireless Telecommunication Services–0.08%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	600,000	573,593
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	585,000	587,166
		1,160,759
Total Bonds and Notes (Cost $256,662,776)		272,118,050

U.S. Treasury Securities–10.14%

U.S. Treasury Notes–9.42%

0.50%, 04/30/2017	14,000,000	13,998,418
1.25%, 01/31/2019	8,000,000	8,002,816
1.13%, 02/28/2019	54,710,000	54,588,161
3.63%, 08/15/2019	1,525,000	1,606,135
3.38%, 11/15/2019	300,000	315,217
3.63%, 02/15/2020	46,000	48,787
1.63%, 03/15/2020	24,675,000	24,763,188
2.63%, 11/15/2020	600,000	619,570
1.88%, 02/28/2022	16,459,900	16,424,857
2.13%, 02/29/2024	5,085,400	5,057,491
2.25%, 02/15/2027	16,402,100	16,192,908
		141,617,548

	Principal Amount	Value

U.S. Treasury Bills–0.00%

0.59%, 05/11/2017(h)(i)	$75,000	$ 74,943

U.S. Treasury Bonds–0.72%

4.50%, 02/15/2036	1,000,000	1,268,182
4.50%, 08/15/2039	40,000	50,520
4.38%, 05/15/2040	80,000	99,333
2.88%, 11/15/2046	9,613,800	9,326,703
		10,744,738
Total U.S. Treasury Securities (Cost $152,039,164)		152,437,229

	Shares

Preferred Stocks–0.52%

Asset Management & Custody Banks–0.18%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	47,000	2,681,938

Diversified Banks–0.02%

Wells Fargo & Co., 5.85% Pfd.	12,000	319,200

Oil & Gas Storage & Transportation–0.32%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	4,774,950
Total Preferred Stocks (Cost $6,118,550)		7,776,088

	Principal Amount

U.S. Government Sponsored Agency Securities–0.25%

Federal Home Loan Mortgage Corp. (FHLMC)–0.25%

Unsec. Global Notes, 5.00%, 04/18/2017	$1,500,000	1,502,631
5.50%, 08/23/2017	140,000	142,509
4.88%, 06/13/2018	1,000,000	1,043,749
6.75%, 03/15/2031	750,000	1,074,083
Total U.S. Government Sponsored Agency Securities (Cost $3,699,586)		3,762,972

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 5.50%, 02/01/2037	31	34

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 5.50%, 03/01/2021	81	85
8.00%, 08/01/2021	397	400
9.50%, 04/01/2030	2,712	3,154
		3,639
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,518)		3,673

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Money Market Funds–5.07%

Government & Agency Portfolio – Institutional Class, 0.61% (j)	45,734,602	$ 45,734,602
Treasury Portfolio – Institutional Class, 0.59% (j)	30,489,735	30,489,735
Total Money Market Funds (Cost $76,224,337)		76,224,337
TOTAL INVESTMENTS–99.63% (Cost $1,214,784,465)		1,497,098,394
OTHER ASSETS LESS LIABILITIES–0.37%		5,561,268
NET ASSETS–100.00%		$ 1,502,659,662

Investment Abbreviations:

ADR	— American Depositary Receipt
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $79,562,973, which represented 5.29% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Exchangeable for a basket of five common stocks.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$934,606,628	$50,169,417	$—	$984,776,045
Bonds and Notes	—	272,118,050	—	272,118,050
U.S. Treasury Securities	—	152,437,229	—	152,437,229
Preferred Stocks	5,094,150	2,681,938	—	7,776,088
U.S. Government Sponsored Agency Securities	—	3,762,972	—	3,762,972
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,673	—	3,673
Money Market Funds	76,224,337	—	—	76,224,337
	1,015,925,115	481,173,279	—	1,497,098,394
Forward Foreign Currency Contracts*	—	318,739	—	318,739
Futures Contracts*	(11,349)	—	—	(11,349)
Total Investments	$1,015,913,766	$481,492,018	$—	$1,497,405,784

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive

04/28/2017	Bank of New York Mellon (The)	AUD	3,811,121	USD	2,947,788	$2,909,975	$37,813
04/28/2017	Bank of New York Mellon (The)	CAD	8,098,191	USD	6,101,160	6,092,011	9,149
04/28/2017	Bank of New York Mellon (The)	CHF	3,964,286	USD	4,000,369	3,964,909	35,460
04/28/2017	Bank of New York Mellon (The)	EUR	8,662,528	USD	9,384,724	9,252,347	132,377
04/28/2017	Bank of New York Mellon (The)	GBP	10,186,517	USD	12,712,570	12,768,017	(55,447)
04/28/2017	State Street Bank and Trust Co.	AUD	3,812,029	USD	2,948,604	2,910,668	37,936
04/28/2017	State Street Bank and Trust Co.	CAD	8,098,140	USD	6,099,191	6,091,972	7,219
04/28/2017	State Street Bank and Trust Co.	CHF	3,965,007	USD	3,999,018	3,965,630	33,388
04/28/2017	State Street Bank and Trust Co.	EUR	8,663,493	USD	9,385,638	9,253,376	132,262
04/28/2017	State Street Bank and Trust Co.	GBP	10,485,556	USD	13,093,328	13,142,839	(49,511)
04/28/2017	State Street Bank and Trust Co.	USD	56,154	AUD	73,283	55,955	(199)
04/28/2017	State Street Bank and Trust Co.	USD	119,027	CAD	158,862	119,507	480
04/28/2017	State Street Bank and Trust Co.	USD	77,976	CHF	77,361	77,373	(603)
04/28/2017	State Street Bank and Trust Co.	USD	174,622	EUR	161,400	172,390	(2,232)
04/28/2017	State Street Bank and Trust Co.	USD	199,617	GBP	159,774	200,264	647
Total Forward Foreign Currency Contracts—Currency Risk							$318,739

Currency Abbreviations:

AUD	— Australian Dollar	EUR	— Euro

CAD	— Canadian Dollar	GBP	— British Pound Sterling

CHF	— Swiss Franc	USD	— U.S. Dollar

Invesco V.I. Equity and Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	26	June-2017	$(3,060,891)	$(4,124)
U.S. Treasury 10 Year Notes	Short	20	June-2017	(2,491,250)	(7,225)
Total Futures Contracts—Interest Rate Risk					$(11,349)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $83,981,487 and $96,234,515, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $327,071,183 and $320,122,945, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 297,946,062
Aggregate unrealized (depreciation) of investment securities	(24,578,376)
Net unrealized appreciation of investment securities	$ 273,367,686

  Cost of investments for tax purposes is $1,223,730,708.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIGCE-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.55%

Australia–3.47%

Australia and New Zealand Banking Group Ltd.	53,526	$ 1,300,057
Qantas Airways Ltd.	455,182	1,352,783
		2,652,840

Brazil–1.97%

Banco do Brasil S.A.	53,400	576,048
Petroleo Brasileiro S.A. -ADR (a)	95,673	927,071
		1,503,119

Canada–2.76%

Peyto Exploration & Development Corp.	34,967	719,139
Suncor Energy, Inc.	45,311	1,391,171
		2,110,310

China–1.26%

Baidu, Inc. -ADR (a)	5,598	965,767

France–2.73%

LVMH Moet Hennessy Louis Vuitton S.E.	4,526	995,127
Publicis Groupe S.A.	15,601	1,090,242
		2,085,369

Germany–1.91%

Porsche Automobil Holding S.E. -Preference Shares	26,695	1,456,308

Hong Kong–2.21%

AIA Group Ltd.	267,400	1,685,970

Israel–1.00%

Teva Pharmaceutical Industries Ltd. -ADR	23,918	767,529

Japan–7.50%

Hitachi, Ltd.	244,000	1,325,357
KDDI Corp.	49,700	1,304,382
Komatsu Ltd.	49,000	1,281,807
Mitsui O.S.K. Lines, Ltd.	310,000	977,983
Toyota Motor Corp.	15,500	843,468
		5,732,997

Luxembourg–2.00%

ArcelorMittal (a)	183,068	1,531,528

Netherlands–7.86%

GrandVision N.V. -REGS (b)	31,921	781,657
ING Groep N.V.	77,876	1,177,162
Koninklijke DSM N.V.	11,392	770,585
Koninklijke Philips N.V.	36,064	1,159,139

	Shares	Value

Netherlands–(continued)

Philips Lighting N.V. -REGS (a)(b)	33,939	$ 970,641
Randstad Holding N.V.	19,926	1,149,953
		6,009,137

Singapore–1.51%

DBS Group Holdings Ltd.	83,500	1,158,064

South Africa–1.09%

Naspers Ltd. -Class N	4,840	833,625

Switzerland–4.65%

ABB Ltd.	32,306	755,834
Roche Holding AG	4,991	1,274,849
UBS Group AG	95,343	1,526,135
		3,556,818

Taiwan–1.74%

Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	1,330,170

United Kingdom–12.34%

Diageo PLC	27,222	779,588
Imperial Brands PLC	25,890	1,255,409
Liberty Global PLC -Series A (a)	31,375	1,125,421
Rio Tinto PLC	24,469	983,708
Royal Dutch Shell PLC -Class A -ADR	41,926	2,210,758
St. James’s Place PLC	102,264	1,360,378
Vodafone Group PLC -ADR	65,198	1,723,183
		9,438,445

United States–43.55%

Allergan PLC	6,194	1,479,871
Alphabet Inc. -Class C (a)	2,304	1,911,306
American Express Co.	24,190	1,913,671
Berkshire Hathaway Inc. -Class A (a)	5	1,249,250
Biogen Inc. (a)	5,638	1,541,542
BioMarin Pharmaceutical Inc. (a)	2,378	208,741
Celgene Corp. (a)	14,758	1,836,338
Chevron Corp.	14,350	1,540,760
Cognizant Technology Solutions Corp. -Class A (a)	22,910	1,363,603
Comcast Corp. -Class A	42,030	1,579,908
Concho Resources Inc. (a)	9,158	1,175,338
Delphi Automotive PLC	19,229	1,547,742
First Republic Bank	19,214	1,802,465
GGP Inc.	44,385	1,028,844
HCA Holdings, Inc. (a)	12,881	1,146,280
International Business Machines Corp.	5,344	930,604
Johnson Controls International PLC	18,510	779,641
Marsh & McLennan Cos., Inc.	14,970	1,106,133
McKesson Corp.	7,946	1,178,074

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Moody’s Corp.	5,280	$ 591,571
Nielsen Holdings PLC	24,643	1,018,002
Oracle Corp.	8,577	382,620
Priceline Group Inc. (The) (a)	628	1,117,821
Progressive Corp. (The)	34,212	1,340,426

Sherwin-Williams Co. (The)	3,718	1,153,286
Shire PLC -ADR	8,928	1,555,526
Thermo Fisher Scientific, Inc.	3,996	613,786
Vertex Pharmaceuticals Inc. (a)	1,910	208,859
		33,302,008
TOTAL INVESTMENTS–99.55% (Cost $68,131,021)		76,120,004
OTHER ASSETS LESS LIABILITIES–0.45%		347,800
NET ASSETS–100.00%		$ 76,467,804

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $1,752,298, which represented 2.29% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 2 to Level 1 of $14,411,953, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$1,352,783	$1,300,057	$—	$2,652,840
Brazil	1,503,119	—	—	1,503,119
Canada	2,110,310	—	—	2,110,310
China	965,767	—	—	965,767
France	1,090,242	995,127	—	2,085,369
Germany	1,456,308	—	—	1,456,308
Hong Kong	1,685,970	—	—	1,685,970
Israel	767,529	—	—	767,529
Japan	1,304,382	4,428,615	—	5,732,997
Luxembourg	—	1,531,528	—	1,531,528
Netherlands	6,009,137	—	—	6,009,137
Singapore	1,158,064	—	—	1,158,064
South Africa	—	833,625	—	833,625
Switzerland	3,556,818	—	—	3,556,818
Taiwan	—	1,330,170	—	1,330,170
United Kingdom	7,403,448	2,034,997	—	9,438,445
United States	33,302,008	—	—	33,302,008
	63,665,885	12,454,119	—	76,120,004
Forward Foreign Currency Contracts*	—	(95,007)	—	(95,007)
Total Investments	$63,665,885	$12,359,112	$—	$76,024,997

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive

08/14/2017	Barclays Bank PLC	GBP	1,500,000	USD	1,875,347	$1,885,542	$(10,195)
08/14/2017	Goldman Sachs International	JPY	202,000,000	USD	1,782,767	1,825,071	(42,304)
08/14/2017	JPMorgan Chase Bank, N.A.	JPY	202,000,000	USD	1,782,563	1,825,071	(42,508)
Total Forward Foreign Currency Contracts—Currency Risk							$(95,007)

Currency Abbreviations:

GBP	— British Pound Sterling

JPY	— Japanese Yen

USD	— U.S. Dollar

Invesco V.I. Global Core Equity Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $12,392,267 and $13,194,618, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 9,727,704
Aggregate unrealized (depreciation) of investment securities	(1,747,069)
Net unrealized appreciation of investment securities	$ 7,980,635
Cost of investments for tax purposes is $68,139,369.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	I-VIGHC-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.25%

Biotechnology–36.86%

ACADIA Pharmaceuticals Inc. (b)	28,948	$ 995,232
Alder Biopharmaceuticals, Inc. (b)	41,842	870,314
Alexion Pharmaceuticals, Inc. (b)	30,555	3,704,488
Amgen Inc.	22,980	3,770,329
Array BioPharma Inc. (b)	207,290	1,853,173
BioCryst Pharmaceuticals, Inc. (b)	105,438	885,679
Biogen Inc. (b)	30,934	8,457,974
BioMarin Pharmaceutical Inc. (b)	87,059	7,642,039
bluebird bio, Inc. (b)	24,590	2,235,231
Celgene Corp. (b)	108,794	13,537,237
Clovis Oncology Inc. (b)	34,137	2,173,503
DBV Technologies S.A. -ADR (France)(b)	58,288	2,052,903
Exact Sciences Corp. (b)	63,354	1,496,422
Heron Therapeutics, Inc. (b)	63,813	957,195
Incyte Corp. (b)	44,218	5,910,620
Neurocrine Biosciences, Inc. (b)	30,844	1,335,545
Prothena Corp. PLC (Ireland)(b)	28,129	1,569,317
REGENXBIO Inc. (b)	34,956	674,651
Sarepta Therapeutics, Inc. (b)	40,665	1,203,684
Shire PLC -ADR	63,835	11,121,972
Spark Therapeutics, Inc. (b)	14,066	750,280
TESARO, Inc. (b)	10,372	1,595,940
Ultragenyx Pharmaceutical Inc. (b)	17,113	1,159,919
Vertex Pharmaceuticals Inc. (b)	56,896	6,221,578
		82,175,225

Drug Retail–0.44%

Raia Drogasil S.A. (Brazil)	52,760	988,797

Health Care Distributors–2.17%

Cardinal Health, Inc.	23,745	1,936,405
McKesson Corp.	19,633	2,910,788
		4,847,193

Health Care Equipment–4.46%

Olympus Corp. (Japan)	98,500	3,796,655
ResMed Inc.	30,919	2,225,240
Wright Medical Group N.V. (b)	126,048	3,922,614
		9,944,509

Health Care Facilities–3.54%

Brookdale Senior Living Inc. (b)	78,525	1,054,591
HCA Holdings, Inc. (b)	39,002	3,470,788
Tenet Healthcare Corp. (b)	88,079	1,559,879
Universal Health Services, Inc. -Class B	14,492	1,803,529
		7,888,787

	Shares	Value

Health Care Services–0.67%

Envision Healthcare Corp. (b)	24,528	$ 1,504,057

Health Care Supplies–1.62%

DENTSPLY SIRONA Inc.	57,705	3,603,100

Life Sciences Tools & Services–6.16%

Agilent Technologies, Inc.	46,191	2,442,118
Illumina, Inc. (b)	13,836	2,360,975
Thermo Fisher Scientific, Inc.	58,093	8,923,085
		13,726,178

Managed Health Care–10.56%

Aetna Inc.	45,149	5,758,755
Anthem, Inc.	17,649	2,918,792
Centene Corp. (b)	32,439	2,311,603
HealthEquity, Inc. (b)	26,253	1,114,440
Humana Inc.	20,079	4,139,085
Molina Healthcare, Inc. (b)	23,635	1,077,756
Qualicorp S.A. (Brazil)	109,000	719,006
UnitedHealth Group Inc.	33,565	5,504,996
		23,544,433

Pharmaceuticals–29.77%

Aclaris Therapeutics, Inc. (b)	62,738	1,870,847
Aerie Pharmaceuticals, Inc. (b)	24,739	1,121,914
Agile Therapeutics, Inc. (b)	137,569	440,909
Allergan PLC	14,333	3,424,440
AstraZeneca PLC -ADR (United Kingdom)	78,595	2,447,448
Bayer AG (Germany)	29,661	3,418,796
Bristol-Myers Squibb Co.	99,467	5,409,015
Dermira, Inc. (b)	61,818	2,108,612
Eli Lilly and Co.	82,200	6,913,842
Endo International PLC (b)	126,603	1,412,889
Hikma Pharmaceuticals PLC (Jordan)	58,937	1,462,463
Jazz Pharmaceuticals PLC (b)	23,444	3,402,428
Lipocine Inc. (b)	121,754	474,841
Medicines Co. (The) (b)	21,080	1,030,812
Merck & Co., Inc.	141,638	8,999,678
Nippon Shinyaku Co., Ltd. (Japan)	41,400	2,108,394
Novartis AG -ADR (Switzerland)	64,654	4,801,853
Roche Holding AG (Switzerland)	25,175	6,430,441
Sanofi -ADR (France)	106,738	4,829,894
Supernus Pharmaceuticals Inc. (b)	37,348	1,168,992
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	63,932	2,051,578
Zogenix, Inc. (b)	95,229	1,033,235
		66,363,321
Total Common Stocks & Other Equity Interests (Cost $185,118,270)		214,585,600

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–3.77%

Government & Agency Portfolio –Institutional Class, 0.61% (c)	5,046,233	$ 5,046,233
Treasury Portfolio –Institutional Class, 0.59% (c)	3,364,156	3,364,156
Total Money Market Funds (Cost $8,410,389)		8,410,389
TOTAL INVESTMENTS–100.02% (Cost $193,528,659)		222,995,989
OTHER ASSETS LESS LIABILITIES–(0.02)%		(41,393)
NET ASSETS–100.00%		$ 222,954,596

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks – The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE	2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 2 to Level 1 of $7,892,904, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$210,788,945	$3,796,655	$—	$214,585,600
Money Market Funds	8,410,389	—	—	8,410,389
Total Investments	$219,199,334	$3,796,655	$—	$222,995,989

Invesco V.I. Global Health Care Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $21,570,897 and $34,136,557, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 43,879,442
Aggregate unrealized (depreciation) of investment securities	(14,472,120)
Net unrealized appreciation of investment securities	$ 29,407,322

Cost of investments for tax purposes is $193,588,667.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIGRE-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.89%

Australia–5.50%

DEXUS Property Group	301,451	$ 2,254,277
Goodman Group	657,143	3,885,923
GPT Group (The)	618,701	2,436,598
Mirvac Group	1,205,986	2,017,808
Scentre Group	1,559,285	5,110,650
Westfield Corp.	741,779	5,032,466
		20,737,722

Brazil–0.42%

BR Malls Participacoes S.A. (a)	69,560	321,969
EZ Tec Empreendimentos e Participacoes S.A.	38,000	233,669
Iguatemi Empresa de Shopping Centers S.A.	53,100	556,359
Multiplan Empreendimentos Imobiliarios S.A.	22,600	478,639
		1,590,636

Canada–2.39%

Allied Properties REIT	60,700	1,647,301
Canadian Apartment Properties REIT	61,303	1,535,053
Chartwell Retirement Residences	74,990	879,117
First Capital Realty, Inc.	62,029	934,271
H&R REIT	117,500	2,038,369
RioCan REIT	49,700	979,163
Smart REIT	40,700	999,864
		9,013,138

China–4.09%

Agile Group Holdings Ltd.	348,000	301,361
China Jinmao Holdings Group Ltd.	2,954,000	946,460
China Overseas Land & Investment Ltd.	950,000	2,713,744
China Resources Land Ltd.	708,444	1,914,332
China Vanke Co., Ltd. -Class H	338,400	914,412
CIFI Holdings (Group) Co. Ltd.	2,402,000	933,410
Country Garden Holdings Co. Ltd.	1,216,000	1,093,712
Global Logistic Properties Ltd.	744,100	1,478,838
Guangzhou R&F Properties Co. Ltd. -Class H	469,600	733,566
KWG Property Holding Ltd.	574,000	415,827
Longfor Properties Co. Ltd.	611,500	1,005,587
Shenzhen Investment Ltd.	2,571,700	1,151,574
Shimao Property Holdings Ltd.	591,000	938,415
Sino-Ocean Group Holding Ltd.	1,048,500	492,440
Yuexiu Property Co. Ltd.	2,358,000	400,507
		15,434,185

France–3.01%

ICADE	23,576	1,725,564
Klepierre	62,108	2,415,610
Unibail-Rodamco S.E.	30,869	7,202,850
		11,344,024

	Shares	Value

Germany–2.97%

Deutsche Euroshop AG	16,302	$ 666,478
Grand City Properties S.A.	153,537	2,822,845
LEG Immobilien AG	38,453	3,151,957
Vonovia SE	129,015	4,545,811
		11,187,091

Hong Kong–7.31%

Cheung Kong Property Holdings Ltd.	649,300	4,383,574
Hang Lung Properties Ltd.	963,000	2,508,024
Hongkong Land Holdings Ltd.	271,000	2,086,211
Link REIT	546,500	3,828,956
New World Development Co. Ltd.	2,065,000	2,546,039
Sun Hung Kai Properties Ltd.	485,000	7,126,892
Swire Properties Ltd.	784,800	2,514,495
Wharf (Holdings) Ltd. (The)	300,000	2,574,776
		27,568,967

Indonesia–0.44%

PT Bumi Serpong Damai Tbk	1,828,000	258,663
PT Ciputra Development Tbk	7,475,838	692,086
PT Pakuwon Jati Tbk	12,245,200	565,312
PT Summarecon Agung Tbk	1,556,900	156,607
		1,672,668

Ireland–0.37%

Green REIT PLC	959,396	1,391,872

Japan–9.72%

Activia Properties, Inc.	186	887,106
Advance Residence Investment Corp.	438	1,197,925
AEON REIT Investment Corp.	814	903,673
Daiwa House REIT Investment Corp.	722	1,876,740
GLP J-REIT(b)	213	246,222
GLP J-REIT	850	982,575
Hulic Reit, Inc.	653	1,082,713
Japan Excellent, Inc.	493	605,318
Japan Hotel REIT Investment Corp.	934	645,121
Japan Logistics Fund Inc.	399	858,673
Japan Real Estate Investment Corp.	597	3,163,695
Japan Retail Fund Investment Corp.	1,148	2,251,971
Kenedix Office Investment Corp.	214	1,260,915
LaSalle LOGIPORT REIT	525	486,168
Mitsubishi Estate Co., Ltd.	435,000	7,954,469
Mitsui Fudosan Co., Ltd.	348,000	7,444,495
Nippon Prologis REIT Inc.	438	949,292
Nomura Real Estate Master Fund, Inc.	562	872,265
Sumitomo Realty & Development Co., Ltd.	19,000	494,651
Tokyo Tatemono Co., Ltd.	91,300	1,206,805
United Urban Investment Corp.	838	1,287,089
		36,657,881

Malaysia–0.25%

KLCCP Stapled Group	254,600	456,215

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Malaysia–(continued)

Mah Sing Group Bhd.	1,047,700	$ 343,275
Pavilion REIT	406,300	159,505
		958,995

Malta–0.01%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)	3,053,090	50,482

Mexico–0.57%

Fibra Uno Administracion S.A. de C.V.	727,900	1,244,499
Macquarie Mexico Real Estate Management S.A. de C.V.	803,400	901,132
		2,145,631

Netherlands–0.53%

Wereldhave N.V.	44,954	1,982,207

Philippines–0.75%

Ayala Land, Inc.	1,176,600	774,634
Megaworld Corp.	4,964,100	334,236
Robinsons Land Corp.	1,401,100	641,938
SM Prime Holdings Inc.	1,924,900	1,085,153
		2,835,961

Singapore–2.46%

Ascendas India Trust	776,700	624,669
Ascendas REIT	827,700	1,491,138
CapitaLand Ltd.	767,600	1,991,985
CapitaLand Mall Trust	583,700	822,054
CapitaLand Retail China Trust	213,700	226,105
City Developments Ltd.	214,800	1,566,314
Mapletree Commercial Trust	137,400	150,288
Mapletree Industrial Trust	1,218,300	1,551,129
Yanlord Land Group Ltd.	662,300	859,361
		9,283,043

South Africa–1.14%

Growthpoint Properties Ltd.	808,898	1,561,643
Hyprop Investments Ltd.	109,259	999,287
Resilient REIT Ltd.	73,349	637,173
SA Corporate Real Estate Fund Nominees Proprietary Ltd.	2,697,406	1,105,853
		4,303,956

Spain–0.78%

Inmobiliaria Colonial S.A.	175,009	1,305,296
Merlin Properties Socimi, S.A.	146,253	1,635,041
		2,940,337

Sweden–0.95%

Castellum AB	105,383	1,397,297
Wihlborgs Fastigheter AB	115,537	2,190,868
		3,588,165

Switzerland–0.87%

Swiss Prime Site AG	37,208	3,275,136

	Shares	Value

Thailand–0.38%

Central Pattana PCL	643,900	$ 1,101,204
Central Pattana PCL -NVDR	37,600	62,115
Land and Houses PCL	436,000	123,112
Land and Houses PCL -NVDR	553,000	156,954
		1,443,385

United Arab Emirates–0.28%

Emaar Malls PJSC	929,277	669,173
Emaar Properties PJSC	188,292	375,019
		1,044,192

United Kingdom–4.22%

Big Yellow Group PLC	53,316	487,854
Derwent London PLC	51,094	1,799,690
Great Portland Estates PLC	224,720	1,830,648
Hammerson PLC	100,304	717,409
Hansteen Holdings PLC	777,239	1,163,415
Kennedy Wilson Europe Real Estate PLC	135,284	1,600,519
Land Securities Group PLC	247,816	3,287,288
SEGRO PLC	414,060	2,366,088
UNITE Group PLC (The)	336,138	2,679,961
		15,932,872

United States–49.48%

Acadia Realty Trust	54,125	1,626,997
American Campus Communities, Inc.	31,868	1,516,598
American Homes 4 Rent -Class A	175,345	4,025,921
Apple Hospitality REIT, Inc.	130,314	2,488,997
AvalonBay Communities, Inc.	47,606	8,740,462
Boston Properties, Inc.	76,504	10,129,895
Brandywine Realty Trust	164,039	2,662,353
Brixmor Property Group, Inc.	99,056	2,125,742
Brookdale Senior Living Inc. (a)	70,025	940,436
Care Capital Properties, Inc.	36,846	990,052
Cousins Properties, Inc.	385,182	3,185,455
CyrusOne Inc.	26,798	1,379,293
DiamondRock Hospitality Co.	123,820	1,380,593
Digital Realty Trust, Inc.	28,518	3,034,030
EastGroup Properties, Inc.	9,913	728,903
EPR Properties	4,558	335,606
Equity Lifestyle Properties, Inc.	30,882	2,379,767
Equity Residential	126,590	7,876,430
Essex Property Trust, Inc.	26,963	6,242,743
Extra Space Storage Inc.	42,954	3,195,348
Federal Realty Investment Trust	43,381	5,791,363
GGP Inc.	187,319	4,342,054
HCP, Inc.	153,994	4,816,932
Healthcare Realty Trust, Inc.	72,682	2,362,165
Host Hotels & Resorts Inc.	315,302	5,883,535
Hudson Pacific Properties Inc.	139,115	4,818,944
InfraREIT, Inc.	48,911	880,398
Invitation Homes Inc. (a)	58,807	1,283,757
Liberty Property Trust	119,302	4,599,092
Macerich Co. (The)	55,162	3,552,433
Mid-America Apartment Communities, Inc.	29,625	3,014,048
National Health Investors, Inc.	26,338	1,912,929

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)

National Retail Properties, Inc.	97,170	$ 4,238,555
Paramount Group, Inc.	118,480	1,920,561
Pebblebrook Hotel Trust	25,393	741,730
Physicians Realty Trust	50,929	1,011,959
Prologis, Inc.	129,115	6,698,486
Public Storage	45,721	10,008,784
QTS Realty Trust, Inc. -Class A	48,495	2,364,131
Realty Income Corp.	58,118	3,459,765
Regency Centers Corp.	22,976	1,525,377
Retail Opportunity Investments Corp.	126,968	2,670,137
RLJ Lodging Trust	67,282	1,581,800
Simon Property Group, Inc.	89,712	15,433,155
SL Green Realty Corp.	16,965	1,808,808
Sun Communities, Inc.	24,775	1,990,176
Terreno Realty Corp.	55,022	1,540,616
Ventas, Inc.	46,839	3,046,409
Vornado Realty Trust	78,747	7,899,112
Washington REIT	86,268	2,698,463
Weingarten Realty Investors	39,809	1,329,222
Welltower Inc.	90,426	6,403,969
		186,614,486
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $332,895,475)		372,997,032

	Shares	Value

Money Market Funds–0.42%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	953,491	$ 953,491
Treasury Portfolio – Institutional Class, 0.59% (c)	635,661	635,661
Total Money Market Funds (Cost $1,589,152)		1,589,152
TOTAL INVESTMENTS–99.31% (Cost $334,484,627)		374,586,184
OTHER ASSETS LESS LIABILITIES–0.69%		2,593,740
NET ASSETS–100.00%		$ 377,179,924

Investment Abbreviations:

NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $296,704, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 1 to Level 2 of $6,319,049 and from Level 2 to Level 1 of $77,576,461, due to foreign fair value adjustments.

Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$16,046,847	$4,690,875	$—	$20,737,722
Brazil	1,590,636	—	—	1,590,636
Canada	9,013,138	—	—	9,013,138
China	15,434,185	—	—	15,434,185
France	2,415,610	8,928,414	—	11,344,024
Germany	11,187,091	—	—	11,187,091
Hong Kong	16,045,119	11,523,848	—	27,568,967
Indonesia	980,582	692,086	—	1,672,668
Ireland	1,391,872	—	—	1,391,872
Japan	19,557,461	17,100,420	—	36,657,881
Malaysia	799,490	159,505	—	958,995
Malta	—	—	50,482	50,482
Mexico	2,145,631	—	—	2,145,631
Netherlands	1,982,207	—	—	1,982,207
Philippines	2,835,961	—	—	2,835,961
Singapore	7,731,914	1,551,129	—	9,283,043
South Africa	4,303,956	—	—	4,303,956
Spain	1,635,041	1,305,296	—	2,940,337
Sweden	3,588,165	—	—	3,588,165
Switzerland	3,275,136	—	—	3,275,136
Thailand	1,443,385	—	—	1,443,385
United Arab Emirates	—	1,044,192	—	1,044,192
United Kingdom	14,102,224	1,830,648	—	15,932,872
United States	186,614,486	—	—	186,614,486
Money Market Funds	1,589,152	—	—	1,589,152
Total Investments	$325,709,289	$48,826,413	$50,482	$374,586,184

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $53,255,098 and $47,899,737, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,732,324
Aggregate unrealized (depreciation) of investment securities	(9,857,964)
Net unrealized appreciation of investment securities	$28,874,360

Cost of investments for tax purposes is $345,711,824.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIGMKT-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–42.16%
Federal Farm Credit Bank (FFCB)–11.28%
Unsec. Bonds (a)	1.08%	04/25/2017	$12,000	$11,999,998
Unsec. Bonds	0.65%	05/01/2017	1,700	1,700,070
Unsec. Bonds (a)	0.86%	06/05/2017	3,000	2,999,479
Unsec. Bonds (a)	0.86%	07/06/2017	10,000	9,999,343
Unsec. Bonds (a)	0.92%	07/14/2017	6,000	6,000,334
Unsec. Bonds (a)	1.02%	08/29/2017	15,525	15,521,442
Unsec. Bonds (a)	0.91%	11/13/2017	4,480	4,476,816
Unsec. Bonds (a)	0.93%	11/13/2017	5,000	4,997,058
Unsec. Bonds (a)	1.01%	11/22/2017	7,000	6,994,603
Unsec. Bonds (a)	0.97%	01/17/2018	5,715	5,713,905
Unsec. Bonds (a)	1.03%	03/02/2018	5,000	5,007,469
Unsec. Bonds (a)	1.10%	03/26/2018	1,200	1,203,088
Unsec. Bonds (a)	0.96%	05/17/2018	3,000	3,000,000
Unsec. Bonds (a)	1.07%	05/22/2018	2,500	2,509,452
				82,123,057
Federal Home Loan Bank (FHLB)–22.10%
Unsec. Bonds (a)	1.03%	06/22/2017	10,000	10,000,000
Unsec. Bonds (a)	0.88%	08/08/2017	4,000	4,000,000
Unsec. Bonds (a)	0.97%	08/18/2017	4,000	3,999,244
Unsec. Bonds (a)	0.91%	08/25/2017	7,000	7,010,646
Unsec. Bonds (a)	0.98%	11/28/2017	2,000	2,003,677
Unsec. Bonds (a)	1.12%	12/22/2017	3,500	3,509,074
Unsec. Bonds (a)	0.97%	01/26/2018	3,000	3,002,573
Unsec. Bonds (a)	0.77%	02/26/2018	2,000	2,003,865
Unsec. Bonds (a)	0.96%	03/15/2018	5,000	5,000,000
Unsec. Bonds (a)	0.96%	03/16/2018	6,000	6,000,000
Unsec. Bonds (a)	0.76%	04/13/2018	8,000	7,999,920
Unsec. Bonds (a)	0.77%	04/23/2018	4,000	3,999,785
Unsec. Bonds (a)	0.68%	08/01/2018	5,000	5,000,000
Unsec. Bonds (a)	0.73%	08/15/2018	12,000	11,993,874
Unsec. Disc. Notes (b)	0.66%	06/16/2017	5,000	4,993,217
Unsec. Disc. Notes (b)	0.64%	07/05/2017	6,000	5,990,080
Unsec. Disc. Notes (b)	0.64%	08/09/2017	10,000	9,977,244
Unsec. Disc. Notes (b)	0.67%	08/16/2017	10,000	9,974,875
Unsec. Disc. Notes (b)	0.70%	08/23/2017	11,000	10,969,845
Unsec. Global Bonds	4.88%	05/17/2017	10,000	10,047,602
Unsec. Global Bonds	0.88%	05/24/2017	5,310	5,312,083
Unsec. Global Bonds (a)	0.92%	08/15/2017	4,000	4,000,000
Unsec. Global Bonds (a)	0.90%	12/05/2017	5,000	4,999,827
Unsec. Global Bonds (a)	0.90%	02/23/2018	4,000	4,000,000
Unsec. Global Bonds (a)	0.82%	03/26/2018	5,000	5,000,000
Unsec. Global Bonds (a)	0.69%	05/14/2018	10,000	9,995,485
				160,782,916
Federal Home Loan Mortgage Corp. (FHLMC)–2.94%
Unsec. Global Notes (a)	0.98%	04/20/2017	2,400	2,399,870
Unsec. Global Notes (a)	1.02%	04/27/2017	5,000	4,999,819
Unsec. Global Notes	0.75%	05/26/2017	2,000	2,000,410
Unsec. Global Notes (a)	1.11%	07/21/2017	12,000	11,999,631
				21,399,730

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal National Mortgage Association (FNMA)–2.75%

Unsec. Global Notes	0.75%	04/20/2017	$2,000	$2,000,179
Unsec. Global Notes	1.13%	04/27/2017	2,000	2,000,744
Unsec. Global Notes (a)	0.86%	09/08/2017	10,000	9,994,986
Unsec. Notes (a)	0.94%	08/16/2017	6,000	5,999,552
				19,995,461

Overseas Private Investment Corp. (OPIC)–3.09%

Overseas Private Investment Corp., Sr. Unsec. Gtd. VRD COP Bonds (c)	0.87%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.87%	09/15/2020	5,000	5,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.87%	07/07/2040	7,500	7,500,000
				22,500,000
Total U.S. Government Sponsored Agency Securities (Cost $306,801,164)				306,801,164

U.S. Treasury Securities–17.80%(b)

U.S. Treasury Bills	0.66%	06/15/2017	20,000	19,973,821
U.S. Treasury Bills	0.79%	06/29/2017	5,000	4,990,636
U.S. Treasury Bills	0.65%	07/06/2017	5,000	4,991,380
U.S. Treasury Bills	0.66%	07/06/2017	5,000	4,991,876
U.S. Treasury Bills	0.65%	08/17/2017	10,000	9,975,822
U.S. Treasury Bills	0.82%	08/24/2017	20,000	19,936,325
U.S. Treasury Bills	0.93%	09/14/2017	25,000	24,895,792
U.S. Treasury Bills	0.91%	09/21/2017	25,000	24,894,313
U.S. Treasury Bills	0.92%	09/28/2017	15,000	14,932,879
Total U.S. Treasury Securities (Cost $129,582,844)				129,582,844
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.96% (Cost $436,384,008)				436,384,008
			Repurchase Amount

Repurchase Agreements–40.01%(d)

ABN AMRO Bank N.V., joint agreement dated 03/31/2017, aggregate maturing value of $350,023,917 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,029; 0.13%-6.50%, 04/15/2021-07/01/2046)	0.82%	04/03/2017	35,002,392	35,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,027; 1.26%-3.63%, 02/28/2018-11/15/2044)(e)	0.57%	05/17/2017	10,013,142	10,000,000
Bank of Nova Scotia (The), joint agreement dated 03/31/2017, aggregate maturing value of $200,013,500 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.50%-5.00%, 08/01/2026-02/01/2047)	0.81%	04/03/2017	35,002,363	35,000,000
ING Financial Markets, LLC, term agreement dated 01/13/2017, maturing value of $15,024,500 (collateralized by a domestic agency mortgage-backed security valued at $15,301,126; 4.00%; 08/01/2044)	0.60%	04/21/2017	15,024,500	15,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $5,006,947 (collateralized by a domestic agency mortgage-backed security valued at $5,102,976; 4.00%; 08/01/2044)	0.61%	04/12/2017	5,006,947	5,000,000
ING Financial Markets, LLC, term agreement dated 03/31/2017, maturing value of $5,000,000 (collateralized by a domestic agency mortgage-backed security valued at $5,102,976; 4.00%; 08/01/2044)	1.05%	09/27/2017	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 03/30/2017, maturing value of $30,004,667 (collateralized by a U.S. Treasury obligation valued at $30,466,257; 3.75%, 11/15/2043)(e)	0.80%	04/06/2017	30,004,667	30,000,000
Metropolitian Life Insurance Co., term agreement dated 03/29/2017, maturing value of $25,010,109 (collateralized by a U.S. Treasury obligation valued at $25,505,234; 4.50%, 02/15/2036)(e)	0.80%	04/05/2017	25,010,109	25,006,219
RBC Capital Markets LLC., joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 1.00%-8.50%, 05/01/2017-04/01/2047)(e)	0.59%	05/16/2017	15,022,125	15,000,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC., joint term agreement dated 03/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,016; 0%-7.68%, 12/25/2017-02/01/2047)(e)	0.91%	05/31/2017	$45,000,000	$45,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 03/31/2017, aggregate maturing value of $2,000,136,667 (collateralized by domestic agency mortgage-backed securities valued at $2,040,003,166; 3.00%-3.50%, 10/20/2042-03/20/2046)	0.82%	04/03/2017	45,003,075	45,000,000
Wells Fargo Securities, LLC, joint agreement dated 03/31/2017, aggregate maturing value of $550,037,125 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 2.00%-5.00%, 01/01/2019-01/01/2047)	0.81%	04/03/2017	22,135,869	22,134,375
Wells Fargo Securities, LLC, term agreement dated 03/03/2017, maturing value of $4,002,342 (collateralized by domestic agency mortgage-backed securities valued at $4,080,000; 1.27%-4.50%, 10/01/2035-09/15/2040)	0.68%	04/03/2017	4,002,342	4,000,000
Total Repurchase Agreements (Cost $291,140,594)				291,140,594
TOTAL INVESTMENTS(f)–99.97% (Cost $727,524,602)				727,524,602
OTHER ASSETS LESS LIABILITIES–0.03%				229,323
NET ASSETS– 100.00%				$727,753,925

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discount
Gtd.	—Guaranteed
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2017.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                                 Invesco V.I. Government Money Market Fund

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2017

invesco.com/us	VIGOV-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–46.99%

Collateralized Mortgage Obligations–22.41%

Fannie Mae REMICs,
4.00%, 07/25/2018 to 07/25/2040	$3,112,476	$3,265,801

5.00%, 08/25/2019	371,954	378,471

3.00%, 10/25/2025	699,941	708,925

2.50%, 03/25/2026	775,570	780,344

7.00%, 09/18/2027	326,906	365,026

6.50%, 03/25/2032	887,677	992,715

5.75%, 10/25/2035	446,931	489,899

1.28%, 05/25/2036(a)	3,157,879	3,146,466

4.25%, 02/25/2037	1,081,834	1,121,602

1.43%, 03/25/2037(a)	1,539,772	1,539,697

1.48%, 03/25/2037 to 05/25/2041(a)	5,386,685	5,399,059

1.38%, 06/25/2038(a)	4,444,337	4,446,468

6.58%, 06/25/2039(a)	3,781,094	4,416,200

1.53%, 02/25/2041(a)	3,322,593	3,343,217

1.50%, 11/25/2041(a)	1,567,876	1,575,208

1.10%, 08/25/2044(a)	3,660,754	3,651,102

1.18%, 11/25/2046(a)	5,353,710	5,353,948

1.26%, 02/25/2056(a)	6,863,383	6,877,075

1.20%, 12/25/2056(a)	6,904,636	6,912,873

Federal Home Loan Bank
5.77%, 03/23/2018	705,174	731,094

Freddie Mac REMICs,
4.00%, 12/15/2017	80,353	80,741

5.00%, 02/15/2018 to 04/15/2019	304,681	309,608

4.50%, 07/15/2018	82,969	84,345

3.00%, 10/15/2018 to 04/15/2026	1,458,482	1,478,528

1.41%, 12/15/2035 to 03/15/2040(a)	5,605,525	5,629,944

1.21%, 03/15/2036 to 09/15/2044(a)	13,664,872	13,673,034

1.13%, 11/15/2036(a)	5,235,906	5,235,598

1.28%, 03/15/2037(a)	1,528,880	1,527,012

1.31%, 05/15/2037 to 06/15/2037(a)	3,768,287	3,772,616

1.77%, 11/15/2039(a)	870,930	887,786

1.36%, 03/15/2040 to 02/15/2042(a)	14,096,071	14,088,225

Freddie Mac STRIPS,
1.13%, 10/15/2037(a)	4,018,749	4,015,443

Ginnie Mae REMICs,
6.00%, 01/16/2025	517,589	561,813

5.72%, 08/20/2034(a)	1,326,830	1,482,980

4.50%, 09/16/2034	76,334	76,522

4.00%, 02/20/2038	157,614	158,646

5.88%, 01/20/2039(a)	4,621,520	5,179,198

1.73%, 09/16/2039(a)	1,562,273	1,587,030

4.49%, 07/20/2041(a)	914,330	971,664

2.13%, 09/20/2041(a)	4,343,579	4,501,399

1.23%, 01/20/2042(a)	893,629	890,938

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICs, IO,
1.58%, 09/20/2064(a)	$9,873,986	$993,310

		122,681,570

Federal Home Loan Mortgage Corp. (FHLMC)–9.73%

Pass Through Ctfs.,
6.00%, 04/01/2017 to 07/01/2038	577,429	629,510

7.00%, 04/01/2017 to 03/01/2036	3,511,976	3,993,413

6.50%, 10/01/2017 to 12/01/2035	3,049,549	3,471,118

5.00%, 07/01/2018 to 01/01/2040	1,522,601	1,666,655

4.50%, 09/01/2020 to 08/01/2041	10,304,328	11,144,073

10.00%, 03/01/2021	7,470	7,560

9.00%, 06/01/2021 to 06/01/2022	64,744	67,816

8.00%, 12/01/2021 to 09/01/2036	1,490,038	1,631,780

7.50%, 09/01/2022 to 06/01/2035	1,127,445	1,262,412

8.50%, 11/17/2022 to 08/01/2031	513,225	573,521

5.50%, 12/01/2022	295,531	306,340

3.50%, 08/01/2026	892,798	936,091

3.00%, 05/01/2027 to 02/01/2032	7,099,648	7,297,139

7.05%, 05/20/2027	118,705	130,809

6.03%, 10/20/2030	797,257	901,985

Pass Through Ctfs., ARM,
3.25%, 09/01/2035(a)	5,132,740	5,459,365

3.14%, 07/01/2036(a)	4,149,765	4,392,505

2.85%, 10/01/2036(a)	2,279,999	2,389,018

3.33%, 10/01/2036(a)	168,200	178,995

3.46%, 11/01/2037(a)	2,425,299	2,531,574

3.68%, 01/01/2038(a)	119,425	127,790

3.18%, 07/01/2038(a)	1,060,731	1,130,837

2.74%, 06/01/2043(a)	2,917,291	3,067,849

		53,298,155

Federal National Mortgage Association (FNMA)–11.34%

Pass Through Ctfs.,
7.50%, 04/01/2017 to 08/01/2037	5,055,108	5,815,536

6.50%, 05/01/2017 to 11/01/2037	2,966,343	3,267,025

7.00%, 06/01/2017 to 06/01/2036	4,588,141	5,006,828

6.00%, 09/01/2017 to 10/01/2038	2,164,051	2,441,456

5.00%, 11/01/2017 to 12/01/2033	356,161	372,506

8.50%, 11/01/2017 to 08/01/2037	1,203,168	1,369,239

8.00%, 12/01/2017 to 10/01/2037	3,690,830	4,349,555

4.50%, 04/01/2019 to 08/01/2041	7,484,291	8,016,648

5.50%, 03/01/2021 to 05/01/2035	1,850,875	2,112,722

6.75%, 07/01/2024	365,047	405,931

6.95%, 10/01/2025	18,989	19,468

3.50%, 03/01/2027 to 08/01/2027	10,492,577	10,950,546

3.00%, 05/01/2027 to 12/01/2031	8,148,701	8,377,317

Pass Through Ctfs., ARM,
2.95%, 10/01/2034(a)	2,501,009	2,651,174

2.83%, 05/01/2035(a)	402,713	426,276

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

3.35%, 03/01/2038(a)	$119,454	$126,262

2.74%, 02/01/2042(a)	1,505,334	1,564,990

2.18%, 08/01/2043(a)	2,504,466	2,546,256

2.25%, 05/01/2044(a)	2,234,542	2,273,150

		62,092,885

Government National Mortgage Association (GNMA)–3.51%

Pass Through Ctfs.,
7.00%, 04/15/2017 to 12/15/2036	883,418	960,187

7.50%, 04/15/2017 to 10/15/2035	2,419,073	2,762,076

6.50%, 09/15/2017 to 01/15/2035	3,884,484	4,344,128

8.50%, 12/15/2017 to 01/15/2037	144,576	152,080

10.00%, 06/15/2019	2,237	2,246

6.00%, 09/15/2020 to 08/15/2033	630,104	702,986

8.00%, 01/15/2023 to 01/15/2037	1,305,408	1,522,345

5.00%, 02/15/2025	183,003	200,063

6.95%, 08/20/2025 to 08/20/2027	293,866	300,547

6.38%, 10/20/2027 to 04/20/2028	278,434	305,579

6.10%, 12/20/2033	4,273,704	4,942,076

3.50%, 10/20/2042	2,966,044	3,025,182

		19,219,495

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $253,103,916)		257,292,105

U.S. Treasury Securities–31.54%

U.S. Treasury Bills–0.32%

0.51%, 05/11/2017(b)(c)	55,000	54,958

0.52%, 05/11/2017(b)(c)	15,000	14,989

0.53%, 05/11/2017(b)(c)	5,000	4,996

0.59%, 05/11/2017(b)(c)	1,700,000	1,698,717

		1,773,660

U.S. Treasury Notes–23.36%

0.75%, 08/31/2018	4,250,000	4,225,762

1.00%, 11/30/2018	5,000,000	4,983,105

1.25%, 12/31/2018	6,000,000	6,003,048

1.50%, 12/31/2018	2,500,000	2,511,915

1.00%, 03/15/2019	7,500,000	7,462,207

1.63%, 06/30/2019	4,000,000	4,026,092

0.75%, 07/15/2019	11,000,000	10,855,405

1.63%, 07/31/2019	2,700,000	2,717,191

1.75%, 09/30/2019	2,500,000	2,522,168

3.38%, 11/15/2019	625,000	656,702

1.38%, 08/31/2020	11,000,000	10,899,020

2.00%, 09/30/2020	6,000,000	6,070,548

1.75%, 12/31/2020	8,000,000	8,006,408

1.38%, 01/31/2021	3,000,000	2,958,105

3.13%, 05/15/2021	2,100,000	2,209,471

1.38%, 05/31/2021	4,000,000	3,928,984

2.13%, 08/15/2021	2,700,000	2,732,062

2.00%, 10/31/2021	2,500,000	2,511,523

2.00%, 11/15/2021	3,300,000	3,315,276

2.00%, 12/31/2021	3,000,000	3,011,601

2.13%, 06/30/2022	3,000,000	3,020,625

2.00%, 07/31/2022	2,000,000	1,999,376

	Principal Amount		Value

U.S. Treasury Notes–(continued)

1.63%, 11/15/2022	$2,000,000		$1,953,946

2.13%, 12/31/2022	7,000,000		7,016,681

1.63%, 04/30/2023	4,000,000		3,886,484

1.63%, 05/31/2023	1,400,000		1,358,847

1.63%, 10/31/2023	625,000		603,979

2.13%, 11/30/2023	7,000,000		6,975,528

1.50%, 08/15/2026	10,250,000		9,482,859

			127,904,918

U.S. Treasury Bonds–5.36%

8.75%, 05/15/2020	1,200,000		1,462,219

7.88%, 02/15/2021	1,100,000		1,351,325
5.38%, 02/15/2031	3,800,000		5,074,706

3.38%, 05/15/2044	6,000,000		6,402,540

3.00%, 05/15/2045	3,000,000		2,982,306

2.88%, 08/15/2045	750,000		727,266

3.00%, 11/15/2045	3,000,000		2,981,250

2.50%, 05/15/2046	6,000,000		5,371,644

2.25%, 08/15/2046	3,550,000		3,003,496

			29,356,752

U.S. Treasury Inflation - Indexed Notes–2.50%

0.13%, 04/15/2021	13,527,624	(d)	13,675,454

Total U.S. Treasury Securities (Cost $173,440,377)			172,710,784

Non-U.S. Government Sponsored Agency Securities–15.62%

Collateralized Mortgage Obligations–13.58%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, Variable Rate Pass Through Ctfs., 0.92%, 09/15/2048 (a)	16,764,678		963,496

Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.81%, 05/15/2032(a)(e)	2,460,000		2,460,836

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.29%, 01/25/2035 (a)	870,203		863,380

Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(e)	2,855,048		2,800,969

Series 2016-2, Class M3, Pass Through Ctfs., 3.75%, 12/25/2045(e)	3,258,576		3,188,919

Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.90%, 06/08/2030(a)(e)	5,900,000		5,906,874

Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.68%, 05/10/2048(a)(e)	4,740,000		4,710,596

Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.38%, 08/10/2048(a)	6,200,000		6,521,970

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.99%, 03/15/2028(a)(e)	$ 7,100,000	$ 7,097,249
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041(e)	8,566,534	8,887,779
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039(a)(e)	14,065,710	14,522,846
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	3,761,899	3,756,004
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.57%, 08/15/2026(a)(e)	3,000,000	3,015,850
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053 (e)	3,790,003	3,825,018
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.14%, 05/15/2048 (a)	5,900,000	5,822,922
		74,344,708

Bonds & Notes–2.04%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	3,800,000	4,472,149
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	1,540,000	1,688,062
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,993,510
		11,153,721
Total Non-U.S. Government Sponsored Agency Securities (Cost $84,600,229)		85,498,429

Investment Abbreviations:
ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Security
Unsec.	—Unsecured

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–5.16%

Federal Agricultural Mortgage Corp.(FAMC)–2.56%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(e)	$14,000,000	$14,027,692

Federal Farm Credit Bank (FFCB)–0.49%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	2,100,000	2,673,628

Federal Home Loan Bank (FHLB)–1.20%

Unsec. Bonds, 3.38%, 06/12/2020	6,220,000	6,563,307

Financing Corp. (FICO)–0.55%

Sec. Bonds, 9.80%, 04/06/2018	700,000	760,420

Series E, Sec. Bonds, 9.65%, 11/02/2018	1,985,000	2,241,619
		3,002,039

Tennessee Valley Authority (TVA)–0.36%

Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,971,472
Total U.S. Government Sponsored Agency Securities (Cost $27,374,817)		28,238,138
	Shares

Money Market Funds–0.23%
Government & Agency Portfolio – Institutional Class, 0.61% (Cost $1,277,721)(f)	1,277,721	1,277,721

Options Purchased–0.02%
(Cost $295,000)(g)		89,830

TOTAL INVESTMENTS–99.56% (Cost $540,092,060)		545,107,007

OTHER ASSETS LESS LIABILITIES–0.44%		2,430,630

NET ASSETS–100.00%		$547,537,637

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2017.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(d)	Principal amount of security and interest payments are adjusted for inflation. See Note D.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $74,200,632, which represented 13.55% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

(g)	The table below details options purchases. See Notes 1G and 1H.

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Call	Deutsche Bank Securities Inc.	1.67%	Receive	3 Month USD LIBOR	05/16/2017	$5,000,000	$23
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.67	Pay	3 Month USD LIBOR	05/16/2017	5,000,000	89,807
Total Options Purchased — Interest Rate Risk (Cost $295,000)								$89,830

Abbreviations:

LIBOR —	London Interbank Offered Rate
USD —	U.S. Dollar

See accompanying notes which are an integral part of this schedule. Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.    The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Invesco V.I. Government Securities Fund

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Government Securities Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2		Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$257,292,105	$	—	$257,292,105
U.S. Treasury Securities	—	172,710,784		—	172,710,784
Non-U.S. Government Sponsored Agency Securities	—	85,498,429		—	85,498,429
U.S. Government Sponsored Agency Securities	—	28,238,138		—	28,238,138
Money Market Funds	1,277,721	—		—	1,277,721
Options Purchased	—	89,830		—	89,830
	1,277,721	543,829,286		—	545,107,007
Futures Contracts*	323,309	—		—	323,309
Total Investments	$1,601,030	$543,829,286	$	—	$545,430,316

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	94	June-2017	$20,346,594	$1,690
U.S. Treasury 5 Year Notes	Long	329	June-2017	38,732,039	46,444
U.S. Treasury 10 Year Notes	Long	180	June-2017	22,421,250	128,634
U.S. Treasury 10 Year Ultra Bonds	Short	76	June-2017	(10,175,688)	(5,167)
U.S. Treasury Long Bond	Short	92	June-2017	(13,877,625)	84,377
U.S. Treasury Ultra Bonds	Long	268	June-2017	43,047,500	67,331
Total Futures Contracts—Interest Rate Risk					$323,309

Invesco V.I. Government Securities Fund

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2017:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$ 328,476
Options purchased, at value—OTC(b)	89,830
Total Derivative Assets	418,306
Derivatives not subject to master netting agreements	(328,476)
Total Derivative Assets subject to master netting agreements	$ 89,830
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$ (5,167)
Derivatives not subject to master netting agreements	5,167
Total Derivative Liabilities subject to master netting agreements	$ —

(a)    Includes cumulative appreciation (depreciation) on futures contracts.

(b)    Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended March 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(192,140)
Options purchased(a)	—
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	345,811
Options purchased(a)	(106,313)
Total	$ 47,358

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of futures contracts and options purchased outstanding during the period.

	Futures Contracts	Options Purchased
Average notional value	$160,245,792	$10,000,000

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $32,458,352 and $32,343,734, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $34,599,591 and $14,649,768, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,697,559
Aggregate unrealized (depreciation) of investment securities	(3,683,651)
Net unrealized appreciation of investment securities	$5,013,908
Cost of investments for tax purposes is $540,093,099.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-VIGRI-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.35%

Aerospace & Defense–1.64%

General Dynamics Corp.	173,994	$ 32,571,677

Apparel, Accessories & Luxury Goods–0.71%

Michael Kors Holdings Ltd. (b)	370,100	14,104,511

Asset Management & Custody Banks–2.53%

Northern Trust Corp.	236,208	20,450,889
State Street Corp.	374,736	29,832,733
		50,283,622

Automobile Manufacturers–1.44%

General Motors Co.	808,024	28,571,729

Biotechnology–0.85%

Amgen Inc.	103,177	16,928,250

Broadcasting–0.34%

CBS Corp. -Class B	95,867	6,649,335

Building Products–1.44%

Johnson Controls International PLC	678,650	28,584,738

Cable & Satellite–2.52%

Charter Communications, Inc. -Class A (b)	60,809	19,904,002
Comcast Corp. -Class A	804,833	30,253,672
		50,157,674

Communications Equipment–3.16%

Cisco Systems, Inc.	1,018,276	34,417,729
Juniper Networks, Inc.	1,021,613	28,431,490
		62,849,219

Construction Machinery & Heavy Trucks–1.29%

Caterpillar Inc.	277,112	25,704,909

Data Processing & Outsourced Services–0.89%

PayPal Holdings, Inc. (b)	409,792	17,629,252

Diversified Banks–14.10%

Bank of America Corp.	3,459,195	81,602,410
Citigroup Inc.	1,621,492	96,997,651
Comerica Inc.	333,867	22,896,599
JPMorgan Chase & Co.	895,932	78,698,667
		280,195,327

Diversified Metals & Mining–0.73%

BHP Billiton Ltd. (Australia)	790,253	14,426,563

Drug Retail–1.96%

Walgreens Boots Alliance, Inc.	469,050	38,954,602

	Shares	Value

Electric Utilities–1.34%

FirstEnergy Corp.	279,268	$ 8,886,308
PG&E Corp.	266,242	17,667,819
		26,554,127

Fertilizers & Agricultural Chemicals–2.09%

Agrium Inc. (Canada)	143,684	13,729,006
Mosaic Co. (The)	952,392	27,790,799
		41,519,805

Health Care Distributors–1.01%

Cardinal Health, Inc.	245,375	20,010,331

Health Care Equipment–2.33%

Baxter International Inc.	411,646	21,347,962
Medtronic PLC	309,554	24,937,670
		46,285,632

Health Care Services–0.27%

Express Scripts Holding Co. (b)	81,778	5,389,988

Home Improvement Retail–0.72%

Kingfisher PLC (United Kingdom)	3,524,973	14,398,558

Hotels, Resorts & Cruise Lines–1.89%

Carnival Corp.	635,986	37,465,935

Industrial Conglomerates–1.38%

General Electric Co.	921,842	27,470,892

Industrial Machinery–1.10%

Ingersoll-Rand PLC	269,913	21,949,325

Insurance Brokers–2.98%

Aon PLC	224,940	26,698,129
Marsh & McLennan Cos., Inc.	217,377	16,061,987
Willis Towers Watson PLC	125,750	16,459,417
		59,219,533

Integrated Oil & Gas–5.77%

Exxon Mobil Corp.	199,323	16,346,479
Occidental Petroleum Corp.	572,880	36,297,677
Royal Dutch Shell PLC -Class A (United Kingdom)	1,504,235	39,555,015
TOTAL S.A. (France)	443,001	22,378,893
		114,578,064

Integrated Telecommunication Services–0.94%

Orange S.A. (France)	275,711	4,290,215
Verizon Communications Inc.	293,426	14,304,517
		18,594,732

Internet Software & Services–1.31%

eBay Inc. (b)	776,947	26,082,111

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–5.33%

Charles Schwab Corp. (The)	562,459	$ 22,953,952
Goldman Sachs Group, Inc. (The)	108,533	24,932,200
Morgan Stanley	1,356,013	58,091,597
		105,977,749

IT Consulting & Other Services–1.22%

Cognizant Technology Solutions Corp. -Class A (b)	407,161	24,234,223

Managed Health Care–0.82%

Anthem, Inc.	97,886	16,188,387

Movies & Entertainment–0.83%

Time Warner Inc.	168,115	16,426,517

Oil & Gas Equipment & Services–2.99%

Baker Hughes Inc.	649,205	38,835,443
TechnipFMC PLC (United Kingdom)(b)	635,449	20,652,093
		59,487,536

Oil & Gas Exploration & Production–5.95%

Apache Corp.	837,042	43,015,588
Canadian Natural Resources Ltd. (Canada)	1,111,749	36,399,257
Devon Energy Corp.	931,305	38,854,045
		118,268,890

Other Diversified Financial Services–0.67%

Voya Financial, Inc.	352,273	13,372,283

Packaged Foods & Meats–1.03%

Mondelez International, Inc. -Class A	475,482	20,483,765

Pharmaceuticals–6.03%

Merck & Co., Inc.	654,853	41,609,359
Novartis AG (Switzerland)	305,556	22,685,195
Pfizer Inc.	1,040,786	35,605,289
Sanofi (France)	220,492	19,948,419
		119,848,262

Railroads–1.05%

CSX Corp.	450,028	20,948,803

	Shares	Value

Regional Banks–7.08%

BB&T Corp.	186,316	$ 8,328,325
Citizens Financial Group, Inc.	1,323,789	45,736,910
Fifth Third Bancorp	1,278,987	32,486,270
First Horizon National Corp.	865,877	16,018,724
PNC Financial Services Group, Inc. (The)	317,637	38,192,673
		140,762,902

Semiconductor Equipment–0.25%

Applied Materials, Inc.	126,755	4,930,769

Semiconductors–2.45%

Intel Corp.	599,329	21,617,797
QUALCOMM, Inc.	470,828	26,997,277
		48,615,074

Systems Software–3.16%

Microsoft Corp.	308,692	20,330,455
Oracle Corp.	953,785	42,548,349
		62,878,804

Tobacco–1.10%

Philip Morris International Inc.	194,219	21,927,325

Wireless Telecommunication Services–0.66%

Vodafone Group PLC –ADR (United Kingdom)	494,276	13,063,715
Total Common Stocks & Other Equity Interests (Cost $1,595,608,997)		1,934,545,445

Money Market Funds–2.05%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	24,484,083	24,484,083
Treasury Portfolio – Institutional Class, 0.59% (c)	16,322,722	16,322,722
Total Money Market Funds (Cost $40,806,805)		40,806,805
TOTAL INVESTMENTS–99.40% (Cost $1,636,415,802)		1,975,352,250
OTHER ASSETS LESS LIABILITIES–0.60%		11,901,342
NET ASSETS–100.00%		$ 1,987,253,592

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,833,946,340	$100,599,105	$—	$1,934,545,445
Money Market Funds	40,806,805	—	—	40,806,805
	1,874,753,145	100,599,105	—	1,975,352,250
Forward Foreign Currency Contracts*	—	616,050	—	616,050
Total Investments	$1,874,753,145	$101,215,155	$—	$1,975,968,300

* Unrealized appreciation.

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive

04/28/2017	Bank of New York Mellon (The)	AUD	7,387,702	USD	5,714,166	$5,640,867	$73,299
04/28/2017	Bank of New York Mellon (The)	CAD	18,156,589	USD	13,679,135	13,658,623	20,512
04/28/2017	Bank of New York Mellon (The)	CHF	8,770,282	USD	8,850,110	8,771,661	78,449
04/28/2017	Bank of New York Mellon (The)	EUR	16,208,678	USD	17,559,995	17,312,301	247,694
04/28/2017	Bank of New York Mellon (The)	GBP	20,430,867	USD	25,497,313	25,608,522	(111,209)
04/28/2017	State Street Bank and Trust Co.	AUD	7,389,461	USD	5,715,748	5,642,210	73,538
04/28/2017	State Street Bank and Trust Co.	CAD	18,156,474	USD	13,674,721	13,658,536	16,185
04/28/2017	State Street Bank and Trust Co.	CHF	8,771,876	USD	8,847,121	8,773,255	73,866
04/28/2017	State Street Bank and Trust Co.	EUR	16,210,482	USD	17,561,707	17,314,228	247,479
04/28/2017	State Street Bank and Trust Co.	GBP	21,007,446	USD	26,231,931	26,331,220	(99,289)
04/28/2017	State Street Bank and Trust Co.	USD	129,026	AUD	168,384	128,569	(457)
04/28/2017	State Street Bank and Trust Co.	USD	316,293	CAD	422,148	317,568	1,275
04/28/2017	State Street Bank and Trust Co.	USD	204,532	CHF	202,919	202,951	(1,581)
04/28/2017	State Street Bank and Trust Co.	USD	411,768	EUR	380,590	406,504	(5,264)
04/28/2017	State Street Bank and Trust Co.	USD	479,025	GBP	383,412	480,578	1,553
Total Forward Foreign Currency Contracts—Currency Risk							$616,050

Currency Abbreviations:

AUD	— Australian Dollar	EUR	— Euro

CAD	— Canadian Dollar	GBP	— British Pound Sterling

CHF	— Swiss Franc	USD	— U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $105,968,024 and $184,535,645, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 398,818,406
Aggregate unrealized (depreciation) of investment securities	(60,642,962)
Net unrealized appreciation of investment securities	$ 338,175,444
Cost of investments for tax purposes is $1,637,176,806.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIHYI-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–91.30%

Advertising–0.75%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$1,290,000	$1,383,525

Aerospace & Defense–2.14%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	380,000	375,725
7.50%, 03/15/2025(b)	300,000	307,500
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	640,000	662,400
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	442,000	453,602
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	157,000	159,355
6.50%, 05/15/2025	1,960,000	1,969,800
		3,928,382

Agricultural & Farm Machinery–0.49%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	861,000	892,211

Air Freight & Logistics–0.08%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	140,000	147,350

Alternative Carriers–0.72%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	753,000	760,530
5.38%, 05/01/2025	540,000	554,850
		1,315,380

Aluminum–0.68%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	732,000	788,161
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	436,000	455,620
		1,243,781

Apparel Retail–1.44%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	413,000	443,629
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	647,000	624,355

	Principal Amount	Value

Apparel Retail–(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$1,023,000	$1,077,986
6.75%, 07/01/2036	101,000	96,329
6.88%, 11/01/2035	404,000	391,375
		2,633,674

Asset Management & Custody Banks–0.74%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,230,000	1,356,075

Auto Parts & Equipment–0.50%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	270,000	273,375
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	133,000	137,988
5.50%, 12/15/2024	498,000	506,715
		918,078

Broadcasting–3.22%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	694,000	724,362
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	697,000	703,970
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	1,274,000	1,089,270
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	833,000	891,310
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	540,000	550,800
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	678,000	696,645
5.38%, 07/15/2026(b)	620,000	637,050
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	581,000	607,145
		5,900,552

Building Products–1.48%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	408,000	435,412
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	519,000	528,731
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	435,000	506,775

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Building Products–(continued)

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	$721,000	$742,630
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	515,000	505,344
		2,718,892

Cable & Satellite–8.64%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	500,000	502,500
CCO Holdings LLC/COO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 01/15/2024	40,000	41,900
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	2,445,000	2,579,475
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	217,750
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,755,000	2,040,187
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	2,609,000	2,749,234
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	271,000	271,339
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	642,000	714,225
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	242,000	232,017
7.25%, 10/15/2020	575,000	526,844
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	1,645,000	1,708,744
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	564,000	584,445
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	1,250,000	1,275,000
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	209,000	217,360
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	450,000	465,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	200,000	203,000
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	299,000	304,980
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	590,000	619,500
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	600,000	600,750
		15,855,000

	Principal Amount	Value

Casinos & Gaming–2.36%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	$335,000	$359,706
6.88%, 05/15/2023	940,000	1,017,550
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	248,000	240,250
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	286,000	278,135
6.00%, 03/15/2023	475,000	511,812
7.75%, 03/15/2022	519,000	600,094
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	914,000	928,852
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	385,000	393,663
		4,330,062

Commercial Printing–0.41%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	723,000	757,343

Commodity Chemicals–0.66%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	460,000	473,800
Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	737,000	744,370
		1,218,170

Construction & Engineering–0.18%

AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(b)	338,000	338,845

Construction Machinery & Heavy Trucks–1.23%

Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	887,000	898,087
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	192,000	197,520
6.75%, 06/15/2021	497,000	516,880
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	179,000	185,265
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	456,000	462,840
		2,260,592

Consumer Finance–1.54%

Ally Financial Inc.,
Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,799,000	1,803,497
5.13%, 09/30/2024	991,000	1,023,208
		2,826,705

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value
Copper–0.72%
First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	$880,000	$915,200
7.25%, 04/01/2023(b)	400,000	406,500
		1,321,700
Data Processing & Outsourced Services–0.94%
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	343,000	350,718
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,280,000	1,374,400
		1,725,118
Diversified Banks–1.81%
Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (c)	197,000	202,910
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	440,000	468,600
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	664,000	719,610
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	365,000	430,973
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	445,000	461,688
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,019,000	1,032,233
		3,316,014
Diversified Chemicals–0.83%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	1,204,000	1,285,270
7.00%, 05/15/2025	220,000	238,150
		1,523,420
Diversified Metals & Mining–2.22%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	828,000	859,050
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,020,000	895,050
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	848,000	924,320
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	513,000	531,596
Sr. Unsec. Notes, 6.13%, 10/01/2035	828,000	860,085
		4,070,101

	Principal Amount	Value
Electric Utilities–0.16%
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	$286,000	$294,580
Electrical Components & Equipment–0.79%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	798,000	811,965
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	270,000	271,350
5.00%, 10/01/2025(b)	370,000	374,625
		1,457,940
Environmental & Facilities Services–0.25%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	408,000	413,100
GFL Environmental Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.88%, 04/01/2020(b)	50,000	52,063
		465,163
Food Distributors–0.37%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	653,000	682,385
Food Retail–0.66%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	715,000	743,600
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	463,000	468,788
		1,212,388
Forest Products–0.00%
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0)(b)(d)(e)	40,000	4
Gas Utilities–1.67%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	390,000	393,900
5.88%, 08/20/2026	492,000	494,460
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	584,000	557,720
6.75%, 01/15/2022	300,000	285,000
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	1,344,000	1,330,560
		3,061,640
General Merchandise Stores–0.31%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	537,000	574,590

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Health Care Equipment–0.18%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	$340,000	$338,725

Health Care Facilities–4.95%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	500,000	529,375
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	425,000	421,812
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	377,000	385,483
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	327,202	283,030
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	94,000	101,755
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	748,000	796,620
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	334,000	383,683
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	640,000	667,200
5.88%, 02/15/2026	1,560,000	1,649,700
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	395,000	395,988
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	555,000	564,712
5.88%, 12/01/2023	110,000	113,575
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	460,000	449,650
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	103,000	111,755
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,114,000	1,100,075
8.00%, 08/01/2020	308,000	314,160
8.13%, 04/01/2022	615,000	644,212
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	177,000	182,531
		9,095,316

Health Care Services–1.81%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	418,000	421,135
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	1,015,000	1,020,075
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	765,000	782,212
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	1,019,000	1,101,794
		3,325,216

	Principal Amount	Value

Home Improvement Retail–0.46%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	$880,000	$842,600

Homebuilding–1.83%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	749,000	752,745
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(b)	484,000	488,840
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	183,000	183,000
5.38%, 10/01/2022	554,000	578,930
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	105,000	115,763
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	405,000	422,212
7.15%, 04/15/2020	270,000	295,987
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	498,000	525,390
		3,362,867

Household Products–1.35%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	357,000	367,710
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	450,000	464,062
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	561,000	600,270
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	525,000	557,156
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	469,000	482,484
		2,471,682

Independent Power Producers & Energy Traders–2.27%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	2,138,000	2,180,760
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	157,000	159,159
5.50%, 02/01/2024	515,000	513,712
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	295,000	296,106
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	926,000	928,315
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	76,816	77,776
		4,155,828

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Integrated Oil & Gas–0.21%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	$469,000	$383,408

Integrated Telecommunication Services–2.07%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	496,000	525,140
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	429,000	453,131
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	276,000	291,525
10.50%, 09/15/2022	880,000	891,000
11.00%, 09/15/2025	175,000	169,969
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	441,000	463,601
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	985,000	999,775
		3,794,141

Internet Software & Services–1.03%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	166,000	170,150
5.38%, 03/15/2027(b)	166,000	168,490
Equinix, Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	122,000	129,015
5.88%, 01/15/2026	1,331,000	1,420,843
		1,888,498

Leisure Facilities–0.30%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	50,000	51,625
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	500,000	495,000
		546,625

Managed Health Care–0.61%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	315,000	318,544
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	770,000	795,025
		1,113,569

Marine–0.31%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(b)	654,000	573,885

	Principal Amount	Value

Metal & Glass Containers–0.70%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	$227,000	$229,837
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	202,250
7.25%, 05/15/2024(b)	310,000	332,475
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	90,000	95,288
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	405,000	423,225
		1,283,075

Movies & Entertainment–0.75%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	860,000	883,650
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	466,000	485,223
		1,368,873

Oil & Gas Drilling–0.60%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	548,000	467,170
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	264,000	250,800
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	94,000	99,875
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	308,000	278,740
		1,096,585

Oil & Gas Equipment & Services–0.59%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	521,000	528,815
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	374,000	354,365
8.25%, 06/15/2023	178,000	194,020
		1,077,200

Oil & Gas Exploration & Production–6.13%

Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	682,000	712,690
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	1,020,000	953,700
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	323,000	251,940
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	296,000	312,280

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	$497,000	$483,333
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	1,288,000	1,362,060
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	619,000	631,380
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	699,000	744,435
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	225,000	222,188
Sr. Unsec. Notes, 6.88%, 03/01/2021	610,000	649,650
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	928,000	893,200
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	415,000	444,050
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	729,000	738,112
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	781,000	736,092
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	903,000	903,000
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	673,000	646,080
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	580,000	559,700
		11,243,890

Oil & Gas Refining & Marketing–0.08%

MPLX LP, Sr. Unsec. Global Notes, 4.88%, 06/01/2025	145,000	152,159

Oil & Gas Storage & Transportation–4.66%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	207,000	210,623
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	1,347,000	1,384,042
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,302,000	1,389,885
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	877,000	925,235
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	662,000	647,105
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	535,000	529,650

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	$798,000	$817,950
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	723,000	744,690
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	282,000	295,395
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	916,000	989,280
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	144,000	150,840
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	460,000	466,010
		8,550,705

Other Diversified Financial Services–0.29%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	492,000	523,618

Packaged Foods & Meats–1.56%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	241,000	244,615
JBS Investments GmbH (Brazil), Gtd. Notes, 7.25%, 04/03/2024(b)	525,000	550,594
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	570,000	592,800
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	180,000	182,475
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	420,000	429,450
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	814,000	856,735
		2,856,669

Paper Packaging–0.33%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.13%, 08/15/2024	30,000	29,888
4.88%, 11/15/2022	550,000	575,437
		605,325

Paper Products–0.52%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	394,000	384,150
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 7.75%, 12/01/2022	31,000	33,325
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	204,000	206,550
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	326,000	334,965
		958,990

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Pharmaceuticals–1.02%

Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	$240,000	$211,200
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	388,000	300,215
5.63%, 12/01/2021(b)	16,000	12,920
5.88%, 05/15/2023(b)	200,000	156,000
6.13%, 04/15/2025(b)	410,000	317,750
7.50%, 07/15/2021(b)	1,000,000	877,500
		1,875,585

Restaurants–0.69%

Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	195,000	202,069
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	576,000	569,228
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	465,000	496,387
		1,267,684

Security & Alarm Services–0.06%

ADT Corp. (The), Sr. Sec. First Lien Global Notes, 6.25%, 10/15/2021	100,000	108,875

Semiconductors–0.55%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	966,000	1,007,055

Specialized Consumer Services–0.79%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	272,000	279,480
Sr. Unsec. Notes, 7.45%, 08/15/2027	1,086,000	1,175,595
		1,455,075

Specialized Finance–3.34%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	434,000	454,073
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	596,000	629,525
5.50%, 02/15/2022	720,000	772,200
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	2,460,000	2,576,850
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	821,000	863,076
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	640,000	679,200
5.75%, 08/15/2025(b)	140,000	149,450
		6,124,374

	Principal Amount	Value

Specialized REIT’s–0.85%

GLP Capital L.P./GLP Financing II, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	$495,000	$511,088
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	559,000	559,000
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	542,000	493,220
		1,563,308

Specialty Chemicals–2.09%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	610,000	632,112
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	472,000	488,520
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	516,000	586,950
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	596,000	686,890
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	588,000	595,350
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	415,000	443,013
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	388,000	409,340
		3,842,175

Steel–1.22%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.75%, 10/15/2039	482,000	548,878
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	850,000	851,062
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	462,000	480,480
Sr. Unsec. Notes, 6.88%, 04/01/2021	345,000	354,056
		2,234,476

Systems Software–0.13%

Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	224,000	229,969

Technology Distributors–0.10%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	188,000	191,995

Technology Hardware, Storage & Peripherals–1.89%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	1,002,000	1,057,110

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–(continued)

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	$1,202,000	$1,332,717
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	333,000	367,133
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	594,000	702,405
		3,459,365

Tobacco–0.20%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	352,000	362,560

Trading Companies & Distributors–1.19%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	705,000	655,650
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	295,000	315,650
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	41,000	42,538
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	349,000	353,363
6.13%, 06/15/2023	775,000	811,812
		2,179,013

Trucking–0.51%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	918,000	944,393

Wireless Telecommunication Services–5.09%

Altice Luxembourg S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	800,000	851,000
Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	1,100,000	1,170,125
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	808,000	797,900
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	1,366,000	1,478,695
7.63%, 02/15/2025	535,000	585,825
7.88%, 09/15/2023	1,449,000	1,608,390
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	968,000	1,062,380
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	647,000	695,525

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	$	200,000	$207,250
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		595,000	619,544
Sr. Sec. Gtd. First Lien Notes, 6.50%, 04/30/2020(b)		250,000	259,687
			9,336,321
Total U.S. Dollar Denominated Bonds & Notes (Cost $170,353,363)			167,521,332

Non-U.S. Dollar Denominated Bonds & Notes–0.59%(f)

Casinos & Gaming–0.18%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	200,000	224,751
Snai S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(b)	EUR	100,000	113,187
			337,938

Data Processing & Outsourced Services–0.09%

Alliance Data Systems Corp., Sr. Unsec. Gtd. Notes, 4.50%, 03/15/2022(b)	EUR	150,000	164,599

Environmental & Facilities Services–0.06%

Paprec Holding S.A. (France), Sr. Sec. Bond, 5.25%, 04/01/2022(b)	EUR	100,000	111,773

Health Care Services–0.26%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	400,000	471,469
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,063,012)			1,085,779

U.S. Treasury Bills–0.22%(g)(h)

0.57%, 05/11/2017	$	325,000	324,755
0.73%, 05/11/2017		80,000	79,939
Total U.S. Treasury Bills (Cost $404,732)			404,694

		Shares

Exchange-Traded Funds–1.65%

PowerShares Senior Loan Portfolio (Cost $3,021,968) (i)		130,000	3,023,800

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. High Yield Fund

	Principal Amount	Value

Variable Rate Senior Loan Interests–0.17%(j)

Specialty Chemicals–0.17%

Kraton Polymers LLC/Kraton Polymers Capital Corp., Term Loan, —%, 01/06/2022 (Cost $304,004)(k)	$305,000	$308,367

	Shares

Common Stocks & Other Equity Interests–0.00%

Automobile Manufacturers–0.00%

Motors Liquidation Co. GUC Trust	1	9

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (l)	318,570	32
Adelphia Recovery Trust -Series Arahova (l)	109,170	11
		43

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (Acquired 02/13/2007; Cost $0)(b)(m)	269,616	1,011
Total Common Stocks & Other Equity Interests (Cost $143,574)		1,063

Money Market Funds–5.54%

Government & Agency Portfolio - Institutional Class, 0.61% (n)	6,097,264	6,097,264
Treasury Portfolio - Institutional Class, 0.59% (n)	4,064,843	4,064,843
Total Money Market Funds (Cost $10,162,107)		10,162,107
TOTAL INVESTMENTS–99.47% (Cost $185,452,760)		182,507,142
OTHER ASSETS LESS LIABILITIES–0.53%		980,962
NET ASSETS–100.00%		$183,488,104

Investment Abbreviations:

EUR	—Euro
Gtd.	—Guaranteed
Jr.	—Junior
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $73,965,749, which represented 40.31% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2017 represented less than 1% of the Fund’s Net Assets.
(e)	Acquired as part of the Sino-Forest Corp. reorganization.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.
(i)	PowerShares Senior Loan Portfolio and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of March 31, 2017 represented 1.65% of the Fund’s Net Assets. See Note 4.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	This floating rate interest will settle after March 31, 2017, at which time the interest rate will be determined.
(l)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                Invesco V.I. High Yield Fund

A.	Security Valuations – (Continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

                                Invesco V.I. High Yield Fund

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

                                Invesco V.I. High Yield Fund

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

                                Invesco V.I. High Yield Fund

I.	Swap Agreements – (Continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

J.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

                                Invesco V.I. High Yield Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$167,521,328	$4	$167,521,332
Non-U.S. Dollar Denominated Bonds & Notes	—	1,085,779	—	1,085,779
U.S. Treasury Bills	—	404,694	—	404,694
Exchange-Traded Funds	3,023,800	—	—	3,023,800
Variable Rate Senior Loan Interests	—	308,367	—	308,367
Common Stocks & Other Equity Interests	9	43	1,011	1,063
Money Market Funds	10,162,107	—	—	10,162,107
	13,185,916	169,320,211	1,015	182,507,142
Forward Foreign Currency Contracts*	—	(14,877)	—	(14,877)
Futures Contracts*	(106,243)	—	—	(106,243)
Total Investments	$13,079,673	$169,305,334	$1,015	$182,386,022
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
05/31/2017	Goldman Sachs International	EUR	923,978	USD	980,139	$ 988,501	$ (8,362)
05/31/2017	Goldman Sachs International	GBP	353,033	USD	440,707	442,848	(2,141)
05/31/2017	Goldman Sachs International	USD	327,983	EUR	302,300	323,410	(4,573)
05/31/2017	State Street Bank and Trust Co.	EUR	74,800	USD	80,222	80,023	199
Total Forward Foreign Currency Contracts—Currency Risk							$ (14,877)

Currency Abbreviations:

EUR	— Euro	GBP	— British Pound Sterling	USD	— U.S. Dollar

Open Futures Contracts – Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	Short	118	June-2017	$ (14,698,375)	$ (106,243)

                                Invesco V.I. High Yield Fund

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Powershares Senior Loan Portfolio are subsidiaries of Invesco Ltd. and therefore, Powershares Senior Loan Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Powershares Senior Loan Portfolio for the three months ended March 31, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 03/31/17	Dividend Income
Powershares Senior Loan Portfolio	$1,868,800	$1,167,000	$-	$ (12,000)	$-	$3,023,800	$22,825

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $42,783,093 and $40,468,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,386,722
Aggregate unrealized (depreciation) of investment securities	(8,562,856)
Net unrealized appreciation (depreciation) of investment securities	$(3,176,134)
Cost of investments for tax purposes is $185,683,276.

                                Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIIGR-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.10%

Australia–4.15%

Amcor Ltd.	3,543,861	$ 40,775,098
Brambles Ltd.	1,899,297	13,567,438
CSL Ltd.	245,386	23,431,380
		77,773,916

Brazil–4.01%

Banco Bradesco S.A. -ADR	1,482,776	15,183,626
BM&FBOVESPA S.A.	5,634,134	34,717,280
Cielo S.A.	2,789,600	25,227,145
		75,128,051

Canada–8.41%

Canadian National Railway Co.	255,605	18,866,930
Cenovus Energy Inc.	1,104,477	12,499,439
CGI Group Inc. -Class A (a)	852,678	40,856,218
Fairfax Financial Holdings Ltd.	44,680	20,333,373
Great-West Lifeco Inc.	567,822	15,734,286
PrairieSky Royalty Ltd.	617,793	13,035,509
Suncor Energy, Inc.	1,174,841	36,070,804
		157,396,559

China–2.73%

Baidu, Inc. -ADR(a)	90,922	15,685,863
Kweichow Moutai Co., Ltd. -Class A	630,240	35,355,116
		51,040,979

Denmark–2.15%

Carlsberg A/S -Class B	378,214	34,900,944
Novo Nordisk A/S -Class B	156,403	5,371,976
		40,272,920

France–4.59%

Essilor International S.A.	120,364	14,624,566
Pernod Ricard S.A.	83,173	9,839,580
Publicis Groupe S.A.	517,294	36,149,949
Schneider Electric S.E.	346,344	25,383,644
		85,997,739

Germany–9.41%

Allianz S.E.	177,812	32,938,097
Deutsche Boerse AG	493,906	45,406,021
Deutsche Post AG	509,454	17,447,785
ProSiebenSat.1 Media S.E.	722,693	31,997,564
SAP S.E.	493,226	48,395,170
		176,184,637

Hong Kong–4.34%

CK Hutchison Holdings Ltd.	3,654,768	44,958,319
Galaxy Entertainment Group Ltd.	6,617,000	36,228,725
		81,187,044

	Shares	Value

Israel–1.73%

Teva Pharmaceutical Industries Ltd. -ADR	1,006,439	$ 32,296,628

Italy–0.68%

Intesa Sanpaolo S.p.A.	4,712,363	12,798,521

Japan–6.79%

FANUC Corp.	95,500	19,626,729
Japan Tobacco, Inc.	968,200	31,515,988
Kao Corp.	279,500	15,352,344
Keyence Corp.	31,100	12,474,119
Komatsu Ltd.	557,437	14,582,170
Yahoo! Japan Corp.	7,261,100	33,636,177
		127,187,527

Mexico–3.04%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	444,457	39,343,334
Grupo Televisa S.A.B. -ADR	680,267	17,646,126
		56,989,460

Netherlands–1.08%

Wolters Kluwer N.V.	484,370	20,133,282

Singapore–0.95%

United Overseas Bank Ltd.	1,122,100	17,736,368

South Korea–1.94%

NAVER Corp.	33,456	25,575,466
Samsung Electronics Co., Ltd.	5,795	10,673,432
		36,248,898

Spain–1.48%

Amadeus IT Group S.A.	548,244	27,795,430

Sweden–3.16%

Getinge AB -Class B	832,964	14,623,312
Investor AB -Class B	845,322	35,618,017
Telefonaktiebolaget LM Ericsson -Class B	1,340,974	8,950,004
		59,191,333

Switzerland–6.72%

Cie Financiere Richemont S.A.	269,737	21,295,355
Julius Baer Group Ltd.	582,458	29,080,733
Novartis AG	159,918	11,872,688
Roche Holding AG	132,138	33,751,960
UBS Group AG	1,861,372	29,794,591
		125,795,327

Taiwan–2.25%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,282,282	42,110,141

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Thailand–1.58%

Kasikornbank PCL -NVDR	5,378,900	$ 29,593,540

Turkey–0.88%

Akbank T.A.S.	7,008,741	16,439,368

United Kingdom–17.84%

Aberdeen Asset Management PLC	3,538,059	11,709,153
British American Tobacco PLC	602,633	39,938,906
Compass Group PLC	1,716,634	32,336,220
Informa PLC	2,596,426	21,229,718
Lloyds Banking Group PLC	25,214,240	20,973,501
Next PLC	386,330	20,905,212
RELX PLC	2,450,718	48,052,627
Royal Dutch Shell PLC -Class B	766,290	21,048,547
Sky PLC	3,666,194	44,820,600
Smith & Nephew PLC	1,140,984	17,379,030
Unilever N.V.	562,124	27,925,504
WPP PLC	1,258,332	27,614,790
		333,933,808

United States–2.19%

Broadcom Ltd.	186,873	40,917,712
Total Common Stocks & Other Equity Interests (Cost $1,308,527,454)		1,724,149,188

	Shares	Value

Money Market Funds–7.41%

Government & Agency Portfolio – Institutional Class, 0.61% (b)	83,218,331	$ 83,218,331
Treasury Portfolio – Institutional Class, 0.59% (b)	55,478,887	55,478,887
Total Money Market Funds (Cost $138,697,218)		138,697,218
TOTAL INVESTMENTS–99.51% (Cost $1,447,224,672)		1,862,846,406
OTHER ASSETS LESS LIABILITIES–0.49%		9,156,671
NET ASSETS–100.00%		$1,872,003,077

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 1 to Level 2 of $222,430,997 and from Level 2 to Level 1 of $586,089,424, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$54,342,536	$23,431,380	$—	$77,773,916
Brazil	75,128,051	—	—	75,128,051
Canada	157,396,559	—	—	157,396,559
China	51,040,979	—	—	51,040,979
Denmark	5,371,976	34,900,944	—	40,272,920
France	60,614,095	25,383,644	—	85,997,739
Germany	176,184,637	—	—	176,184,637
Hong Kong	81,187,044	—	—	81,187,044
Israel	32,296,628	—	—	32,296,628
Italy	12,798,521	—	—	12,798,521
Japan	—	127,187,527	—	127,187,527
Mexico	56,989,460	—	—	56,989,460
Netherlands	20,133,282	—	—	20,133,282
Singapore	17,736,368	—	—	17,736,368
South Korea	36,248,898	—	—	36,248,898
Spain	—	27,795,430	—	27,795,430
Sweden	8,950,004	50,241,329	—	59,191,333
Switzerland	104,499,972	21,295,355	—	125,795,327
Taiwan	42,110,141	—	—	42,110,141
Thailand	29,593,540	—	—	29,593,540
Turkey	—	16,439,368	—	16,439,368
United Kingdom	138,645,136	195,288,672	—	333,933,808
United States	40,917,712	—	—	40,917,712
Money Market Funds	138,697,218	—	—	138,697,218
Total Investments	$1,340,882,757	$521,963,649	$—	$1,862,846,406

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $165,594,780 and $170,598,295, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 429,733,789
Aggregate unrealized (depreciation) of investment securities	(49,636,842)
Net unrealized appreciation of investment securities	$ 380,096,947
Cost of investments for tax purposes is $1,482,749,459.

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2017

invesco.com/us	I-VIMGV-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–65.30%

Aerospace & Defense–1.08%

General Dynamics Corp.	2,946	$551,491

Apparel, Accessories & Luxury Goods–0.49%

Michael Kors Holdings Ltd. (b)	6,588	251,069

Asset Management & Custody Banks–1.72%

Northern Trust Corp.	4,188	362,597

State Street Corp.	6,447	513,246

		875,843

Automobile Manufacturers–0.98%

General Motors Co.	14,180	501,405

Biotechnology–0.56%

Amgen Inc.	1,736	284,825

Broadcasting–0.21%

CBS Corp. -Class B	1,544	107,092

Building Products–0.94%

Johnson Controls International PLC	11,350	478,062

Cable & Satellite–1.69%

Charter Communications, Inc. -Class A (b)	1,026	335,830

Comcast Corp. -Class A	13,938	523,930

		859,760

Communications Equipment–2.05%

Cisco Systems, Inc.	17,013	575,039

Juniper Networks, Inc.	16,827	468,296

		1,043,335

Construction Machinery & Heavy Trucks–0.86%

Caterpillar Inc.	4,730	438,755

Data Processing & Outsourced Services–0.62%

PayPal Holdings, Inc. (b)	7,386	317,746

Diversified Banks–9.71%

Bank of America Corp.	61,119	1,441,797

Citigroup Inc.	28,331	1,694,761

Comerica Inc.	5,919	405,925

JPMorgan Chase & Co.	16,025	1,407,636

		4,950,119

Diversified Metals & Mining–0.50%

BHP Billiton Ltd. (Australia)	13,860	253,023

Drug Retail–1.34%

Walgreens Boots Alliance, Inc.	8,229	683,418

	Shares	Value

Electric Utilities–0.88%

FirstEnergy Corp.	5,281	$168,042

PG&E Corp.	4,270	283,357

		451,399

Fertilizers & Agricultural Chemicals–1.47%

Agrium Inc. (Canada)	2,573	245,850

Mosaic Co. (The)	17,315	505,252

		751,102

Health Care Distributors–0.69%

Cardinal Health, Inc.	4,316	351,970

Health Care Equipment–1.57%

Baxter International Inc.	6,954	360,635

Medtronic PLC	5,431	437,521

		798,156

Health Care Services–0.18%

Express Scripts Holding Co. (b)	1,396	92,010

Home Improvement Retail–0.50%

Kingfisher PLC (United Kingdom)	61,861	252,685

Hotels, Resorts & Cruise Lines–1.22%

Carnival Corp.	10,539	620,852

Industrial Conglomerates–0.91%

General Electric Co.	15,644	466,191

Industrial Machinery–0.74%

Ingersoll-Rand PLC	4,633	376,756

Insurance Brokers–2.04%

Aon PLC	3,969	471,081

Marsh & McLennan Cos., Inc.	3,688	272,506

Willis Towers Watson PLC	2,247	294,110

		1,037,697

Integrated Oil & Gas–3.67%

Exxon Mobil Corp.	3,317	272,027

Occidental Petroleum Corp.	9,095	576,259

Royal Dutch Shell PLC -Class A (United Kingdom)	24,862	653,765

TOTAL S.A. (France)	7,265	367,003

		1,869,054

Integrated Telecommunication Services–0.61%

Orange S.A. (France)	4,865	75,702

Verizon Communications Inc.	4,881	237,949

		313,651

Internet Software & Services–0.88%

eBay Inc. (b)	13,316	447,018

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Shares	Value

Investment Banking & Brokerage–3.61%

Charles Schwab Corp. (The)	9,765	$398,510

Goldman Sachs Group, Inc. (The)	1,878	431,414

Morgan Stanley	23,571	1,009,781

		1,839,705

IT Consulting & Other Services–0.84%

Cognizant Technology Solutions Corp. -Class A (b)	7,175	427,056

Managed Health Care–0.55%

Anthem, Inc.	1,701	281,311

Movies & Entertainment–0.56%

Time Warner Inc.	2,928	286,095

Oil & Gas Equipment & Services–1.97%

Baker Hughes Inc.	10,665	637,980

TechnipFMC PLC (United Kingdom)(b)	11,227	364,878

		1,002,858

Oil & Gas Exploration & Production–3.85%

Apache Corp.	14,207	730,098

Canadian Natural Resources Ltd. (Canada)	16,790	549,713

Devon Energy Corp.	16,333	681,413

		1,961,224

Other Diversified Financial Services–0.47%

Voya Financial, Inc.	6,295	238,958

Packaged Foods & Meats–0.70%

Mondelez International, Inc. -Class A	8,308	357,909

Pharmaceuticals–3.99%

Merck & Co., Inc.	10,940	695,128

Novartis AG (Switzerland)	5,035	373,810

Pfizer Inc.	17,697	605,414

Sanofi (France)	3,969	359,085

		2,033,437

Railroads–0.70%

CSX Corp.	7,711	358,947

Regional Banks–4.82%

BB&T Corp.	3,303	147,644

Citizens Financial Group, Inc.	23,055	796,550

Fifth Third Bancorp	22,093	561,162

First Horizon National Corp.	15,350	283,975

PNC Financial Services Group, Inc. (The)	5,536	665,649

		2,454,980

Semiconductor Equipment–0.16%

Applied Materials, Inc.	2,105	81,884

Semiconductors–1.64%

Intel Corp.	10,254	369,862

QUALCOMM, Inc.	8,126	465,945

		835,807

	Shares	Value

Systems Software–2.15%

Microsoft Corp.	5,056	$332,988

Oracle Corp.	17,053	760,734

		1,093,722

Tobacco–0.72%

Philip Morris International Inc.	3,241	365,909

Wireless Telecommunication Services–0.46%

Vodafone Group PLC -ADR (United Kingdom)	8,845	233,773

Total Common Stocks & Other Equity Interests (Cost $27,987,684)		33,278,059

	Principal Amount
Bonds & Notes–23.00%

Aerospace & Defense–0.07%

Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	$10,000	9,482

Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	25,000	24,969

		34,451

Air Freight & Logistics–0.01%

United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	4,000	3,654

Airlines–0.12%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	22,135	22,342

United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	27,414	27,894

Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	11,410	11,874

		62,110

Apparel Retail–0.04%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	19,000	19,042

Application Software–0.39%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	117,000	147,128

Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	55,000	52,628

		199,756

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Asset Management & Custody Banks–0.60%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	$40,000	$40,405

4.40%, 05/27/2026(c)	2,000	2,046

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	150,000	155,570

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	25,000	25,263

KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	85,000	84,996

		308,280

Automobile Manufacturers–0.47%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	200,000	201,009

General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	18,398

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	22,540

		241,947

Biotechnology–0.59%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	38,000	37,836

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	117,000	138,718

Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	99,539

Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	25,000	26,839

		302,932

Brewers–0.43%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	30,000	30,210

3.30%, 02/01/2023	25,000	25,495

4.70%, 02/01/2036	45,000	47,574

4.90%, 02/01/2046	47,000	50,938

Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	35,000	35,185

Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	13,000	12,846

4.20%, 07/15/2046	16,000	15,037

		217,285

	Principal Amount	Value

Cable & Satellite–1.12%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	$60,000	$63,258

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	150,000	156,991

Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(c)	150,000	187,638

Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(c)	136,000	164,985

		572,872

Communications Equipment–0.78%

Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	75,000	103,125

Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(c)(d)	39,000	38,123

Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	167,000	186,622

Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(c)	68,000	71,655

		399,525

Construction & Engineering–0.04%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	22,000	19,866

Consumer Finance–0.04%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	18,166

Data Processing & Outsourced Services–0.31%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(c)	119,000	127,553

Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	31,498

		159,051

Diversified Banks–1.14%

Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	25,000	24,768

Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	10,000	9,540

Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/2024	60,000	60,773

4.75%, 05/18/2046	15,000	14,907

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Banks–(continued)
Commonwealth Bank of Australia (Australia), Sr. Usnec. Notes, 2.25%, 03/10/2020(c)	$40,000	$40,163

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	15,000	14,612

4.26%, 02/22/2048	10,000	10,020

Unsec. Sub. Global Notes, 4.25%, 10/01/2027	15,000	15,421

Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	150,000	151,875

U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	10,000	9,836

Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	30,000	30,282

Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	97,285

4.65%, 11/04/2044	100,000	101,407

		580,889

Diversified Chemicals–0.09%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	43,000	43,610

Drug Retail–0.17%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	20,056

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	32,860

3.10%, 06/01/2023	11,000	11,014

4.50%, 11/18/2034	24,000	24,072

		88,002

Electrical Components & Equipment–0.19%
Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	95,000	95,008

Environmental & Facilities Services–0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	24,952

Fertilizers & Agricultural Chemicals–0.03%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	15,000	15,010

General Merchandise Stores–0.04%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	20,025

	Principal Amount	Value

Health Care Equipment–1.11%
Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	$170,000	$178,964

Sr. Unsec. Notes, 2.68%, 12/15/2019	15,000	15,227

Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	58,000	59,724

4.38%, 03/15/2035	20,000	21,046

NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	80,000	109,500

Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(c)	39,000	61,181

Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	99,000	118,552

		564,194

Health Care Facilities–0.89%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	173,000	170,837

HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	232,000	284,490

		455,327

Health Care REIT’s–0.05%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	25,000	25,180

Health Care Services–0.17%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	30,000	30,035

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	33,180

4.70%, 02/01/2045	22,000	21,449

		84,664

Home Improvement Retail–0.05%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	26,870

Hotel and Resort REIT’s–0.02%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	10,000	10,351

Hypermarkets & Super Centers–0.20%
Wal-Mart Stores, Inc., Sr. Unsec. Notes, 5.52%, 06/01/2017(d)(f)	100,000	100,562

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Integrated Oil & Gas–0.29%
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	$77,000	$77,333

Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	15,000	14,998

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	37,000	35,639

Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	18,190

		146,160

Integrated Telecommunication Services–1.08%
AT&T Inc.,
Sr. Unsec. Global Notes, 3.00%, 06/30/2022	28,000	27,869

3.40%, 05/15/2025	15,000	14,512

4.50%, 05/15/2035	25,000	23,650

5.15%, 03/15/2042	150,000	149,477

4.80%, 06/15/2044	40,000	37,545

Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	185,131

Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	113,457

		551,641

Internet & Direct Marketing Retail–0.53%
Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/2034	9,000	9,966

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(c)(d)	113,000	117,520

Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	85,000	95,997

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	45,622

		269,105

Investment Banking & Brokerage–0.79%
Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 4.25%, 10/21/2025	27,000	27,579

Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	161,000	163,214

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/2019	175,000	176,055

4.00%, 07/23/2025	35,000	36,195

		403,043

	Principal Amount	Value

Life & Health Insurance–0.44%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	$31,000	$31,188

4.00%, 01/25/2022(c)	35,000	35,662

Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	10,000	9,779

3.25%, 01/30/2024(c)	15,000	15,091

Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	50,000	54,818

Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	55,000	56,568

Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	20,000	20,198

		223,304

Movies & Entertainment–0.96%
Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(c)(d)	55,000	59,537

Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(c)	20,000	22,088

1.38%, 10/15/2023	299,000	339,552

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	61,000	66,452

		487,629

Multi-Line Insurance–0.79%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	150,000	174,373

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	20,000	20,098

4.38%, 01/15/2055	40,000	35,899

Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	50,000	50,275

New York Life Global Funding, Sec. Notes, 1.65%, 05/15/2017(c)	120,000	120,098

		400,743

Office REIT’s–0.30%
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	152,196

Oil & Gas Drilling–0.21%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(c)	73,000	71,905

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Oil & Gas Drilling–(continued)
Nabors Industries, Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	$40,000	$37,575

		109,480

Oil & Gas Equipment & Services–0.36%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	40,000	39,350

Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	114,000	146,704

		186,054

Oil & Gas Exploration & Production–0.31%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	18,000	21,827

Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	37,000	38,503

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	46,000	46,812

4.15%, 11/15/2034	49,000	49,062

		156,204

Oil & Gas Storage & Transportation–0.73%
Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	200,000	198,162

Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	16,000	16,958

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	19,000	18,179

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	20,252

Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	23,196

MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	65,000	67,580

Sr. Unsec. Global Notes,
5.50%, 02/15/2023	25,000	25,828

		370,155

Other Diversified Financial Services–0.10%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	50,000	50,107

Packaged Foods & Meats–0.51%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	45,000	45,273

	Principal Amount	Value

Packaged Foods & Meats–(continued)
Kellogg Co., Sr. Unsec. Global Notes, 1.75%, 05/17/2017	$125,000	$125,010

Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.25%, 06/05/2017	30,000	30,051

1.60%, 06/30/2017	56,000	56,020

Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	3,000	3,149

		259,503

Pharmaceuticals–1.30%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	150,000	153,050

Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	200,000	202,808

GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.50%, 05/08/2017	110,000	110,039

Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	81,367

Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(c)	37,000	44,770

Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	17,000	17,029

5.25%, 06/15/2046	25,000	25,658

Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(c)	13,000	13,528

Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/21/2023	14,000	13,345

		661,594

Property & Casualty Insurance–0.41%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	10,000	10,048

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	115,000	117,997

Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	59,000	78,802

		206,847

Railroads–0.05%
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	25,000	25,226

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Regional Banks–0.03%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	$15,000	$14,816

Renewable Electricity–0.29%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	148,495

Retail REIT’s–0.29%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/2018	150,000	150,314

Semiconductor Equipment–0.20%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	49,000	104,033

Semiconductors–1.13%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 01/15/2024(c)	50,000	50,422

Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	30,000	30,026

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	9,000	12,949

Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(c)	157,000	159,846

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	162,000	182,351

ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	108,000	118,462

Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(c)	21,000	22,378

		576,434

Specialized Finance–0.52%
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	45,000	45,366

3.00%, 09/15/2023	24,000	23,452

4.25%, 09/15/2024	35,000	36,269

Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	35,000	35,404

2.88%, 01/20/2022(c)	49,000	48,776

4.88%, 10/01/2025(c)	40,000	43,363

National Rural Utilities Cooperative Finance Corp. (The), Sr. Unsec. Medium-Term Notes, 0.95%, 04/24/2017	35,000	34,997

		267,627

	Principal Amount	Value

Specialized REIT’s–0.52%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	$178,000	$189,558

EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	75,000	75,567

		265,125

Systems Software–0.41%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	51,000	48,131

Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	51,000	45,932

Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	37,000	35,500

Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	50,000	49,125

4.30%, 07/08/2034	30,000	31,075

		209,763

Technology Distributors–0.06%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	30,000	30,428

Technology Hardware, Storage & Peripherals–0.60%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	38,562

3.35%, 02/09/2027	10,000	10,095

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	26,000	28,030

SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	140,000	133,250

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	65,000	63,212

5.75%, 12/01/2034	37,000	33,670

		306,819

Thrifts & Mortgage Finance–0.56%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/2017	173,000	173,865

Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/2017	73,000	112,694

		286,559

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Tobacco–0.02%
Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	$11,000	$11,001

Total Bonds & Notes (Cost $11,409,844)		11,723,986

U.S. Treasury Securities–6.86%

U.S. Treasury Notes–6.46%

0.50%, 04/30/2017	500,000	499,943

1.13%, 02/28/2019	2,403,000	2,397,648

1.63%, 03/15/2020	235,000	235,840

1.88%, 02/28/2022	38,200	38,119

2.13%, 02/29/2024	91,000	90,501

2.25%, 02/15/2027	33,100	32,678

		3,294,729

U.S. Treasury Bonds–0.40%

4.50%, 02/15/2036	75,000	95,114

2.88%, 11/15/2046	111,500	108,170

		203,284

Total U.S. Treasury Securities (Cost $3,496,862)		3,498,013

	Shares	Value

Preferred Stock–0.19%

Asset Management & Custody Banks–0.19%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd. (Cost $106,269)	1,700	$97,006

Money Market Funds–4.23%
Government & Agency Portfolio – Institutional Class, 0.61% (g)	1,292,973	1,292,973

Treasury Portfolio – Institutional Class, 0.59% (g)	861,983	861,983

Total Money Market Funds (Cost $2,154,956)		2,154,956

TOTAL INVESTMENTS–99.58% (Cost $45,155,615)		50,752,020

OTHER ASSETS LESS LIABILITIES–0.42%		212,706

NET ASSETS–100.00%		$50,964,726

Investment Abbreviations:
ADR	— American Depositary Receipt
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $2,808,595, which represented 5.51% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule. Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$31,569,481	$1,708,578	$—	$33,278,059
Bonds & Notes	—	11,723,986	—	11,723,986
U.S. Treasury Securities	—	3,498,013	—	3,498,013
Preferred Stocks	—	97,006	—	97,006
Money Market Funds	2,154,956	—	—	2,154,956
	33,724,437	17,027,583	—	50,752,020
Forward Foreign Currency Contracts*	—	11,145	—	11,145
Total Investments	$33,724,437	$17,038,728	$—	$50,763,165

* Unrealized appreciation.

                                 Invesco V.I. Managed Volatility Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
04/28/2017	Bank of New York Mellon (The)	AUD	130,546	USD	100,974	$99,679	$1,295
04/28/2017	Bank of New York Mellon (The)	CAD	276,270	USD	208,141	207,829	312
04/28/2017	Bank of New York Mellon (The)	CHF	145,604	USD	146,929	145,627	1,302
04/28/2017	Bank of New York Mellon (The)	EUR	301,201	USD	326,312	321,709	4,603
04/28/2017	Bank of New York Mellon (The)	GBP	350,212	USD	437,057	438,963	(1,906)
04/28/2017	State Street Bank and Trust Co.	AUD	130,577	USD	101,001	99,702	1,299
04/28/2017	State Street Bank and Trust Co.	CAD	276,268	USD	208,074	207,828	246
04/28/2017	State Street Bank and Trust Co.	CHF	145,630	USD	146,879	145,653	1,226
04/28/2017	State Street Bank and Trust Co.	EUR	301,235	USD	326,344	321,745	4,599
04/28/2017	State Street Bank and Trust Co.	GBP	360,331	USD	449,945	451,647	(1,702)
04/28/2017	State Street Bank and Trust Co.	USD	3,715	AUD	4,849	3,702	(13)
04/28/2017	State Street Bank and Trust Co.	USD	7,841	CAD	10,465	7,873	32
04/28/2017	State Street Bank and Trust Co.	USD	5,529	CHF	5,486	5,486	(43)
04/28/2017	State Street Bank and Trust Co.	USD	11,590	EUR	10,713	11,442	(148)
04/28/2017	State Street Bank and Trust Co.	USD	13,202	GBP	10,567	13,245	43
Total Forward Foreign Currency Contracts—Currency Risk							$11,145

Currency Abbreviations:
AUD	— Australian Dollar	EUR	—	Euro
CAD	— Canadian Dollar	GBP	—	British Pound Sterling
CHF	— Swiss Franc	USD	—	U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $2,648,266 and $4,181,609, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $8,796,455 and $8,609,009, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,494,649
Aggregate unrealized (depreciation) of investment securities	(1,259,132)
Net unrealized appreciation of investment securities	$5,235,517
Cost of investments for tax purposes is $45,516,503.

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VIMCCE-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–79.11%

Advertising–1.58%

Publicis Groupe S.A. (France)	75,009	$ 5,241,838

Apparel, Accessories & Luxury Goods–2.78%

Hanesbrands, Inc.	199,167	4,134,707
Samsonite International S.A.	1,399,500	5,096,261
		9,230,968

Application Software–1.15%

Synopsys, Inc. (b)	52,788	3,807,598

Asset Management & Custody Banks–0.96%

Northern Trust Corp.	36,832	3,188,915

Auto Parts & Equipment–1.60%

Delphi Automotive PLC	65,805	5,296,644

Biotechnology–1.13%

United Therapeutics Corp. (b)	27,548	3,729,448

Building Products–1.43%

Johnson Controls International PLC	112,791	4,750,757

Construction Machinery & Heavy Trucks–1.02%

Allison Transmission Holdings, Inc.	93,480	3,370,889

Data Processing & Outsourced Services–2.04%

Jack Henry & Associates, Inc.	72,702	6,768,556

Electronic Components–1.49%

Amphenol Corp. -Class A	69,419	4,940,550

Electronic Equipment & Instruments–1.26%

FLIR Systems, Inc.	115,076	4,174,957

Electronic Manufacturing Services–0.42%

IPG Photonics Corp. (b)	11,496	1,387,567

Environmental & Facilities Services–1.10%

Republic Services, Inc.	58,121	3,650,580

Financial Exchanges & Data–1.43%

Moody’s Corp.	42,319	4,741,421

Health Care Distributors–1.23%

Cardinal Health, Inc.	50,159	4,090,466

Health Care Equipment–2.39%

ResMed Inc.	45,827	3,298,169
Wright Medical Group N.V. (b)	148,197	4,611,891
		7,910,060

Home Furnishings–1.29%

Mohawk Industries, Inc. (b)	18,648	4,279,530

	Shares	Value

Homebuilding–1.87%

D.R. Horton, Inc.	185,872	$ 6,191,396

Household Appliances–1.69%

Whirlpool Corp.	32,729	5,607,460

Housewares & Specialties–1.54%

Newell Brands, Inc.	108,173	5,102,520

Industrial Machinery–7.85%

Dover Corp.	85,485	6,868,720
Fortive Corp.	83,401	5,022,408
ITT Inc.	109,037	4,472,698
Nordson Corp.	27,087	3,327,367
Stanley Black & Decker Inc.	47,576	6,321,423
		26,012,616

Insurance Brokers–0.97%

Brown & Brown, Inc.	77,292	3,224,622

Internet Software & Services–0.74%

Just Eat PLC (United Kingdom)(b)	346,705	2,458,040

IT Consulting & Other Services–1.68%

EPAM Systems, Inc. (b)	73,591	5,557,592

Life & Health Insurance–3.60%

St. James’s Place PLC (United Kingdom)	640,203	8,516,372
Torchmark Corp.	44,368	3,418,111
		11,934,483

Life Sciences Tools & Services–1.86%

Agilent Technologies, Inc.	116,560	6,162,527

Multi-Utilities–1.05%

CMS Energy Corp.	78,024	3,490,794

Office REIT’s–1.44%

Boston Properties, Inc.	35,926	4,756,962

Oil & Gas Equipment & Services–2.92%

Core Laboratories N.V.	41,386	4,780,911
Tenaris S.A. -ADR (Luxembourg)	143,795	4,909,161
		9,690,072

Oil & Gas Exploration & Production–5.55%

Concho Resources Inc. (b)	35,273	4,526,937
Range Resources Corp.	148,770	4,329,207
Seven Generations Energy Ltd. -Class A (Canada)(b)	339,236	6,198,770
Vermilion Energy, Inc. (Canada)	89,474	3,355,317
		18,410,231

Paper Packaging–1.02%

Packaging Corp. of America	36,822	3,373,632

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Pharmaceuticals–0.70%

Perrigo Co. PLC	34,839	$ 2,312,961

Property & Casualty Insurance–4.17%

Arch Capital Group Ltd. (b)	76,973	7,294,731
Progressive Corp. (The)	166,408	6,519,866
		13,814,597

Railroads–0.93%

Genesee & Wyoming Inc. -Class A (b)	45,258	3,071,208

Regional Banks–2.06%

First Republic Bank	72,723	6,822,145

Retail REIT’s–1.37%

GGP Inc.	196,536	4,555,705

Semiconductor Equipment–3.68%

KLA-Tencor Corp.	41,201	3,916,979
Teradyne, Inc.	266,199	8,278,789
		12,195,768

Semiconductors–3.72%

Analog Devices, Inc.	30,571	2,505,293
Microchip Technology Inc.	67,665	4,992,324
Xilinx, Inc.	83,285	4,821,369
		12,318,986

	Shares	Value

Specialty Chemicals–4.40%

Albemarle Corp.	38,925	$ 4,112,037
International Flavors & Fragrances Inc.	28,377	3,760,804
Koninklijke DSM N.V. (Netherlands)	48,562	3,284,861
PPG Industries, Inc.	32,488	3,413,839
		14,571,541
Total Common Stocks & Other Equity Interests (Cost $198,853,524)		262,196,602

Money Market Funds–17.25%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	34,296,082	34,296,082
Treasury Portfolio – Institutional Class, 0.59% (c)	22,864,055	22,864,055
Total Money Market Funds (Cost $57,160,137)		57,160,137
TOTAL INVESTMENTS–96.36% (Cost $256,013,661)		319,356,739
OTHER ASSETS LESS LIABILITIES–3.64%		12,059,396
NET ASSETS–100.00%		$331,416,135

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 2 to Level 1 of $11,801,233, due to foreign fair value adjustments.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $53,924,730 and $78,630,536, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 70,208,397
Aggregate unrealized (depreciation) of investment securities	(6,867,166)
Net unrealized appreciation of investment securities	$ 63,341,231
Cost of investments for tax purposes is $256,015,508.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-VIMCG-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.15%

Aerospace & Defense–1.27%

Raytheon Co.	18,843	$ 2,873,558

Airlines–0.60%

Alaska Air Group, Inc.	14,618	1,348,072

Alternative Carriers–1.15%

Zayo Group Holdings, Inc. (b)	78,996	2,598,968

Apparel Retail–2.52%

Burlington Stores, Inc. (b)	37,774	3,675,032
Foot Locker, Inc.	27,128	2,029,446
		5,704,478

Application Software–4.52%

Cadence Design Systems, Inc. (b)	94,568	2,969,435
Mobileye N.V. (b)	21,156	1,298,979
SS&C Technologies Holdings, Inc.	84,380	2,987,052
Tyler Technologies, Inc. (b)	19,150	2,959,824
		10,215,290

Asset Management & Custody Banks–1.02%

Affiliated Managers Group, Inc.	14,064	2,305,652

Auto Parts & Equipment–0.84%

Delphi Automotive PLC	23,479	1,889,825
Gentherm Inc. (b)	174	6,829
		1,896,654

Automotive Retail–2.50%

Advance Auto Parts, Inc.	12,331	1,828,194
O’Reilly Automotive, Inc. (b)	14,194	3,830,109
		5,658,303

Biotechnology–2.55%

BioMarin Pharmaceutical Inc. (b)	39,872	3,499,964
Neurocrine Biosciences, Inc. (b)	52,147	2,257,965
		5,757,929

Building Products–4.75%

A.O. Smith Corp.	47,006	2,404,827
Allegion PLC	33,801	2,558,736
Masco Corp.	76,348	2,595,069
Owens Corning	51,785	3,178,045
		10,736,677

Casinos & Gaming–1.28%

Wynn Resorts Ltd.	25,156	2,883,129

Communications Equipment–1.25%

F5 Networks, Inc. (b)	19,837	2,828,161

	Shares	Value

Construction Machinery & Heavy Trucks–0.53%

WABCO Holdings Inc. (b)	10,277	$ 1,206,725

Construction Materials–0.97%

Summit Materials, Inc. -Class A (b)	88,669	2,191,011

Data Processing & Outsourced Services–4.15%

Broadridge Financial Solutions, Inc.	38,122	2,590,390
Fidelity National Information Services, Inc.	52,009	4,140,956
Vantiv, Inc. -Class A (b)	41,108	2,635,845
		9,367,191

Distillers & Vintners–1.84%

Constellation Brands, Inc. -Class A	25,707	4,166,334

Diversified Support Services–1.63%

KAR Auction Services, Inc.	84,378	3,684,787

Electrical Components & Equipment–1.04%

Acuity Brands, Inc.	11,496	2,345,184

Electronic Components–1.86%

Amphenol Corp. -Class A	59,064	4,203,585

Electronic Manufacturing Services–0.90%

Flex Ltd. (b)	120,940	2,031,792

Environmental & Facilities Services–0.92%

Republic Services, Inc.	33,067	2,076,938

Financial Exchanges & Data–4.56%

CBOE Holdings Inc.	27,851	2,257,881
Intercontinental Exchange, Inc.	49,559	2,967,097
Nasdaq, Inc.	32,878	2,283,377
S&P Global Inc.	21,372	2,794,175
		10,302,530

General Merchandise Stores–0.86%

Dollar Tree, Inc. (b)	24,741	1,941,179

Health Care Equipment–6.23%

Boston Scientific Corp. (b)	130,347	3,241,730
DexCom Inc. (b)	37,902	3,211,437
Hologic, Inc. (b)	92,688	3,943,874
Penumbra, Inc. (b)	43,952	3,667,794
		14,064,835

Home Entertainment Software–1.81%

Electronic Arts Inc. (b)	45,710	4,091,959

Homebuilding–0.56%

D.R. Horton, Inc.	38,040	1,267,112

Housewares & Specialties–1.31%

Newell Brands, Inc.	62,570	2,951,427

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Human Resource & Employment Services–1.02%

Robert Half International, Inc.	47,036	$ 2,296,768

Industrial Conglomerates–0.72%

Carlisle Cos. Inc.	15,354	1,633,819

Industrial Machinery–1.54%

Stanley Black & Decker Inc.	26,122	3,470,830

Internet Software & Services–1.41%

CoStar Group Inc. (b)	15,407	3,192,639

Investment Banking & Brokerage–3.25%

E*TRADE Financial Corp. (b)	141,622	4,941,192
TD Ameritrade Holding Corp.	61,992	2,409,009
		7,350,201

IT Consulting & Other Services–1.14%

Gartner, Inc. (b)	23,797	2,569,838

Leisure Products–1.20%

Brunswick Corp.	44,324	2,712,629

Life Sciences Tools & Services–3.53%

INC Research Holdings, Inc. -Class A(b)	62,798	2,879,288
Patheon N.V. (b)	81,464	2,145,762
VWR Corp. (b)	104,894	2,958,011
		7,983,061

Managed Health Care–2.65%

Centene Corp. (b)	52,110	3,713,359
Humana Inc.	11,072	2,282,382
		5,995,741

Metal & Glass Containers–0.98%

Berry Plastics Group Inc. (b)	45,451	2,207,555

Movies & Entertainment–1.61%

Cinemark Holdings, Inc.	81,893	3,631,136

Oil & Gas Equipment & Services–0.80%

Halliburton Co.	36,696	1,805,810

Oil & Gas Exploration & Production–4.29%

Concho Resources Inc. (b)	23,439	3,008,161
Diamondback Energy Inc. (b)	39,047	4,049,760
Pioneer Natural Resources Co.	14,173	2,639,438
		9,697,359

Oil & Gas Storage & Transportation–1.12%

Cheniere Energy, Inc. (b)	53,705	2,538,635

Packaged Foods & Meats–1.60%

Pinnacle Foods Inc.	62,334	3,607,269

Pharmaceuticals–0.68%

Pacira Pharmaceuticals, Inc. (b)	33,829	1,542,602

Regional Banks–0.97%

Zions Bancorp.	52,056	2,186,352

	Shares	Value

Restaurants–2.34%

Chipotle Mexican Grill, Inc. (b)	4,918	$ 2,191,067
Domino’s Pizza, Inc.	16,773	3,091,264
		5,282,331

Semiconductors–6.33%

Cirrus Logic, Inc. (b)	26,638	1,616,660
Microchip Technology Inc.	40,444	2,983,958
Microsemi Corp. (b)	58,101	2,993,945
NXP Semiconductors N.V. (Netherlands)(b)	35,747	3,699,815
Qorvo, Inc. (b)	43,991	3,016,023
		14,310,401

Specialized REIT’s–3.35%

Equinix, Inc.	9,219	3,691,011
SBA Communications Corp. -Class A (b)	32,226	3,879,044
		7,570,055

Specialty Chemicals–1.34%

Sherwin-Williams Co. (The)	9,728	3,017,528

Specialty Stores–1.16%

Ulta Beauty, Inc. (b)	9,178	2,617,841

Systems Software–2.18%

ServiceNow, Inc. (b)	56,217	4,917,301

Trading Companies & Distributors–0.52%

Fastenal Co.	22,946	1,181,719
Total Common Stocks & Other Equity Interests (Cost $171,814,952)		224,018,880

Money Market Funds–0.92%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	1,067,313	1,067,313

Treasury Portfolio – Institutional Class, 0.59% (c)	1,003,536	1,003,536
Total Money Market Funds (Cost $2,070,849)		2,070,849
TOTAL INVESTMENTS–100.07% (Cost $173,885,801)		226,089,729
OTHER ASSETS LESS LIABILITIES–(0.07)%		(160,106)
NET ASSETS–100.00%		$ 225,929,623

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $27,031,409 and $31,917,193, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 53,594,140
Aggregate unrealized (depreciation) of investment securities	(2,582,594)
Net unrealized appreciation of investment securities	$ 51,011,546
Cost of investments for tax purposes is $175,078,183.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	MS-VISPI-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.40%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	1,742	$ 42,801
Omnicom Group Inc.	1,035	89,227
		132,028

Aerospace & Defense–2.22%

Arconic Inc.	1,938	51,047
Boeing Co. (The)	2,509	443,742
General Dynamics Corp.	1,256	235,123
L3 Technologies, Inc.	345	57,025
Lockheed Martin Corp.	1,100	294,360
Northrop Grumman Corp.	773	183,850
Raytheon Co.	1,288	196,420
Rockwell Collins, Inc.	581	56,450
Textron Inc.	1,205	57,346
TransDigm Group, Inc.	218	47,995
United Technologies Corp.	3,303	370,630
		1,993,988

Agricultural & Farm Machinery–0.16%

Deere & Co.	1,291	140,538

Agricultural Products–0.13%

Archer-Daniels-Midland Co.	2,526	116,297

Air Freight & Logistics–0.70%

C.H. Robinson Worldwide, Inc.	621	47,997
Expeditors International of Washington, Inc. 791		44,684
FedEx Corp.	1,080	210,762
United Parcel Service, Inc. -Class B	3,037	325,870
		629,313

Airlines–0.59%

Alaska Air Group, Inc.	550	50,721
American Airlines Group Inc.	2,221	93,948
Delta Air Lines, Inc.	3,233	148,589
Southwest Airlines Co.	2,702	145,259
United Continental Holdings Inc. (b)	1,267	89,501
		528,018

Alternative Carriers–0.08%

Level 3 Communications, Inc. (b)	1,279	73,184

Apparel Retail–0.51%

Foot Locker, Inc.	583	43,614
Gap, Inc. (The)	953	23,148
L Brands, Inc.	1,054	49,644
Ross Stores, Inc.	1,740	114,614
TJX Cos., Inc. (The)	2,862	226,327
		457,347

	Shares	Value

Apparel, Accessories & Luxury Goods–0.31%

Coach, Inc.	1,247	$ 51,539
Hanesbrands, Inc.	1,690	35,084
Michael Kors Holdings Ltd. (b)	720	27,439
PVH Corp.	358	37,042
Ralph Lauren Corp.	252	20,568
Under Armour, Inc. -Class A (b)	820	16,220
Under Armour, Inc. -Class C (b)	824	15,079
VF Corp.	1,452	79,817
		282,788

Application Software–0.92%

Adobe Systems Inc. (b)	2,183	284,074
Autodesk, Inc. (b)	859	74,278
Citrix Systems, Inc. (b)	696	58,039
Intuit Inc.	1,070	124,109
salesforce.com, inc. (b)	2,886	238,066
Synopsys, Inc. (b)	665	47,967
		826,533

Asset Management & Custody Banks–1.06%

Affiliated Managers Group, Inc.	246	40,329
Ameriprise Financial, Inc.	678	87,923
Bank of New York Mellon Corp. (The)	4,571	215,888
BlackRock, Inc.	536	205,562
Franklin Resources, Inc.	1,523	64,179
Invesco Ltd. (c)	1,793	54,920
Northern Trust Corp.	947	81,991
State Street Corp.	1,591	126,660
T. Rowe Price Group Inc.	1,068	72,784
		950,236

Auto Parts & Equipment–0.15%

BorgWarner, Inc.	900	37,611
Delphi Automotive PLC	1,188	95,622
		133,233

Automobile Manufacturers–0.46%

Ford Motor Co.	17,246	200,743
General Motors Co.	5,991	211,842
		412,585

Automotive Retail–0.34%

Advance Auto Parts, Inc.	329	48,778
AutoNation, Inc. (b)	287	12,137
AutoZone, Inc. (b)	125	90,381
CarMax, Inc. (b)	835	49,449
O’Reilly Automotive, Inc. (b)	403	108,745
		309,490

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–2.83%

AbbVie Inc.	7,024	$ 457,684
Alexion Pharmaceuticals, Inc. (b)	983	119,179
Amgen Inc.	3,245	532,407
Biogen Inc. (b)	954	260,842
Celgene Corp. (b)	3,428	426,546
Gilead Sciences, Inc.	5,760	391,219
Incyte Corp. (b)	770	102,926
Regeneron Pharmaceuticals, Inc. (b)	335	129,816
Vertex Pharmaceuticals Inc. (b)	1,088	118,973
		2,539,592

Brewers–0.09%

Molson Coors Brewing Co. -Class B	808	77,334

Broadcasting–0.24%

CBS Corp. -Class B	1,638	113,612
Discovery Communications, Inc. -Class A (b)	674	19,607
Discovery Communications, Inc. -Class C (b)	950	26,894
Scripps Networks Interactive Inc. -Class A	425	33,307
TEGNA Inc.	931	23,852
		217,272

Building Products–0.33%

Allegion PLC	428	32,400
Fortune Brands Home & Security, Inc.	688	41,865
Johnson Controls International PLC	4,136	174,208
Masco Corp.	1,411	47,960
		296,433

Cable & Satellite–1.29%

Charter Communications, Inc. -Class A (b)	950	310,954
Comcast Corp. -Class A	20,834	783,150
DISH Network Corp. -Class A(b)	995	63,173
		1,157,277

Casinos & Gaming–0.05%

Wynn Resorts Ltd.	355	40,687

Commodity Chemicals–0.15%

LyondellBasell Industries N.V. -Class A	1,454	132,590

Communications Equipment–1.06%

Cisco Systems, Inc.	22,045	745,121
F5 Networks, Inc. (b)	285	40,632
Harris Corp.	544	60,531
Juniper Networks, Inc.	1,687	46,949
Motorola Solutions, Inc.	727	62,682
		955,915

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	1,198	58,882

Construction & Engineering–0.10%

Fluor Corp.	622	32,730
Jacobs Engineering Group, Inc.	543	30,017
Quanta Services, Inc. (b)	675	25,049
		87,796

	Shares	Value

Construction Machinery & Heavy Trucks–0.50%

Caterpillar Inc.	2,584	$ 239,692
Cummins Inc.	676	102,211
PACCAR Inc.	1,538	103,354
		445,257

Construction Materials–0.14%

Martin Marietta Materials, Inc.	277	60,455
Vulcan Materials Co.	580	69,879
		130,334

Consumer Electronics–0.03%

Garmin Ltd.	515	26,322

Consumer Finance–0.78%

American Express Co.	3,336	263,911
Capital One Financial Corp.	2,117	183,460
Discover Financial Services	1,698	116,126
Navient Corp.	1,279	18,878
Synchrony Financial	3,394	116,414
		698,789

Copper–0.09%

Freeport-McMoRan Inc. (b)	5,818	77,728

Data Processing & Outsourced Services–2.36%

Alliance Data Systems Corp.	246	61,254
Automatic Data Processing, Inc.	1,980	202,732
Fidelity National Information Services, Inc.	1,440	114,653
Fiserv, Inc. (b)	952	109,775
Global Payments Inc.	674	54,378
Mastercard Inc. -Class A	4,152	466,976
Paychex, Inc.	1,412	83,167
PayPal Holdings, Inc. (b)	4,949	212,906
Total System Services, Inc.	740	39,560
Visa Inc. -Class A	8,188	727,668
Western Union Co. (The)	2,154	43,834
		2,116,903

Department Stores–0.11%

Kohl’s Corp.	774	30,813
Macy’s, Inc.	1,341	39,747
Nordstrom, Inc.	519	24,170
		94,730

Distillers & Vintners–0.18%

Brown-Forman Corp. -Class B	779	35,974
Constellation Brands, Inc. -Class A	760	123,173
		159,147

Distributors–0.11%

Genuine Parts Co.	652	60,251
LKQ Corp. (b)	1,373	40,188
		100,439

Diversified Banks–5.20%

Bank of America Corp.	44,186	1,042,348
Citigroup Inc.	12,211	730,462
Comerica Inc.	774	53,081

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Diversified Banks–(continued)

JPMorgan Chase & Co.	15,742	$ 1,382,777
U.S. Bancorp	7,016	361,324
Wells Fargo & Co.	19,852	1,104,962
		4,674,954

Diversified Chemicals–0.75%

Dow Chemical Co. (The)	4,921	312,680
E. I. du Pont de Nemours and Co.	3,811	306,138
Eastman Chemical Co.	643	51,954
		670,772

Diversified Support Services–0.05%

Cintas Corp.	382	48,338

Drug Retail–0.74%

CVS Health Corp.	4,520	354,820
Walgreens Boots Alliance, Inc.	3,757	312,019
		666,839

Electric Utilities–1.99%

Alliant Energy Corp.	1,016	40,244
American Electric Power Co., Inc.	2,158	144,866
Duke Energy Corp.	3,083	252,837
Edison International	1,430	113,842
Entergy Corp.	785	59,629
Eversource Energy	1,392	81,822
Exelon Corp.	4,083	146,906
FirstEnergy Corp.	1,969	62,654
NextEra Energy, Inc.	2,060	264,442
PG&E Corp.	2,220	147,319
Pinnacle West Capital Corp.	497	41,440
PPL Corp.	2,984	111,572
Southern Co. (The)	4,367	217,389
Xcel Energy, Inc.	2,230	99,123
		1,784,085

Electrical Components & Equipment–0.56%

Acuity Brands, Inc.	196	39,984
AMETEK, Inc.	1,015	54,891
Eaton Corp. PLC	1,983	147,040
Emerson Electric Co.	2,843	170,182
Rockwell Automation, Inc.	562	87,509
		499,606

Electronic Components–0.23%

Amphenol Corp. -Class A	1,353	96,293
Corning Inc.	4,056	109,512
		205,805

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	614	22,276

Electronic Manufacturing Services–0.13%

TE Connectivity Ltd.	1,559	116,223

Environmental & Facilities Services–0.25%

Republic Services, Inc.	1,014	63,690
Stericycle, Inc. (b)	380	31,498

	Shares	Value

Environmental & Facilities Services–(continued)
Waste Management, Inc.	1,785	$ 130,162
		225,350

Fertilizers & Agricultural Chemicals–0.37%

CF Industries Holdings, Inc.	1,042	30,583
FMC Corp.	598	41,615
Monsanto Co.	1,931	218,589
Mosaic Co. (The)	1,559	45,491
		336,278

Financial Exchanges & Data–0.70%

CBOE Holdings Inc.	401	32,509
CME Group Inc. -Class A	1,496	177,725
Intercontinental Exchange, Inc.	2,615	156,560
Moody’s Corp.	729	81,677
Nasdaq, Inc.	510	35,420
S&P Global Inc.	1,137	148,651
		632,542

Food Distributors–0.13%

Sysco Corp.	2,189	113,653

Food Retail–0.18%

Kroger Co. (The)	4,045	119,287
Whole Foods Market, Inc.	1,426	42,381
		161,668

Footwear–0.36%

NIKE, Inc. -Class B	5,840	325,463

General Merchandise Stores–0.33%

Dollar General Corp.	1,115	77,749
Dollar Tree, Inc. (b)	1,035	81,221
Target Corp.	2,466	136,098
		295,068

Gold–0.09%

Newmont Mining Corp.	2,330	76,797

Health Care Distributors–0.44%

AmerisourceBergen Corp.	733	64,870
Cardinal Health, Inc.	1,389	113,273
Henry Schein, Inc. (b)	352	59,829
McKesson Corp.	930	137,882
Patterson Cos. Inc.	372	16,826
		392,680

Health Care Equipment–2.47%

Abbott Laboratories	7,615	338,182
Baxter International Inc.	2,149	111,447
Becton, Dickinson and Co.	937	171,883
Boston Scientific Corp. (b)	5,980	148,723
C.R. Bard, Inc.	321	79,781
Danaher Corp.	2,688	229,905
Edwards Lifesciences Corp. (b)	938	88,238
Hologic, Inc. (b)	1,240	52,762
IDEXX Laboratories, Inc. (b)	392	60,607
Intuitive Surgical, Inc. (b)	161	123,402

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

Medtronic PLC	6,029	$ 485,696
Stryker Corp.	1,364	179,571
Varian Medical Systems, Inc. (b)	417	38,001
Zimmer Biomet Holdings, Inc.	886	108,189
		2,216,387

Health Care Facilities–0.18%

HCA Holdings, Inc. (b)	1,282	114,085
Universal Health Services, Inc. -Class B	392	48,785
		162,870

Health Care REIT’s–0.31%

HCP, Inc.	2,071	64,781
Ventas, Inc.	1,554	101,072
Welltower Inc.	1,591	112,675
		278,528

Health Care Services–0.42%

DaVita Inc. (b)	692	47,035
Envision Healthcare Corp. (b)	525	32,193
Express Scripts Holding Co. (b)	2,668	175,848
Laboratory Corp. of America Holdings (b)	457	65,566
Quest Diagnostics Inc.	607	59,601
		380,243

Health Care Supplies–0.12%

Cooper Cos., Inc. (The)	218	43,576
DENTSPLY SIRONA Inc.	1,013	63,252
		106,828

Health Care Technology–0.08%

Cerner Corp. (b)	1,292	76,034

Home Entertainment Software–0.30%

Activision Blizzard, Inc.	3,048	151,973
Electronic Arts Inc. (b)	1,358	121,568
		273,541

Home Furnishings–0.10%

Leggett & Platt, Inc.	597	30,041
Mohawk Industries, Inc. (b)	275	63,110
		93,151

Home Improvement Retail–1.23%

Home Depot, Inc. (The)	5,368	788,183
Lowe’s Cos., Inc.	3,813	313,467
		1,101,650

Homebuilding–0.14%

D.R. Horton, Inc.	1,516	50,498
Lennar Corp. -Class A	895	45,815
PulteGroup Inc.	1,243	29,273
		125,586

Homefurnishing Retail–0.03%

Bed Bath & Beyond Inc.	662	26,123

	Shares	Value

Hotel and Resort REIT’s–0.07%

Host Hotels & Resorts Inc.	3,221	$ 60,104

Hotels, Resorts & Cruise Lines–0.39%

Carnival Corp.	1,840	108,394
Marriott International Inc. -Class A	1,385	130,439
Royal Caribbean Cruises Ltd.	734	72,013
Wyndham Worldwide Corp.	472	39,785
		350,631

Household Appliances–0.06%

Whirlpool Corp.	328	56,196

Household Products–1.82%

Church & Dwight Co., Inc.	1,121	55,904
Clorox Co. (The)	564	76,044
Colgate-Palmolive Co.	3,890	284,709
Kimberly-Clark Corp.	1,572	206,923
Procter & Gamble Co. (The)	11,267	1,012,340
		1,635,920

Housewares & Specialties–0.11%

Newell Brands, Inc.	2,117	99,859

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	563	27,491

Hypermarkets & Super Centers–0.89%

Costco Wholesale Corp.	1,933	324,145
Wal-Mart Stores, Inc.	6,636	478,323
		802,468

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The)	2,949	32,970
NRG Energy, Inc.	1,349	25,226
		58,196

Industrial Conglomerates–2.40%

3M Co.	2,626	502,433
General Electric Co. (d)	38,454	1,145,929
Honeywell International Inc.	3,354	418,814
Roper Technologies, Inc.	444	91,681
		2,158,857

Industrial Gases–0.31%

Air Products and Chemicals, Inc.	953	128,932
Praxair, Inc.	1,252	148,487
		277,419

Industrial Machinery–0.83%

Dover Corp.	681	54,718
Flowserve Corp.	583	28,229
Fortive Corp.	1,320	79,490
Illinois Tool Works Inc.	1,374	182,014
Ingersoll-Rand PLC	1,133	92,136
Parker-Hannifin Corp.	584	93,627
Pentair PLC (United Kingdom)	745	46,771
Snap-on Inc.	259	43,685
Stanley Black & Decker Inc.	672	89,289

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Xylem, Inc.	801	$ 40,226
		750,185

Industrial REIT’s–0.13%

Prologis, Inc.	2,320	120,362

Insurance Brokers–0.47%

Aon PLC	1,154	136,969
Arthur J. Gallagher & Co.	791	44,723
Marsh & McLennan Cos., Inc.	2,263	167,213
Willis Towers Watson PLC	563	73,691
		422,596

Integrated Oil & Gas–2.90%

Chevron Corp.	8,343	895,788
Exxon Mobil Corp.	18,275	1,498,732
Occidental Petroleum Corp.	3,355	212,573
		2,607,093

Integrated Telecommunication Services–2.29%

AT&T Inc.	27,079	1,125,132
CenturyLink Inc.	2,421	57,063
Verizon Communications Inc.	17,965	875,794
		2,057,989

Internet & Direct Marketing Retail–2.56%

Amazon.com, Inc. (b)	1,744	1,546,126
Expedia, Inc.	538	67,879
Netflix Inc. (b)	1,896	280,248
Priceline Group Inc. (The) (b)	216	384,473
TripAdvisor Inc. (b)	511	22,055
		2,300,781

Internet Software & Services–4.53%

Akamai Technologies, Inc. (b)	760	45,372
Alphabet Inc. -Class A (b)	1,309	1,109,770
Alphabet Inc. -Class C (b)	1,302	1,080,087
eBay Inc. (b)	4,455	149,555
Facebook, Inc. -Class A (b)	10,383	1,474,905
VeriSign, Inc. (b)	398	34,670
Yahoo! Inc. (b)	3,854	178,864
		4,073,223

Investment Banking & Brokerage–1.06%

Charles Schwab Corp. (The)	5,353	218,456
E*TRADE Financial Corp. (b)	1,201	41,903
Goldman Sachs Group, Inc. (The)	1,632	374,903
Morgan Stanley	6,333	271,306
Raymond James Financial, Inc.	563	42,934
		949,502

IT Consulting & Other Services–1.32%

Accenture PLC -Class A	2,744	328,951
Cognizant Technology Solutions Corp. -Class A (b)	2,681	159,573
CSRA Inc.	650	19,039
International Business Machines Corp.	3,782	658,597

	Shares	Value

IT Consulting & Other Services–(continued)

Teradata Corp. (b)	583	$ 18,143
		1,184,303

Leisure Products–0.10%

Hasbro, Inc.	492	49,111
Mattel, Inc.	1,524	39,030
		88,141

Life & Health Insurance–0.90%

Aflac, Inc.	1,768	128,039
Lincoln National Corp.	1,002	65,581
MetLife, Inc.	4,791	253,061
Principal Financial Group, Inc.	1,174	74,091
Prudential Financial, Inc.	1,887	201,305
Torchmark Corp.	483	37,210
Unum Group	1,018	47,734
		807,021

Life Sciences Tools & Services–0.65%

Agilent Technologies, Inc.	1,423	75,234
Illumina, Inc. (b)	644	109,892
Mettler-Toledo International Inc. (b)	114	54,596
PerkinElmer, Inc.	489	28,391
Thermo Fisher Scientific, Inc.	1,720	264,192
Waters Corp. (b)	352	55,021
		587,326

Managed Health Care–1.59%

Aetna Inc.	1,549	197,575
Anthem, Inc.	1,164	192,502
Centene Corp. (b)	763	54,371
Cigna Corp.	1,132	165,827
Humana Inc.	657	135,434
UnitedHealth Group Inc.	4,191	687,366
		1,433,075

Metal & Glass Containers–0.06%

Ball Corp.	779	57,849

Motorcycle Manufacturers–0.05%

Harley-Davidson, Inc.	775	46,887

Movies & Entertainment–1.50%

Time Warner Inc.	3,412	333,386
Twenty-First Century Fox, Inc. -Class A	4,649	150,581
Twenty-First Century Fox, Inc. -Class B	2,138	67,946
Viacom Inc. -Class B	1,524	71,049
Walt Disney Co. (The)	6,411	726,943
		1,349,905

Multi-Line Insurance–0.46%

American International Group, Inc.	4,101	256,026
Assurant, Inc.	245	23,439
Hartford Financial Services Group, Inc. (The)	1,658	79,700
Loews Corp.	1,212	56,685
		415,850

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Multi-Sector Holdings–1.59%

Berkshire Hathaway Inc. -Class B (b)	8,371	$ 1,395,278
Leucadia National Corp.	1,423	36,998
		1,432,276

Multi-Utilities–1.05%

Ameren Corp.	1,064	58,084
CenterPoint Energy, Inc.	1,915	52,797
CMS Energy Corp.	1,224	54,762
Consolidated Edison, Inc.	1,337	103,831
Dominion Resources, Inc.	2,768	214,714
DTE Energy Co.	787	80,361
NiSource Inc.	1,425	33,901
Public Service Enterprise Group Inc.	2,221	98,501
SCANA Corp.	639	41,759
Sempra Energy	1,097	121,218
WEC Energy Group, Inc.	1,385	83,972
		943,900

Office REIT’s–0.28%

Alexandria Real Estate Equities, Inc.	391	43,213
Boston Properties, Inc.	674	89,244
SL Green Realty Corp.	448	47,766
Vornado Realty Trust	754	75,634
		255,857

Oil & Gas Drilling–0.06%

Helmerich & Payne, Inc.	483	32,153
Transocean Ltd. (b)	1,749	21,775
		53,928

Oil & Gas Equipment & Services–1.02%

Baker Hughes Inc.	1,873	112,043
Halliburton Co.	3,820	187,982
National Oilwell Varco Inc.	1,657	66,429
Schlumberger Ltd.	6,144	479,846
TechnipFMC PLC (United Kingdom)(b)	2,063	67,048
		913,348

Oil & Gas Exploration & Production–1.69%

Anadarko Petroleum Corp.	2,453	152,086
Apache Corp.	1,665	85,564
Cabot Oil & Gas Corp.	2,061	49,278
Chesapeake Energy Corp. (b)	3,357	19,941
Cimarex Energy Co.	424	50,664
Concho Resources Inc. (b)	652	83,678
ConocoPhillips	5,441	271,343
Devon Energy Corp.	2,298	95,873
EOG Resources, Inc.	2,541	247,875
EQT Corp.	772	47,169
Hess Corp.	1,170	56,406
Marathon Oil Corp.	3,690	58,302
Murphy Oil Corp.	709	20,270
Newfield Exploration Co. (b)	888	32,776
Noble Energy, Inc.	1,918	65,864
Pioneer Natural Resources Co.	744	138,555
Range Resources Corp.	840	24,444

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	2,203	$ 17,998
		1,518,086

Oil & Gas Refining & Marketing–0.49%

Marathon Petroleum Corp.	2,317	117,101
Phillips 66	1,943	153,925
Tesoro Corp.	512	41,503
Valero Energy Corp.	1,987	131,718
		444,247

Oil & Gas Storage & Transportation–0.38%

Enbridge Inc. (Canada)	1	30
Kinder Morgan, Inc.	8,431	183,290
ONEOK, Inc.	941	52,169
Williams Cos., Inc. (The)	3,639	107,678
		343,167

Packaged Foods & Meats–1.40%

Campbell Soup Co.	850	48,654
Conagra Brands, Inc.	1,825	73,620
General Mills, Inc.	2,555	150,770
Hershey Co. (The)	611	66,752
Hormel Foods Corp.	1,208	41,833
JM Smucker Co. (The)	510	66,851
Kellogg Co.	1,108	80,452
Kraft Heinz Co. (The)	2,618	237,741
McCormick & Co., Inc.	502	48,970
Mead Johnson Nutrition Co.	810	72,155
Mondelez International, Inc. -Class A	6,728	289,842
Tyson Foods, Inc. -Class A	1,275	78,680
		1,256,320

Paper Packaging–0.24%

Avery Dennison Corp.	397	31,998
International Paper Co.	1,805	91,658
Sealed Air Corp.	848	36,956
WestRock Co.	1,101	57,285
		217,897

Personal Products–0.13%

Coty, Inc. -Class A	2,098	38,037
Estee Lauder Cos. Inc. (The) -Class A	975	82,670
		120,707

Pharmaceuticals–5.04%

Allergan PLC	1,476	352,646
Bristol-Myers Squibb Co.	7,371	400,835
Eli Lilly and Co.	4,278	359,822
Johnson & Johnson	11,958	1,489,369
Mallinckrodt PLC (b)	461	20,547
Merck & Co., Inc.	12,108	769,342
Mylan N.V. (b)	2,020	78,760
Perrigo Co. PLC	640	42,490
Pfizer Inc.	26,232	897,397
Zoetis Inc.	2,168	115,706
		4,526,914

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Property & Casualty Insurance–0.84%

Allstate Corp. (The)	1,616	$ 131,688
Chubb Ltd.	2,052	279,585
Cincinnati Financial Corp.	669	48,349
Progressive Corp. (The)	2,547	99,791
Travelers Cos., Inc. (The)	1,232	148,505
XL Group Ltd. (Bermuda)	1,180	47,035
		754,953

Publishing–0.03%

News Corp. -Class A	1,703	22,139
News Corp. -Class B	543	7,331
		29,470

Railroads–0.84%

CSX Corp.	4,082	190,017
Kansas City Southern	469	40,221
Norfolk Southern Corp.	1,281	143,434
Union Pacific Corp.	3,586	379,829
		753,501

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,336	46,479

Regional Banks–1.21%

BB&T Corp.	3,545	158,462
Citizens Financial Group, Inc.	2,223	76,805
Fifth Third Bancorp	3,295	83,693
Huntington Bancshares Inc.	4,757	63,696
KeyCorp	4,742	84,313
M&T Bank Corp.	680	105,216
People’s United Financial Inc.	1,385	25,207
PNC Financial Services Group, Inc. (The)	2,135	256,712
Regions Financial Corp.	5,305	77,082
SunTrust Banks, Inc.	2,154	119,116
Zions Bancorp.	893	37,506
		1,087,808

Research & Consulting Services–0.23%

Dun & Bradstreet Corp. (The)	167	18,026
Equifax Inc.	533	72,882
Nielsen Holdings PLC	1,474	60,891
Verisk Analytics, Inc. -Class A (b)	683	55,419
		207,218

Residential REIT’s–0.45%

Apartment Investment & Management Co. -Class A	700	31,045
AvalonBay Communities, Inc.	602	110,527
Equity Residential	1,605	99,863
Essex Property Trust, Inc.	286	66,218
Mid-America Apartment Communities, Inc.	497	50,565
UDR, Inc.	1,194	43,294
		401,512

Restaurants–1.16%

Chipotle Mexican Grill, Inc. (b)	126	56,136
Darden Restaurants, Inc.	539	45,098
McDonald’s Corp.	3,609	467,762

	Shares	Value

Restaurants–(continued)

Starbucks Corp.	6,423	$ 375,039
Yum! Brands, Inc.	1,481	94,636
		1,038,671

Retail REIT’s–0.59%

Federal Realty Investment Trust	317	42,320
GGP Inc.	2,563	59,410
Kimco Realty Corp.	1,865	41,198
Macerich Co. (The)	539	34,712
Realty Income Corp.	1,194	71,079
Regency Centers Corp.	642	42,622
Simon Property Group, Inc.	1,409	242,390
		533,731

Semiconductor Equipment–0.38%

Applied Materials, Inc.	4,736	184,230
KLA-Tencor Corp.	685	65,123
Lam Research Corp.	714	91,649
		341,002

Semiconductors–3.02%

Advanced Micro Devices, Inc. (b)	3,399	49,456
Analog Devices, Inc.	1,597	130,844
Broadcom Ltd.	1,766	386,683
Intel Corp.	20,812	750,689
Microchip Technology Inc.	947	69,870
Micron Technology, Inc. (b)	4,568	132,015
NVIDIA Corp.	2,595	282,673
Qorvo, Inc. (b)	557	38,188
QUALCOMM, Inc.	6,509	373,226
Skyworks Solutions, Inc.	815	79,854
Texas Instruments Inc.	4,405	354,867
Xilinx, Inc.	1,108	64,142
		2,712,507

Soft Drinks–1.77%

Coca-Cola Co. (The)	17,047	723,475
Dr Pepper Snapple Group, Inc.	805	78,826
Monster Beverage Corp. (b)	1,779	82,136
PepsiCo, Inc.	6,298	704,494
		1,588,931

Specialized Consumer Services–0.02%

H&R Block, Inc.	908	21,111

Specialized REIT’s–1.03%

American Tower Corp. -Class A	1,882	228,738
Crown Castle International Corp.	1,582	149,420
Digital Realty Trust, Inc.	697	74,154
Equinix, Inc.	342	136,927
Extra Space Storage Inc.	562	41,807
Iron Mountain Inc.	1,095	39,059
Public Storage	654	143,167
Weyerhaeuser Co.	3,284	111,590
		924,862

Specialty Chemicals–0.53%

Albemarle Corp.	502	53,031

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialty Chemicals–(continued)

Ecolab Inc.	1,151	$ 144,266
International Flavors & Fragrances Inc.	348	46,120
PPG Industries, Inc.	1,132	118,951
Sherwin-Williams Co. (The)	357	110,738
		473,106

Specialty Stores–0.23%

Signet Jewelers Ltd.	312	21,612
Staples, Inc.	2,911	25,529
Tiffany & Co.	480	45,744
Tractor Supply Co.	575	39,658
Ulta Beauty, Inc. (b)	256	73,019
		205,562

Steel–0.09%

Nucor Corp.	1,397	83,429

Systems Software–3.37%

CA, Inc.	1,375	43,615
Microsoft Corp.	34,048	2,242,401
Oracle Corp.	13,208	589,209
Red Hat, Inc. (b)	787	68,076
Symantec Corp.	2,737	83,971
		3,027,272

Technology Hardware, Storage & Peripherals–4.31%

Apple Inc.	23,123	3,321,850
Hewlett Packard Enterprise Co.	7,316	173,389
HP Inc.	7,413	132,544
NetApp, Inc.	1,208	50,555
Seagate Technology PLC	1,292	59,342
Western Digital Corp.	1,269	104,731
Xerox Corp.	3,809	27,958
		3,870,369

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	1,108	39,888

Tobacco–1.79%

Altria Group, Inc.	8,547	610,427
Philip Morris International Inc.	6,837	771,897
Reynolds American Inc.	3,631	228,826
		1,611,150

Trading Companies & Distributors–0.19%

Fastenal Co.	1,268	65,302
United Rentals, Inc. (b)	368	46,018
W.W. Grainger, Inc.	239	55,630
		166,950

Trucking–0.06%

J.B. Hunt Transport Services, Inc.	382	35,045
Ryder System, Inc.	233	17,577
		52,622

Water Utilities–0.07%

American Water Works Co., Inc.	780	60,661
Total Common Stocks & Other Equity Interests (Cost $31,037,844)		89,326,984

	Shares	Value

Money Market Funds–0.75%

Government & Agency Portfolio – Institutional Class, 0.61% (e)	403,160	$ 403,160
Treasury Portfolio – Institutional Class, 0.59% (e)	268,774	268,774
Total Money Market Funds (Cost $671,934)		671,934
TOTAL INVESTMENTS–100.15% (Cost $31,709,778)		89,998,918
OTHER ASSETS LESS LIABILITIES–(0.15)%		(137,621)
NET ASSETS–100.00%		$ 89,861,297

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$89,326,984	$—	$—	$89,326,984
Money Market Funds	671,934	—	—	671,934
	89,998,918	—	—	89,998,918
Futures Contracts*	(1,152)	—	—	(1,152)
Total Investments	$89,997,766	$—	$—	$89,997,766

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	6	June-2017	$707,760	$(1,152)

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 03/31/17	Dividend Income
Invesco Ltd.	$55,643	$—	$(1,336)	$332	$281	$54,920	$514

Invesco V.I. S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $784,777 and $2,745,761, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 56,234,541
Aggregate unrealized (depreciation) of investment securities	(701,921)
Net unrealized appreciation of investment securities	$ 55,532,620
Cost of investments for tax purposes is $34,466,298.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VISCE-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.92%

Aerospace & Defense–2.33%

BWX Technologies, Inc.	76,277	$ 3,630,785
Orbital ATK, Inc.	36,893	3,615,514
		7,246,299

Air Freight & Logistics–0.93%

Forward Air Corp.	60,477	2,876,891

Alternative Carriers–1.07%

Iridium Communications Inc. (b)	343,887	3,318,510

Apparel Retail–0.75%

American Eagle Outfitters, Inc.	165,744	2,325,388

Application Software–2.88%

Blackbaud, Inc.	50,769	3,892,459
MicroStrategy Inc. -Class A (b)	14,314	2,688,169
Verint Systems Inc. (b)	54,485	2,363,287
		8,943,915

Auto Parts & Equipment–1.04%

Visteon Corp. (b)	32,984	3,230,783

Biotechnology–1.41%

Neurocrine Biosciences, Inc. (b)	60,628	2,625,192
Retrophin, Inc. (b)	95,949	1,771,219
		4,396,411

Building Products–2.19%

Apogee Enterprises, Inc.	63,665	3,795,070
Trex Co., Inc. (b)	43,489	3,017,702
		6,812,772

Casinos & Gaming–1.17%

Boyd Gaming Corp. (b)	165,756	3,648,290

Construction & Engineering–1.76%

Dycom Industries, Inc. (b)	31,794	2,955,252
Primoris Services Corp.	107,903	2,505,508
		5,460,760

Construction Materials–0.92%

Eagle Materials Inc.	29,423	2,858,150

Consumer Finance–1.04%

SLM Corp. (b)	266,870	3,229,127

Data Processing & Outsourced Services–2.92%

Euronet Worldwide, Inc. (b)	34,039	2,911,015
Genpact Ltd.	106,091	2,626,813

	Shares	Value

Data Processing & Outsourced Services–(continued)

Jack Henry & Associates, Inc.	37,939	$ 3,532,121
		9,069,949

Diversified Support Services–0.79%

Mobile Mini, Inc.	80,436	2,453,298

Electrical Components & Equipment–2.00%

EnerSys	42,280	3,337,583
Generac Holdings, Inc. (b)	77,497	2,889,088
		6,226,671

Electronic Components–0.87%

Belden Inc.	39,222	2,713,770

Electronic Equipment & Instruments–4.15%

Coherent, Inc. (b)	27,751	5,706,716
FLIR Systems, Inc.	86,287	3,130,492
Zebra Technologies Corp. -Class A (b)	44,670	4,076,138
		12,913,346

Environmental & Facilities Services–2.87%

ABM Industries Inc.	75,186	3,278,110
Team, Inc. (b)	68,779	1,860,472
Waste Connections, Inc. (Canada)	42,730	3,769,640
		8,908,222

Gas Utilities–1.38%

UGI Corp.	86,514	4,273,792

Health Care Equipment–4.91%

Analogic Corp.	38,252	2,903,327
Hill-Rom Holdings, Inc.	68,322	4,823,533
Nevro Corp. (b)	33,807	3,167,716
Wright Medical Group N.V. (b)	140,488	4,371,986
		15,266,562

Health Care Facilities–0.74%

Acadia Healthcare Co., Inc. (b)	53,056	2,313,242

Health Care REIT’s–0.92%

Healthcare Trust of America, Inc. -Class A	90,863	2,858,550

Health Care Services–0.52%

Tivity Health, Inc. (b)	55,650	1,619,415

Health Care Technology–0.92%

HMS Holdings Corp. (b)	140,082	2,847,867

Home Entertainment Software–1.71%

Take-Two Interactive Software, Inc. (b)	89,888	5,327,662

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Home Furnishings–0.92%

La-Z-Boy Inc.	105,758	$ 2,855,466

Homebuilding–0.57%

Beazer Homes USA, Inc. (b)	146,677	1,779,192

Household Appliances–1.06%

Helen of Troy Ltd. (b)	34,953	3,292,573

Industrial Machinery–3.46%

Albany International Corp. -Class A	85,781	3,950,215
SPX Corp. (b)	161,571	3,918,097
Watts Water Technologies, Inc. -Class A	46,504	2,899,524
		10,767,836

Investment Banking & Brokerage–3.12%

E*TRADE Financial Corp. (b)	109,758	3,829,457
Lazard Ltd. -Class A	72,079	3,314,913
Piper Jaffray Cos.	39,832	2,543,273
		9,687,643

IT Consulting & Other Services–0.76%

Luxoft Holding, Inc. (b)	37,644	2,354,632

Life & Health Insurance–1.12%

CNO Financial Group, Inc.	169,731	3,479,486

Life Sciences Tools & Services–0.96%

Cambrex Corp. (b)	54,477	2,998,959

Managed Health Care–0.00%

HealthEquity, Inc. (b)	11	467

Multi-Line Insurance–2.28%

American Financial Group, Inc.	41,653	3,974,529
Horace Mann Educators Corp.	75,460	3,097,633
		7,072,162

Office Services & Supplies–0.55%

Pitney Bowes Inc.	130,005	1,704,366

Oil & Gas Equipment & Services–1.75%

Forum Energy Technologies Inc. (b)	152,864	3,164,285
Superior Energy Services, Inc. (b)	159,398	2,273,015
		5,437,300

Oil & Gas Exploration & Production–4.16%

Energen Corp. (b)	61,846	3,366,896
Newfield Exploration Co. (b)	79,171	2,922,202
Parsley Energy, Inc. -Class A (b)	82,138	2,670,306
RSP Permian Inc. (b)	95,675	3,963,815
		12,923,219

Packaged Foods & Meats–2.39%

Pinnacle Foods Inc.	84,981	4,917,850
TreeHouse Foods, Inc. (b)	29,575	2,503,820
		7,421,670

	Shares	Value

Paper Packaging–1.41%

Graphic Packaging Holding Co.	340,768	$ 4,385,684

Pharmaceuticals–1.94%

Phibro Animal Health Corp. -Class A	85,704	2,408,282
Supernus Pharmaceuticals Inc. (b)	115,588	3,617,905
		6,026,187

Property & Casualty Insurance–1.10%

Hanover Insurance Group Inc. (The)	38,003	3,422,550

Real Estate Operating Companies–0.86%

Kennedy-Wilson Holdings Inc.	120,389	2,672,636

Regional Banks–9.56%

Bank of the Ozarks, Inc.	72,190	3,754,602
BankUnited, Inc.	82,939	3,094,454
Great Western Bancorp, Inc.	94,795	4,020,256
IBERIABANK Corp.	46,124	3,648,408
Pinnacle Financial Partners, Inc.	53,235	3,537,466
Synovus Financial Corp.	93,021	3,815,721
Webster Financial Corp.	78,109	3,908,574
Western Alliance Bancorp (b)	79,851	3,919,886
		29,699,367

Restaurants–2.19%

Panera Bread Co. -Class A (b)	13,334	3,491,775
Papa John’s International, Inc.	41,474	3,319,579
		6,811,354

Semiconductor Equipment–0.81%

Xperi Corp.	74,512	2,529,682

Semiconductors–3.79%

Cirrus Logic, Inc. (b)	41,666	2,528,709
MACOM Technology Solutions Holdings, Inc. (b)	65,193	3,148,822
Microsemi Corp. (b)	88,520	4,561,436
Power Integrations, Inc.	23,199	1,525,334
		11,764,301

Specialized Consumer Services–1.08%

ServiceMaster Global Holdings, Inc. (b)	80,373	3,355,573

Specialized REIT’s–1.02%

CubeSmart	122,582	3,182,229

Specialty Chemicals–3.11%

Minerals Technologies Inc.	45,617	3,494,262
PolyOne Corp.	83,423	2,843,890
Sensient Technologies Corp.	42,030	3,331,298
		9,669,450

Specialty Stores–1.57%

Michaels Cos., Inc. (The) (b)	136,643	3,059,437
Sally Beauty Holdings, Inc. (b)	89,032	1,819,814
		4,879,251

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Technology Distributors–1.06%

Tech Data Corp. (b)	35,050	$ 3,291,195

Technology Hardware, Storage & Peripherals–0.49%

Cray, Inc. (b)	69,783	1,528,248

Tires & Rubber–0.62%

Cooper Tire & Rubber Co.	43,586	1,933,039

Trucking–2.02%

Celadon Group, Inc.	126,741	830,154
Old Dominion Freight Line, Inc.	34,836	2,980,916
Swift Transportation Co. (b)	120,252	2,469,976
		6,281,046
Total Common Stocks & Other Equity Interests (Cost $244,272,259)		304,346,405

	Shares	Value

Money Market Funds–1.67%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	3,114,986	$ 3,114,986
Treasury Portfolio – Institutional Class, 0.59% (c)	2,076,658	2,076,658
Total Money Market Funds (Cost $5,191,644)		5,191,644
TOTAL INVESTMENTS–99.59% (Cost $249,463,903)		309,538,049
OTHER ASSETS LESS LIABILITIES–0.41%		1,269,343
NET ASSETS–100.00%		$ 310,807,392

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $14,449,739 and $29,865,367, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 74,135,666
Aggregate unrealized (depreciation) of investment securities	(14,195,679)
Net unrealized appreciation of investment securities	$ 59,939,987
Cost of investments for tax purposes is $249,598,062.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	I-VITEC-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.74%

Aerospace & Defense–3.52%

Raytheon Co.	24,701	$ 3,766,903

Application Software–2.49%

salesforce.com, inc. (b)	32,405	2,673,088

Biotechnology–9.75%

Alexion Pharmaceuticals, Inc. (b)	12,508	1,516,470
Amgen Inc.	13,346	2,189,678
Biogen Inc. (b)	3,681	1,006,459
BioMarin Pharmaceutical Inc. (b)	10,992	964,878
Celgene Corp. (b)	26,985	3,357,744
Incyte Corp. (b)	10,581	1,414,362
		10,449,591

Cable & Satellite–3.22%

DISH Network Corp. -Class A(b)	54,317	3,448,586

Consumer Electronics–3.47%

Sony Corp. (Japan)	109,700	3,721,303

Data Processing & Outsourced Services–6.70%

First Data Corp. -Class A (b)	93,215	1,444,832
Mastercard Inc. -Class A	18,004	2,024,910
Visa Inc. -Class A	41,793	3,714,144
		7,183,886

Home Entertainment Software–10.24%

Activision Blizzard, Inc.	48,214	2,403,950
Electronic Arts Inc. (b)	22,977	2,056,901
Nintendo Co., Ltd. (Japan)	13,400	3,116,519
Take-Two Interactive Software, Inc. (b)	27,713	1,642,549
UbiSoft Entertainment S.A. (France)(b)	41,132	1,757,077
		10,976,996

Internet & Direct Marketing Retail–8.73%

Amazon.com, Inc. (b)	8,620	7,641,975
Priceline Group Inc. (The) (b)	961	1,710,551
		9,352,526

Internet Software & Services–15.05%

Alibaba Group Holding Ltd. -ADR (China)(b)	25,395	2,738,343
Alphabet Inc. -Class A (b)	7,323	6,208,439
Alphabet Inc. -Class C (b)	2,710	2,248,108
Facebook, Inc. -Class A (b)	34,741	4,934,959
		16,129,849

Life Sciences Tools & Services–1.16%

Thermo Fisher Scientific, Inc.	8,110	1,245,696

	Shares	Value

Managed Health Care–1.40%

UnitedHealth Group Inc.	9,154	$ 1,501,348

Movies & Entertainment–0.94%

Time Warner Inc.	10,308	1,007,195

Pharmaceuticals–3.68%

Allergan PLC	7,609	1,817,942
Eli Lilly and Co.	13,559	1,140,448
Merck & Co., Inc.	15,485	983,917
		3,942,307

Regional Banks–1.34%

SVB Financial Group (b)	7,720	1,436,615

Semiconductor Equipment–1.09%

Applied Materials, Inc.	30,071	1,169,762

Semiconductors–8.22%

Broadcom Ltd.	17,426	3,815,597
Integrated Device Technology, Inc. (b)	88,094	2,085,185
NVIDIA Corp.	14,577	1,587,872
QUALCOMM, Inc.	23,099	1,324,497
		8,813,151

Systems Software–5.09%

Microsoft Corp.	72,170	4,753,116
ServiceNow, Inc. (b)	8,074	706,233
		5,459,349

Technology Hardware, Storage & Peripherals–8.40%

Apple Inc.	62,670	9,003,172

Tobacco–1.15%

Philip Morris International Inc.	10,952	1,236,481

Wireless Telecommunication Services–3.10%

Sprint Corp. (b)	383,094	3,325,256
Total Common Stocks & Other Equity Interests (Cost $65,831,648)		105,843,060

Money Market Funds–0.81%

Government & Agency Portfolio–Institutional Class, 0.61% (c)	521,818	521,818
Treasury Portfolio–Institutional Class, 0.59% (c)	347,878	347,878
Total Money Market Funds (Cost $869,696)		869,696
TOTAL INVESTMENTS–99.55% (Cost $66,701,344)		106,712,756
OTHER ASSETS LESS LIABILITIES–0.45%		482,451
NET ASSETS–100.00%		$107,195,207

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Investment Abbreviations:

ADR    —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Technology Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$99,005,238	$6,837,822	$—	$105,843,060
Money Market Funds	869,696	—	—	869,696
Total Investments	$99,874,934	$6,837,822	$—	$106,712,756

Invesco V.I. Technology Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $5,091,312 and $5,792,004, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,274,397
Aggregate unrealized (depreciation) of investment securities	(575,639)
Net unrealized appreciation of investment securities	$39,698,758
Cost of investments for tax purposes is $67,013,998.

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-VIVOPP-QTR-1	03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–98.25%

Advertising–1.68%

Omnicom Group Inc.	27,215	$ 2,346,205

Agricultural & Farm Machinery–0.48%

AGCO Corp.	11,189	673,354

Asset Management & Custody Banks–5.31%

Affiliated Managers Group, Inc.	36,440	5,973,974
SEI Investments Co.	29,100	1,467,804
		7,441,778

Auto Parts & Equipment–3.51%

Dana Inc.	254,800	4,920,188

Construction & Engineering–4.45%

AECOM (b)	175,004	6,228,392

Consumer Finance–5.31%

SLM Corp. (b)	127,800	1,546,380
Synchrony Financial	171,832	5,893,838
		7,440,218

Diversified Banks–11.78%

Bank of America Corp.	213,402	5,034,153
Citigroup Inc.	81,072	4,849,727
JPMorgan Chase & Co.	71,760	6,303,399
Wells Fargo & Co.	5,585	310,861
		16,498,140

Electronic Components–2.57%

Belden Inc.	52,056	3,601,755

Electronic Equipment & Instruments–2.36%

FLIR Systems, Inc.	91,300	3,312,364

Electronic Manufacturing Services–0.74%

Flex Ltd. (b)	61,900	1,039,920

Health Care Distributors–5.83%

Cardinal Health, Inc.	67,600	5,512,780
McKesson Corp.	17,900	2,653,854
		8,166,634

Health Care Facilities–2.50%

Acadia Healthcare Co., Inc. (b)	20,300	885,080
Brookdale Senior Living Inc. (b)	194,698	2,614,794
		3,499,874

Health Care Supplies–4.15%

Alere, Inc. (b)	146,377	5,815,558

Homebuilding–1.43%

CalAtlantic Group, Inc.	20,800	778,960

	Shares	Value

Homebuilding–(continued)

D.R. Horton, Inc.	36,600	$ 1,219,146
		1,998,106

Hotels, Resorts & Cruise Lines–4.50%

Carnival Corp.	42,300	2,491,893
Norwegian Cruise Line Holdings Ltd. (b)	75,200	3,814,896
		6,306,789

Human Resource & Employment Services–1.90%

ManpowerGroup Inc.	25,900	2,656,563

Industrial Machinery–2.06%

ITT Inc.	70,300	2,883,706

Investment Banking & Brokerage–7.11%

E*TRADE Financial Corp. (b)	64,600	2,253,894
LPL Financial Holdings, Inc.	96,993	3,863,231
TD Ameritrade Holding Corp.	98,700	3,835,482
		9,952,607

Life & Health Insurance–3.77%

Aflac, Inc.	18,034	1,306,022
MetLife, Inc.	75,117	3,967,680
		5,273,702

Managed Health Care–3.60%

Anthem, Inc.	21,500	3,555,670
Cigna Corp.	10,100	1,479,549
		5,035,219

Oil & Gas Equipment & Services–2.42%

Weatherford International PLC (b)	508,650	3,382,523

Oil & Gas Exploration & Production–1.44%

Apache Corp.	39,300	2,019,627

Pharmaceuticals–1.23%

Novartis AG (Switzerland)	23,152	1,718,859

Property & Casualty Insurance–4.67%

AmTrust Financial Services, Inc.	354,275	6,539,916

Real Estate Services–2.75%

Realogy Holdings Corp.	129,513	3,858,192

Regional Banks–1.75%

SVB Financial Group (b)	13,200	2,456,388

Semiconductors–1.04%

ON Semiconductor Corp. (b)	93,700	1,451,413

Steel–2.27%

Allegheny Technologies, Inc.	177,400	3,186,104

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Systems Software–2.75%

Oracle Corp.	86,195	$ 3,845,159

Thrifts & Mortgage Finance–2.89%

MGIC Investment Corp. (b)	174,521	1,767,898
Radian Group Inc.	126,576	2,273,305
		4,041,203
Total Common Stocks (Cost $115,963,852)		137,590,456

	Shares	Value

Money Market Funds–1.65%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	1,385,059	$ 1,385,059
Treasury Portfolio – Institutional Class, 0.59% (c)	923,373	923,373
Total Money Market Funds (Cost $2,308,432)		2,308,432
TOTAL INVESTMENTS–99.90% (Cost $118,272,284)		139,898,888
OTHER ASSETS LESS LIABILITIES–0.10%		144,987
NET ASSETS–100.00%		$ 140,043,875

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $12,275,921 and $16,390,104, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,175,519
Aggregate unrealized (depreciation) of investment securities	(4,957,772)
Net unrealized appreciation of investment securities	$21,217,747
Cost of investments for tax purposes is $118,681,141.

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 30, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.